Unique ID Customer  Seller  Servicer  Borrower  Original  State Note Date  Application  Occupancy  Purpose                QM Status    Overall  Fitch    Moody's  DBRS     S&P      Credit  Fitch   Moody's  DBRS    S&P     Credit Exceptions                                                                              Credit Exception Information                                                                              Credit Exception Comments                                                                              Property  Fitch     Moody's   DBRS      S&P       Property       Property       Property   Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                              Compliance Exception Information                                                                              Compliance Exception Comments                                                                              Seller Response       Compensating Factors                                                                              Subject to Disposition
          Loan ID   Loan ID Loan ID   Name      Loan                       Date                                                        Grade    Overall  Overall  Overall  Overall  Grade   Credit  Credit   Credit  Credit                                                                                                                                                                                                                                                                                                                  Grade     Property  Property  Property  Property  Exceptions     Exception      Exception  Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                                                                                                                                                                                                                                                                                                                      Predatory
                                                Amount                                                                                          Rating   Rating   Rating   Rating           Rating  Rating   Rating  Rating                                                                                                                                                                                                                                                                                                                            Rating    Rating    Rating    Rating                   Information    Comments               Rating      Rating      Rating      Rating                                                                                                                                                                                                                                                                                                                                                                                                                                                          - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        to Test

742986978 XXX       XXX     XXX       XXX       $XXX      AL    11/XX/2019 10/XX/2019   Second     purchase               Temporary    1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, GA Insurance              Evidence of taxes, insurance, and dues on the primary residence was missing from the file. While the                                                                                                                                                                                                        1           A           A           A           A           [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At                                                                                                                   REVIEWER - CURED COMMENT (2021/XX/13): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                        Home                              HPQM                                                                                               Verification, Tax Verification                                                                 borrower was not obligated on the Note, he appears to be a vested owner and taxes and insurance would                                                                                                                                                                                                                                                                   Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of
                                                                                                                          (GSE/Agency                                                                                                                                                                                       need to be considered.                                                                                                                                                                                                                                                                                                                                                  $118.00 exceeds tolerance of $75.00 plus 10% or $82.50.  Sufficient or excess cure was provided to
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 the borrower at Closing. (0)
742987166 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2020  12/XX/2019   Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:          REVIEWER - CURED COMMENT (2021/XX/12): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                                   Other                  ATR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Appraisal Fee was  last disclosed as $600.00 on LE but disclosed as $645.00 on Final Closing Disclosure. File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $645.00 exceeds tolerance of $600.00.  Sufficient or excess cure was provided to the does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower at Closing. (7506)                                                                        the tolerance cure to include $45, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
742986929 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2020 12/XX/2020   Primary    purchase               HUD Safe     1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Verification of Identification not provided                                                                                                                                                                                                                                                                                                               1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At                                                                                                                  REVIEWER - CURED COMMENT (2021/XX/17): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                                                          Harbor QM                                                                                          [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are                                                                                                                                                                                                                                                                                                                                                                              Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report
                                                                                                                                                                                                                             missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                               Fee.  Fee Amount of $81.30 exceeds tolerance of $54.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
742987059 XXX       XXX     XXX       XXX       $XXX      TN    11/XX/2019 10/XX/2019   Primary    purchase               HUD Safe     1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee      REVIEWER - CURED COMMENT (2021/XX/23): Sufficient Cure Provided At Closing                                                       Borrower has been employed in the same industry for more than 5 years.                                       -
                                                                                                                          Harbor QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee disclosed was disclosed as $18 on the initial LE but disclosed as $85 on the Final Closing Disclosure. File   REVIEWER - CURED COMMENT (2021/XX/23): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Life Of Loan).  Fee Amount of $85.00 exceeds tolerance of $18.00.  Sufficient or excess cure was  does not contain a valid COC for this fee, nor evidence of cure.                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to the borrower at Closing. (7580)                                                        Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At    not disclosed on the initial Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of                                                                                                                                   Borrowers made a down payment from their own funds on this purchase transaction of at least 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Notary Fee.     cure.                                                                                                                                                                                                                                          and $5,000.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower at Closing. (7542)                                                                                                                                                                                                                                                                                                                       The Loan to Value (LTV) on the loan is less than or equal to 70%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The representative FICO score is above 680.
742987195 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2019 11/XX/2019   Primary    purchase               HUD Safe     1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer REVIEWER - CURED COMMENT (2021/XX/26): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                                                          Harbor QM                                                                                          [3] Income Documentation - The verification of employment is not within 10 business days of                                                                                                                                                                                                                                                                                                                                                                            Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.   Tax Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at REVIEWER - CURED COMMENT (2021/XX/26): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                             the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                                                                                             Fee Amount of $2,559.00 exceeds tolerance of $2,542.00.  Sufficient or excess cure was provided to closing.
                                                                                                                                                                                                                             01/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                                             the borrower at Closing. (8304)                                                                    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Bond Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At    was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Bond Review     closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee.  Fee Amount of $350.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75236)
742987255 XXX       XXX     XXX       XXX       $XXX      AL    2/XX/2020  11/XX/2019   Primary    Refinance Limited      Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A           [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At                                                                                                                  REVIEWER - CURED COMMENT (2021/XX/19): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                                   Cash-out GSE           SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Fee Amount of $294.75 exceeds tolerance of $294.00.  Sufficient or excess cure was provided to the
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower at Closing. (8304)
742981417 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2010  3/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate on GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Final HUD-1 reflects the actual interest rate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Final HUD-1 reflects the actual payment due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742987307 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2010  2/XX/2010    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) HUD Error: An escrow account is disclosed on page 3 of the HUD                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and escrow types were not identified.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982824 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2006  12/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                     -
742986095 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not dated                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
742982795 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2005  3/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                confirm that borrower received.
742983448 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       final but not signed nor initialed by borrower.
742985646 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       final but not signed nor initialed by borrower.
742983867 XXX       XXX     XXX       XXX       $XXX      AZ    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received the TIL.
742985865 XXX       XXX     XXX       XXX       $XXX      CT    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742983412 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742982993 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                borrower so cannot confirm that borrower received.
742985878 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                borrower so cannot confirm that borrower received.
742982803 XXX       XXX     XXX       XXX       $XXX      TN    2/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                borrower so cannot confirm that borrower received.
742981932 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank     Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742987091 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987208 XXX       XXX     XXX       XXX       $XXX      OH    5/XX/2004  4/XX/2004    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               related testing cannot be performed.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987291 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2012  7/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               related testing cannot be performed.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987323 XXX       XXX     XXX       XXX       $XXX      MI    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
742987324 XXX       XXX     XXX       XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982818 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2009 10/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742985028 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2008  7/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742985950 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742987187 XXX       XXX     XXX       XXX       $XXX      NV    12/XX/2019 11/XX/2019   Primary    purchase               Temporary    2        B        B        B        B                                                 [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial         File only contained one months' bank statement, the DU approval required two months.                      SELLER - GENERAL COMMENT (2021/XX/19): Personal Settlement proceeds copy of check and deposit.                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - (Missing Data) Last Rate Set Date: The file was missing evidence of the rate lock date.                                                                                                             GENERAL COMMENT                                                                                                                    -
                                                                                                                          SHQM                                                                                               Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX //                                                                                                           Borrower received a personal settlement (see copy of check and LOX)  This documents the funds for the                                                                                                                                                         Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The file was                                                                                                             (2021/XX/19):
                                                                                                                          (GSE/Agency                                                                                        Account Type: Checking / Account Number: XXX                                                                                                                                                             large depost in the bank account.  The underwriters thought process is similar to when the borrower                                                                                                                                                           Date used to determine rate used for testing.                                                      missing a copy of the List of Homeownership Counseling Organizations.                                                                                                                                                    Personal Settlement
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                   sells a prior residence and shows the CD or the wire for the source of funds  The bank statment (one                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations         Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The file was missing a copy of the                                                                                                               proceeds copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                      month) was used to document the borrower placing the assets inthe account for use in the settlement                                                                                                                                                           Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership   Initial Escrow Account Disclosure.                                                                                                                                                                                       check and deposit.
                                                                                                                                                                                                                                                                                                                                                                                                                                      (see LOX).  All funds needed for close were from this one settlement check deposit.                                                                                                                                                                           Counseling Organizations to borrower.                                                              Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower                                                                                                                 Borrower received a
                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2021/XX/19): A copy of the check from the settlement was in file; however                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow  receipt was missing from the file.                                                                                                                                                                                       personal settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                      this does not satisfy the DU requirement for a VOD or bank statements covering a two-month period.                                                                                                                                                            account statement was not provided to the borrower.                                                                                                                                                                                                                                                                         (see copy of check
                                                                                                                                                                                                                                                                                                                                                                                                                                      The account where the settlement funds was an existing account and DU qualified the borrower using                                                                                                                                                            [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA                                                                                                                                                                                                                                  and LOX)  This
                                                                                                                                                                                                                                                                                                                                                                                                                                      funds from the checking and savings accounts and not from the settlement alone.  Exception remains                                                                                                                                                            Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business                                                                                                                                                                                                                           documents the funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    days prior to closing. (Final/12/XX/2019)                                                                                                                                                                                                                                                                                   for the large depost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in the bank account.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The underwriters
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                thought process is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                similar to when the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                borrower sells a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                prior residence and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                shows the CD or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                wire for the source
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of funds  The bank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                statment (one month)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was used to document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the borrower placing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the assets inthe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                account for use in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the settlement (see
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                LOX).  All funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                needed for close were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from this one
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                settlement check
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                deposit.
742983295 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL represents 98 monthly payments of MI                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     with a premium of $149.58. Whereas audited finance charge reflects 99 monthly payments of MI with a premium
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      of $149.58 and fall-off after approximately 78% LTV.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $541,993.09 is underdisclosed from calculated Finance Charge of $542,115.22 in the amount of $122.13.
742987269 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2010  3/XX/2010    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: VA Loan Guaranty Certificate not provided                                                                                                                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $350.04.                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     Itemization of amount financed did not disclose a settlement fee in the amount of $350.00 as a prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $215,102.56 is underdisclosed from calculated Finance Charge of $215,452.60 in the amount of $350.04.
742981425 XXX       XXX     XXX       XXX       $XXX      MO    1/XX/2011  11/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the closing                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     protection fee of $25 or the recording service fee of $25 , and Title service fee of $195. as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      charges
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $48,670.03 is underdisclosed from calculated Finance Charge of $48,851.03 in the amount of $181.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742985383 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2009  11/XX/2008   Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987179 XXX       XXX     XXX       XXX       $XXX      HI    8/XX/2010  7/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) business days of the creditor application date.
742983120 XXX       XXX     XXX       XXX       $XXX      CT    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9,                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if    10 or DC): Missing prelim title.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742982755 XXX       XXX     XXX       XXX       $XXX      MS    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983306 XXX       XXX     XXX       XXX       $XXX      CT    3/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742983838 XXX       XXX     XXX       XXX       $XXX      CT    11/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742987271 XXX       XXX     XXX       XXX       $XXX      CT    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742987312 XXX       XXX     XXX       XXX       $XXX      OR    2/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987200 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
742986434 XXX       XXX     XXX       XXX       $XXX      IN    1/XX/2006  11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
742987077 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         was used.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver
742983097 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not include the MI                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form premiums of $59.14 and  $118.28 in the prepaid amount financed.  Additional under disclosure is in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          payment stream and appears to be related to the MI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $166,246.42 is underdisclosed from calculated Finance Charge of $167,133.42 in the amount of $887.00.
742981433 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2012  10/XX/2011   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
742981699 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985426 XXX       XXX     XXX       XXX       $XXX      AZ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Original Lender was not able to be determined. Unable to determine if correct TILA rescission form final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987172 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Unable to determine compliance of Notice of Special Flood Hazard Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982924 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender appears to have                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure does not match terms of loan.                                                   used index lower than 3.61833% as located in look back and approval
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $382,883.30 is underdisclosed from calculated Finance Charge of $385,707.44 in the amount of $2,824.14.
742983775 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987064 XXX       XXX     XXX       XXX       $XXX      MI    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     State Compliance - Michigan Prepayment Penalty: PPP Expired. Prepayment charge not allowed per state (MI) -                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure does not match terms of loan.                                                   max prepayment charge for 1st ARM loan is 1% - note states 5%, 5%, 5%. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
742983418 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Final TIL expected date is the same                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.                                                   as the closing date and believed to be the final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985330 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure does not match terms of loan.                                                   final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982714 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Federal Compliance - Final TIL Finance Charge Under Disclosed: unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.                                                   missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,085,655.07 is underdisclosed from calculated Finance Charge of $1,085,757.57 in the amount of $102.50.
742983793 XXX       XXX     XXX       XXX       $XXX      VA    9/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.                                                   be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982971 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.                                                   be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981375 XXX       XXX     XXX       XXX       $XXX      PA    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742986115 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         program disclosure does not match terms of loan.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986682 XXX       XXX     XXX       XXX       $XXX      PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981563 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983591 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure does not match terms of loan.                                                   Final, not signed or initialed by Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742984233 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2004  2/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984517 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742987261 XXX       XXX     XXX       XXX       $XXX      CT    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - ARM Disclosure Prior to Closing Timing: ARM disclosure was provided by the Lender, at                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation closing 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
742983076 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2003 11/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the lender used a lower index than                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation is available in the lookback.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $90,612.46 is underdisclosed from calculated Finance Charge of $93,461.87 in the amount of $2,849.41.
742984160 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier of                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation $77.50 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $636,552.94 is underdisclosed from calculated Finance Charge of $636,630.44 in the amount of $77.50.
742983782 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation fee of $640 as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,074,703.78 is underdisclosed from calculated Finance Charge of $1,075,357.59 in the amount of $653.81.
742983215 XXX       XXX     XXX       XXX       $XXX      PA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the closing                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation letter fee of $35 and the wire fee of $10 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $104,086.08 is underdisclosed from calculated Finance Charge of $104,152.08 in the amount of $66.00.
742984903 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of underdisclosure                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation due to missing Final TIL itemization for Final HUD in file dated 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $933,613.58 is underdisclosed from calculated Finance Charge of $936,192.89 in the amount of $2,579.31.
742981156 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under dsiclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $843,050.77 is underdisclosed from calculated Finance Charge of $843,492.59 in the amount of $441.82.
742983100 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                                                                        -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation utilizing an index value of 1.595% per the Closing instructions, however the lowest index available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.                                                           lookback period is 1.67667%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $188,004.41 is underdisclosed from calculated Finance Charge of $194,643.24 in the amount of $6,638.83.
742983142 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM Federal Compliance - TIL APR Tolerance Irregular Transaction: Under-disclosure is due to payment streams                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation being under disclosed.  The lowest index available within the look-back period is 3.16330%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for a loan that did not start as an ARM.                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine Index used for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate       transaction. The lowest index available within the look-back period is 3.16330%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $568,519.11 is underdisclosed from calculated Finance Charge of $671,061.45 in the amount of $102,542.34.
742982941 XXX       XXX     XXX       XXX       $XXX      NH    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM State Compliance - New Hampshire Prepayment Penalty First Lien: PPP Expired                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Addendum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981095 XXX       XXX     XXX       XXX       $XXX      OK    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981113 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
742981301 XXX       XXX     XXX       XXX       $XXX      OH    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $45,839.15 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981329 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742981365 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742981370 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742982769 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2009  8/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          loan program disclosure not provided to the borrower at least three (3) days prior to consummation
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 for a loan that did not start as an ARM.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742982847 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742982907 XXX       XXX     XXX       XXX       $XXX      OR    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982908 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982959 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
742983085 XXX       XXX     XXX       XXX       $XXX      CO    6/XX/2004  5/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983144 XXX       XXX     XXX       XXX       $XXX      OR    10/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
742983160 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983174 XXX       XXX     XXX       XXX       $XXX      NH    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
742983179 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742983186 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983211 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983216 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983282 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983300 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983305 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983311 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983313 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 12.75000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983314 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983328 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983329 XXX       XXX     XXX       XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983337 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983350 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983375 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983376 XXX       XXX     XXX       XXX       $XXX      AZ    6/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983763 XXX       XXX     XXX       XXX       $XXX      VA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983764 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983770 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983771 XXX       XXX     XXX       XXX       $XXX      CT    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983778 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983781 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
742983816 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983824 XXX       XXX     XXX       XXX       $XXX      AZ    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983825 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983835 XXX       XXX     XXX       XXX       $XXX      UT    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983964 XXX       XXX     XXX       XXX       $XXX      CO    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983973 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984019 XXX       XXX     XXX       XXX       $XXX      CO    10/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984027 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984123 XXX       XXX     XXX       XXX       $XXX      TN    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984301 XXX       XXX     XXX       XXX       $XXX      RI    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
742984483 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
742984516 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984633 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984854 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
742984939 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984969 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742986957 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987009 XXX       XXX     XXX       XXX       $XXX      MN    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
742987119 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/1996  4/XX/1996    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             loan program disclosure not provided to the borrower at least three (3) days prior to consummation
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987251 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987274 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
742982909 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM State Compliance - California Prepayment Penalty Test: PPP Expired                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $14,129.00, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983210 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM State Compliance - California Prepayment Penalty: PPP Expired                                                                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $11,331.25, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982747 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $12,829.99, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982930 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
742982961 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $16,930.51, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983267 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $10,670.66, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983316 XXX       XXX     XXX       XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983772 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982929 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
742983139 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2005 6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
742984776 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
742986121 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower.                                                   final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985486 XXX       XXX     XXX       XXX       $XXX      IL    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.                                                   final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985316 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower.                                                   final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985387 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.                                                   final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982975 XXX       XXX     XXX       XXX       $XXX      VA    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                   final but not signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984082 XXX       XXX     XXX       XXX       $XXX      WI    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                   origination than the 3.88833% Index available within the look-back period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $311,221.68 is underdisclosed from calculated Finance Charge of $311,355.44 in the amount of $133.76.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
742984976 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                   funding/review fee of $150 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $698,969.66 is underdisclosed from calculated Finance Charge of $699,114.66 in the amount of $145.00.
742984651 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to lender utilizing an                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                   index value of 3.163% per the Closing Instructions, however, the lowest index value in the lookback period is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   3.32583%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $292,770.57 is underdisclosed from calculated Finance Charge of $304,086.11 in the amount of $11,315.54.
742985190 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2008  7/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                   be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985608 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2005  3/XX/2005    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Federal Compliance - TILA - Final TIL Missing: No TILs provided                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742981052 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981183 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981186 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981307 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981484 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981572 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981877 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982527 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982555 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982558 XXX       XXX     XXX       XXX       $XXX      NM    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982715 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2003 8/XX/2003    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982717 XXX       XXX     XXX       XXX       $XXX      OK    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982798 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2004 11/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982825 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
742982842 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  7/XX/2005    UTD        purchase                            2        B        B        B        B                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982896 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982933 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982935 XXX       XXX     XXX       XXX       $XXX      WA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982962 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983005 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
742983016 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2005  12/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983020 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983024 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983219 XXX       XXX     XXX       XXX       $XXX      AK    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983222 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983223 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983224 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983227 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983228 XXX       XXX     XXX       XXX       $XXX      AZ    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983229 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983235 XXX       XXX     XXX       XXX       $XXX      MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $3,696.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983292 XXX       XXX     XXX       XXX       $XXX      OR    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
742983294 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983319 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983330 XXX       XXX     XXX       XXX       $XXX      UT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983407 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2007 11/XX/2007   Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983462 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983513 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2003  5/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983561 XXX       XXX     XXX       XXX       $XXX      IA    8/XX/2003  7/XX/2003    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983579 XXX       XXX     XXX       XXX       $XXX      MO    11/XX/2004 10/XX/2004   Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983583 XXX       XXX     XXX       XXX       $XXX      CT    1/XX/2005  12/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983621 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/1989  7/XX/1989    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1989 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983647 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983653 XXX       XXX     XXX       XXX       $XXX      MI    5/XX/2001  4/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983654 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983681 XXX       XXX     XXX       XXX       $XXX      AR    3/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983682 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983700 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2003  6/XX/2003    UTD        Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983709 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983725 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             P&I: Note P&I of $549.95 does not match Calculated P&I of $549.73                                                                                                                                                                                                                                                                                                                                                                                                      Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983736 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2002 11/XX/2002   UTD        Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983741 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             P&I: Note P&I of $994.20 does not match Calculated P&I of $993.85                                                                                                                                                                                                                                                                                                                                                                                                      Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983773 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983829 XXX       XXX     XXX       XXX       $XXX      WA    5/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983864 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2004  1/XX/2004    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983914 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984193 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Closing / Title - ARM Error: Life Rate Maximum was not provided                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
742984212 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984439 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984885 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742985115 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2009  3/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985191 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985202 XXX       XXX     XXX       XXX       $XXX      OR    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985465 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985553 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985867 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986010 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742986049 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986084 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986171 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986384 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2004 12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742986397 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/1996  3/XX/1996    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986422 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
742986443 XXX       XXX     XXX       XXX       $XXX      MI    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
742986454 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/1996  6/XX/1996    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986670 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986684 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986956 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                                                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
742987011 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987029 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742987033 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
742987293 XXX       XXX     XXX       XXX       $XXX      OH    3/XX/2000  3/XX/2000    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982943 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986408 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - Missing Document: Construction Loan Addendum / Allonge not provided                                                                                                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan        Federal Compliance - TIL APR Tolerance Irregular Transaction: Under-disclosure related to CP provision of                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                   Note/Mod
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, which is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    timing requirements due to missing Initial Loan Application Date.                                  not fee related. TIL provided reflects estimated amounts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $137,656.82 is underdisclosed from calculated Finance Charge of $142,521.52 in the amount of $4,864.70.
742983064 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983108 XXX       XXX     XXX       XXX       $XXX      CO    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742983134 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984100 XXX       XXX     XXX       XXX       $XXX      MI    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984527 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742985009 XXX       XXX     XXX       XXX       $XXX      UT    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987328 XXX       XXX     XXX       XXX       $XXX      NM    3/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - FHA MIP Error (Borrower Paid):                                                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742983218 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
742981679 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                      SELLER - GENERAL COMMENT (2022/XX/10): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.                                                                                                                                                                 be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D) effective date is 2012 for  (2022/XX/10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               providing Complaint disclosures to the borrower.  Subject loan originated in 7/2007; as such, said         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   disclosure was not applicable at time of origination.                                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/10): "AMC performs its review for compliance with state and local laws or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                      enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                                                                                                                                          in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  originated in 7/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply applicable at time of defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan."
742983078 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2004  1/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981325 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983231 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981072 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $7,986.59, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742981200 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $15,198.51, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982850 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $19,666.27, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983226 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $23,760.10, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983230 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $22,243.65, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984788 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $23,837.66, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983111 XXX       XXX     XXX       XXX       $XXX      MI    4/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
742984589 XXX       XXX     XXX       XXX       $XXX      OH    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
742981486 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  8/XX/2007    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.                                                           final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985541 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2005  3/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.                                                           final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982172 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower.                                                           final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983426 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.                                                           final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985879 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of underdisclosure                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.                                                           due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $686,948.85 is underdisclosed from calculated Finance Charge of $687,188.25 in the amount of $239.40.
742982490 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2002  6/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                      SELLER - GENERAL COMMENT (2022/XX/26): The issue cited has either been resolved or was determined to                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                               GENERAL COMMENT                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Note Addendum - ARM not provided                                                                                                                        not be an exception as noted. An Affidavit of Lost Note was located which would include the ARM                                                                                                                                                               disclosure not provided to the borrower.                                                           missing Itemization of Amount Financed.                                                                                                                                                                                  (2022/XX/26): The
                                                                                                                                                                                                                                                                                                                                                                                                                                      Addendum. Support documents uploaded as XXX#XXX_Lost Note Affidavit_05.XX.22.                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                            issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2022/XX/26): Missing Variable Rate feature, variable rate disclosure                                                                                                                                                              Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                         either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                      associated with the Note. Exception remains.                                                                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                          or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                                                                                                                              not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                                                                                                                                    as noted. An
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                         Affidavit of Lost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                             Note was located
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1                                                                                                                                                                                                                              which would include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The                                                                                                                                                                                                                             the ARM Addendum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 01/XX/2002.                                                                                                                                                                                                                                                                                 Support documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL                                                                                                                                                                                                                          uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $153,984.81 is underdisclosed from calculated Finance Charge of $154,043.60 in                                                                                                                                                                                                                            XXX#XXX_Lost Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $58.79.                                                                                                                                                                                                                                                                                                       Affidavit_05.03.22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742981172 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981184 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981191 XXX       XXX     XXX       XXX       $XXX      PA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982123 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2002 11/XX/2002   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982384 XXX       XXX     XXX       XXX       $XXX      SC    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982698 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2002  3/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982826 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982893 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983221 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983590 XXX       XXX     XXX       XXX       $XXX      PA    3/XX/2005  2/XX/2005    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983625 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/1993 11/XX/1993   UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742984753 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984770 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Streamlined               2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984792 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984794 XXX       XXX     XXX       XXX       $XXX      VA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
742984795 XXX       XXX     XXX       XXX       $XXX      CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985217 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    Construction                        2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985509 XXX       XXX     XXX       XXX       $XXX      MO    1/XX/2005  12/XX/2004   Primary    purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985519 XXX       XXX     XXX       XXX       $XXX      AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985919 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2004  5/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986453 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/1996  12/XX/1995   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1995.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986667 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2002  12/XX/2001   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987068 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.
742981262 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984897 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983125 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983834 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
742984451 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742986410 XXX       XXX     XXX       XXX       $XXX      MI    5/XX/2004  4/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742984183 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2002 10/XX/2002   Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not       Not found.                                                                                                REVIEWER - GENERAL COMMENT (2019/XX/24): Lender provided documentation indicating borrower had                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                 selected TAMI but docs are dated 10/XX/2002.  Closing docs indicate borrower is paying for monthly MI.                                                                                                                                                        disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing instructions indicate Lender will select MI provider after closing.  Exception remains.                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
742984934 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984901 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program     Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization fees for Escrow/Settlement was                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.                                                           $300 and $325 on HUD.  Additional fees on HUD and not provided on itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $919,642.00 is underdisclosed from calculated Finance Charge of $919,755.14 in the amount of $113.14.
742986409 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2003  8/XX/2003    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742981073 XXX       XXX     XXX       XXX       $XXX      MN    10/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742981969 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure due to missing information.                                                             final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982083 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure due to missing information.                                                             final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985594 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure due to missing information.                                                             final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986426 XXX       XXX     XXX       XXX       $XXX      MS    4/XX/2002  3/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                Disclosure due to missing information.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983258 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
742981388 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
742983116 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
742983813 XXX       XXX     XXX       XXX       $XXX      AZ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
742984385 XXX       XXX     XXX       XXX       $XXX      AZ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
742984444 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
742984906 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
742981840 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.              Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983006 XXX       XXX     XXX       XXX       $XXX      CT    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.              Final, not signed or initialed by Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983626 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/1997 8/XX/1997    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a                                                                                                                                                                                                                                                           -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.              Settlement/Closing Fee of $125 and a Courier Fee of $30 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $178,614.70 is underdisclosed from calculated Finance Charge of $178,765.42 in the amount of $150.72.
742983168 XXX       XXX     XXX       XXX       $XXX      OR    12/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.              missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,366,928.96 is underdisclosed from calculated Finance Charge of $1,367,405.96 in the amount of $477.00.
742981091 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742981158 XXX       XXX     XXX       XXX       $XXX      MO    4/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $2,137.26 exceeds the state maximum of 2% of the prepaid balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
742981298 XXX       XXX     XXX       XXX       $XXX      WA    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981318 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981333 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742981382 XXX       XXX     XXX       XXX       $XXX      AZ    4/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742981386 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982967 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983086 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2004  9/XX/2003    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $435,715.96 is underdisclosed from calculated Finance Charge of $448,595.78 in the amount of $12,879.82.
742983095 XXX       XXX     XXX       XXX       $XXX      TN    8/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983175 XXX       XXX     XXX       XXX       $XXX      VA    2/XX/2006  9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $15,955.43 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
742983206 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983246 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983253 XXX       XXX     XXX       XXX       $XXX      OH    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983268 XXX       XXX     XXX       XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
742983315 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
742983323 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983365 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983390 XXX       XXX     XXX       XXX       $XXX      KY    9/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983652 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2002  1/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983844 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.25000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983956 XXX       XXX     XXX       XXX       $XXX      NM    6/XX/2004  2/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742984059 XXX       XXX     XXX       XXX       $XXX      MI    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
742984371 XXX       XXX     XXX       XXX       $XXX      KY    5/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742984374 XXX       XXX     XXX       XXX       $XXX      OH    4/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984446 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,244.25 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742984530 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984531 XXX       XXX     XXX       XXX       $XXX      OH    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,191.28 exceeds the state maximum of 1% of the original balance ($XXX).
742984541 XXX       XXX     XXX       XXX       $XXX      VA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $59,899.43 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
742984579 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984592 XXX       XXX     XXX       XXX       $XXX      UT    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984597 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
742984748 XXX       XXX     XXX       XXX       $XXX      AZ    8/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742984950 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984974 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984994 XXX       XXX     XXX       XXX       $XXX      MN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985035 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985063 XXX       XXX     XXX       XXX       $XXX      CO    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985077 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986904 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742986910 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983409 XXX       XXX     XXX       XXX       $XXX      OR    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.              final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.                                                                           but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982712 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - ARM Disclosure Timing Test: It was dated at closing.                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.              Federal Compliance - CHARM Booklet Disclosure Timing: It was dated at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer   Federal Compliance - FACTA Disclosure Missing: The disclosure was not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.                                                                           Business Days of Application: It was dated at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983281 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - ARM Disclosure Timing Test: It was dated the day before closing.                                                                                                                                                                                                                                                                       -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer   Business Days of Application: It was dated the day before closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987170 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 2.89%.                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.              The lowest Index available within the look-back period is 2.97%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $635,258.70 is underdisclosed from calculated Finance Charge of $647,346.64 in the amount of $12,087.94.
742984741 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.              with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $40,640.81 is underdisclosed from calculated Finance Charge of $174,045.67 in the amount of $133,404.86.
742986943 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at                                                                                                                                                                                                                                                         -
                                                                                                   Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         program disclosure not provided to the borrower within three (3) days of application.              origination than the 4.54% Index available within the look-back period.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $782,975.27 is underdisclosed from calculated Finance Charge of $798,688.17 in the amount of $15,712.90.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
742983348 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2008  11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL itemization did not disclose a                                                                                                                                                                                                                                                       -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.              Warehousing Fee for $50 and a wire fee of $35 as prepaid finance charges as reflected on the hud.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $627,385.45 is underdisclosed from calculated Finance Charge of $627,460.43 in the amount of $74.98.
742981340 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $165                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.              Closing Fee in the Prepaid Finance Charges.  It also disclosed $2270.40 in Prepaid Interest, whereas the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer   lists $2683.20.  It also discloses $800 Closing/Escrow Fee, whereas the HUD lists a $550 Settlement or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three    Closing Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,075,870.18 is underdisclosed from calculated Finance Charge of $1,076,197.98 in the amount of $327.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
742982906 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742982968 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983166 XXX       XXX     XXX       XXX       $XXX      MI    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $10,400.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983331 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983369 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984009 XXX       XXX     XXX       XXX       $XXX      MI    2/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984481 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,840.00 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984882 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984915 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to test complaint agency due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742986994 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983161 XXX       XXX     XXX       XXX       $XXX      MI    8/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984645 XXX       XXX     XXX       XXX       $XXX      OH    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,577.00 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983270 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742982862 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $80 Notice of                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.              Settlement. TIL Itemization disclosed Settlement charges in the amount of $200.00 and Final HUD reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  $300.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $752,700.15 is underdisclosed from calculated Finance Charge of $752,880.15 in the amount of $180.00.
742981086 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983220 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $15,653.26 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
742983333 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983342 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  2/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983999 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986937 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742982740 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742982920 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742983115 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  8/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984468 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984471 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742981368 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $16,664.45, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742982812 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $12,394.39, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983140 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $15,972.15, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983157 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $25,956.42, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983177 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $14,775.19, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742983262 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $17,598.27, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983310 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $11,137.50, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984677 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $32,958.03, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742981407 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan        Federal Compliance - ARM Disclosure Timing Test: It was provided at closing.                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          was not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982953 XXX       XXX     XXX       XXX       $XXX      MN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Negative Amortization Feature): Minnesota Residential Mortgage Originator and Servicer Licensing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act:  Mortgage loan contains an impermissible negative amortization feature.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983213 XXX       XXX     XXX       XXX       $XXX      MN    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981078 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $8,507.25 exceeds the state maximum of 1% of the original balance ($XXX).
742983128 XXX       XXX     XXX       XXX       $XXX      OH    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,921.60 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742984507 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,700.00 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742984077 XXX       XXX     XXX       XXX       $XXX      OH    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984476 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $29,452.00 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
742981556 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981904 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982821 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985215 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985308 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986669 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided.                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower index was used at                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          origination than the 1.605% available within the look-back period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $85,915.15 is underdisclosed from calculated Finance Charge of $107,895.31 in the amount of $21,980.16.
742982926 XXX       XXX     XXX       XXX       $XXX      MI    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed a Courier Fee for                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided within three (3) days of application due to missing information.                          $30 and the Final HUD reflects $75 and did not disclose an Email/E-doc fee for $25 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $178,059.41 is underdisclosed from calculated Finance Charge of $178,129.41 in the amount of $70.00.
742984390 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization disclosed a seetlement fee of                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          $500, however the HUD-1 shows the actual settlement fee charged was $750. TIL itemization did not disclose an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   e-doc  fee of $70, a courier fee of $60 and wiring fee of $10 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $678,493.62 is underdisclosed from calculated Finance Charge of $678,883.60 in the amount of $389.98.
742982790 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984373 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure created by difference in                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          Payment  Streams. Closing Instructions state the Index used was 3.06% and the minimum Index Source Available
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   is 3.5988.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    was 3.06%. The closest Index available in our look-back period is 3.5988%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $745,501.78 is underdisclosed from calculated Finance Charge of $825,265.32 in the amount of $79,763.54.
742983102 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                   SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                                                                                                                                        be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage     (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                 companies - (CLD) were required to comply with disclosing the Complaint disclosures for Mortgage loans;    issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                              this requirement was not applicable for brokered loans prior to 2005. The loan originated as a brokered    either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                  loan in 12/2004; as such, said disclosure was not applicable at time of origination.                       or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1                                                                                                                   REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.                                                                                                                       enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home                                                                                                                   a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to                                                                                                               of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      (CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                                                                                                                                        regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                brokered loans prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to 2005. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                brokered loan in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                12/2004; as such,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742981112 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981253 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981283 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981361 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981392 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981669 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982779 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982813 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $19,167.81 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982849 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982898 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983015 XXX       XXX     XXX       XXX       $XXX      MO    5/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983053 XXX       XXX     XXX       XXX       $XXX      MO    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $4,125.07 exceeds the state maximum of 2% of the prepaid balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
742983092 XXX       XXX     XXX       XXX       $XXX      NV    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983147 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983181 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983185 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983241 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983249 XXX       XXX     XXX       XXX       $XXX      AZ    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983280 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983387 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2009  8/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742983799 XXX       XXX     XXX       XXX       $XXX      NV    3/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742983804 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983819 XXX       XXX     XXX       XXX       $XXX      MI    12/XX/2005 12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983820 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984068 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984248 XXX       XXX     XXX       XXX       $XXX      CO    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984315 XXX       XXX     XXX       XXX       $XXX      KY    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984320 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2004 12/XX/2004   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984328 XXX       XXX     XXX       XXX       $XXX      CO    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984492 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984514 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984525 XXX       XXX     XXX       XXX       $XXX      KY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984534 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984553 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $250,000 and an introductory period less than 5 years.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984655 XXX       XXX     XXX       XXX       $XXX      OR    2/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984703 XXX       XXX     XXX       XXX       $XXX      OH    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $3,711.63 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984714 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984793 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $XXX exceeds the state maximum of 3 months interest  ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742984909 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984948 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985064 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985111 XXX       XXX     XXX       XXX       $XXX      UT    11/XX/2008 10/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742986679 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2007 5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983261 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987127 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987245 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2004  4/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985820 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    timing requirements due to missing Initial Loan Application Date.                                  be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    not signed or dated by borrower so cannot confirm that borrower received located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981057 XXX       XXX     XXX       XXX       $XXX      WA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL Itemization did not disclose the $15                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          Flood Cert Fee, the $25 Release Tracking Fee, the $600 Settlement Fee, $80 Courier Fee, $10 Wire Fee, or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with      $35 Wire fee in the Prepaid Finance Charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,798,078.86 is underdisclosed from calculated Finance Charge of $1,798,814.55 in the amount of $735.69.
742981101 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                                                                        -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.                          utilizing an index value of 3.019% per the closing instructions, however the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with      the lookback period is 3.16333%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $441,030.73 is underdisclosed from calculated Finance Charge of $457,374.54 in the amount of $16,343.81.
742981047 XXX       XXX     XXX       XXX       $XXX      OH    9/XX/2005  9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981363 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982739 XXX       XXX     XXX       XXX       $XXX      WA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982814 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $11,940.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982865 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982927 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983079 XXX       XXX     XXX       XXX       $XXX      MN    3/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983083 XXX       XXX     XXX       XXX       $XXX      MN    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983089 XXX       XXX     XXX       XXX       $XXX      MI    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983127 XXX       XXX     XXX       XXX       $XXX      MN    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983131 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983148 XXX       XXX     XXX       XXX       $XXX      WA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983154 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983182 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983187 XXX       XXX     XXX       XXX       $XXX      VA    12/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $12,417.60 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
742983189 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date. Unable to determine compliance with rescission timing requirements.
742983197 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $3,741.19 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983198 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983225 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
742983308 XXX       XXX     XXX       XXX       $XXX      DE    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983322 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983769 XXX       XXX     XXX       XXX       $XXX      MD    3/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983818 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $11,974.22 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983900 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983990 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984022 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984045 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984075 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984081 XXX       XXX     XXX       XXX       $XXX      OH    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
742984238 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2004  4/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984251 XXX       XXX     XXX       XXX       $XXX      UT    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984271 XXX       XXX     XXX       XXX       $XXX      CO    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984312 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984340 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984345 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984377 XXX       XXX     XXX       XXX       $XXX      CO    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984420 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984429 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984438 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984450 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984454 XXX       XXX     XXX       XXX       $XXX      IN    5/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742984512 XXX       XXX     XXX       XXX       $XXX      KY    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984518 XXX       XXX     XXX       XXX       $XXX      OR    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984539 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984591 XXX       XXX     XXX       XXX       $XXX      CO    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984731 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984733 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984902 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984981 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984988 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985053 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985124 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742986946 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987229 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2003  2/XX/2003    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
742987233 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
742987309 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983422 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         provided within three (3) days of application due to missing information.                          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982917 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          Settlement/Closing Fee for $1,050 as a prepaid finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $537,111.55 is underdisclosed from calculated Finance Charge of $538,291.54 in the amount of $1,179.99.
742982808 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $22,487.00, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983114 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  3/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $13,330.56, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983158 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983163 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984419 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981323 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $35,005.66, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983056 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $21,337.91, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983132 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $11,261.09, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983291 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $13,300.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984129 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $59,899.43, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
742984381 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $32,423.92, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984743 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $13,757.78, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984816 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $26,754.30, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984858 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $25,275.07, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981048 XXX       XXX     XXX       XXX       $XXX      PA    9/XX/2005  9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
742984154 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.
742985072 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
742984120 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.                      missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $456,039.91 is underdisclosed from calculated Finance Charge of $468,618.29 in the amount of $12,578.38.
742982014 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.                      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982713 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983336 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983343 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983812 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984220 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2003 12/XX/2003   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984768 XXX       XXX     XXX       XXX       $XXX      AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984835 XXX       XXX     XXX       XXX       $XXX      WA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984914 XXX       XXX     XXX       XXX       $XXX      KY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742987207 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742981141 XXX       XXX     XXX       XXX       $XXX      AZ    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981142 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742981321 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981352 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983805 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984244 XXX       XXX     XXX       XXX       $XXX      OR    5/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984501 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984637 XXX       XXX     XXX       XXX       $XXX      VA    1/XX/2006  11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984944 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985005 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986678 XXX       XXX     XXX       XXX       $XXX      IN    3/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742987191 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742984282 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2004 12/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program     Federal Compliance - Final TIL Finance Charge Under Disclosed: The index used at closing was not located in                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.                      file. The lowest index available in our look-back period is 2.5438%.  Seller paid almost all of the closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $301,198.58 is underdisclosed from calculated Finance Charge of $308,731.20 in the amount of $7,532.62.
742982922 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983368 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984658 XXX       XXX     XXX       XXX       $XXX      OH    2/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985001 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2008  11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985062 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  2/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984672 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983130 XXX       XXX     XXX       XXX       $XXX      MI    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981171 XXX       XXX     XXX       XXX       $XXX      VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing         State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.                                         Maximum prepayment charge for VA loan is 2% - note states .875%, .875%, .875%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
742981568 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982912 XXX       XXX     XXX       XXX       $XXX      WA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984083 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
742984165 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742984585 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
742984632 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
742984674 XXX       XXX     XXX       XXX       $XXX      VA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984735 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
742984870 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
742984871 XXX       XXX     XXX       XXX       $XXX      HI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
742984895 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984967 XXX       XXX     XXX       XXX       $XXX      OR    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742986898 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
742987237 XXX       XXX     XXX       XXX       $XXX      MN    1/XX/2004  12/XX/2003   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984656 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing         Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects the neg am payment                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.                                         recast occurring after month 38. Based on the note terms and index value, the recast occurs after month 36.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $421,005.42 is underdisclosed from calculated Finance Charge of $422,295.40 in the amount of $1,289.98.
742984640 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a                                                                                                                                                                                                                                                           -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.                                         subordination recording fee of $75 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $512,367.36 is underdisclosed from calculated Finance Charge of $512,442.01 in the amount of $74.65.
742983104 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine which fees are offset by                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.                                         the Lender lump sum credit of $3219.60
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $343,137.88 is underdisclosed from calculated Finance Charge of $347,270.60 in the amount of $4,132.72.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
742981111 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
742983103 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
742983113 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
742983151 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983194 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
742984011 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2005  1/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
742984023 XXX       XXX     XXX       XXX       $XXX      MI    12/XX/2004 11/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.47666%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $XXX or 2.47666%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984034 XXX       XXX     XXX       XXX       $XXX      IL    2/XX/2005  1/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984224 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2004  1/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
742984225 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2004  2/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984293 XXX       XXX     XXX       XXX       $XXX      MN    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984298 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984370 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
742984428 XXX       XXX     XXX       XXX       $XXX      MI    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984437 XXX       XXX     XXX       XXX       $XXX      WA    4/XX/2005  3/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
742984477 XXX       XXX     XXX       XXX       $XXX      CT    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
742984675 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
742984676 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984689 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742987243 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983765 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984126 XXX       XXX     XXX       XXX       $XXX      CO    6/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742982904 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2004 10/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984363 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742984423 XXX       XXX     XXX       XXX       $XXX      WA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742987183 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742986912 XXX       XXX     XXX       XXX       $XXX      CT    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985311 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not dated                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985313 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981567 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982237 XXX       XXX     XXX       XXX       $XXX      PA    6/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982981 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983963 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL represents 63 monthly payments of MI                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                with a premium of $51.93. Whereas audited finance charge reflects 180 monthly payments of MI with a premium
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide of $101.13 and fall-off after approximately 78% LTV.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $172,881.19 is underdisclosed from calculated Finance Charge of $178,838.14 in the amount of $5,956.95.
742983431 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984097 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982751 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the lender utilized a lower index                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                than the 5.32910% index available during the look-back period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $606,637.68 is underdisclosed from calculated Finance Charge of $612,655.58 in the amount of $6,017.90.
742983196 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                                                                        -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                utilizing an index value of 3.163% per the closing instructions; however, the lowest index value available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    the lookback period is 3.326%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $271,597.15 is underdisclosed from calculated Finance Charge of $282,144.38 in the amount of $10,547.23.
742983087 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2004  6/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983090 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2004  7/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983200 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
742983279 XXX       XXX     XXX       XXX       $XXX      NV    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981422 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2011  8/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742983030 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984818 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $452,793.40 is underdisclosed from calculated Finance Charge of $453,173.94 in the amount of $380.54.
742981405 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2010  11/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982948 XXX       XXX     XXX       XXX       $XXX      AZ    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983278 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984985 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982851 XXX       XXX     XXX       XXX       $XXX      MD    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - TIL APR Tolerance Irregular Transaction: Closing instructions indicate the Index used                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                was 4.55%. The closest Index available in our look-back period is 5.2494%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.             was 4.55%. The closest Index available in our look-back period is 5.2494%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $483,116.69 is underdisclosed from calculated Finance Charge of $531,128.73 in the amount of $48,012.04.
742982807 XXX       XXX     XXX       XXX       $XXX      NV    3/XX/2002  1/XX/2002    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981177 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 9.95000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983195 XXX       XXX     XXX       XXX       $XXX      MI    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981080 XXX       XXX     XXX       XXX       $XXX      MO    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $23,959.77 exceeds the state maximum of 2% of the prepaid balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prepay language states prepay will not exceed maximum permitted by applicable law.
742984300 XXX       XXX     XXX       XXX       $XXX      NV    9/XX/2004  9/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984526 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742984289 XXX       XXX     XXX       XXX       $XXX      CO    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Courier fee                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three    of $50, as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.                                                                           .
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $81,812.63 is underdisclosed from calculated Finance Charge of $81,857.63 in the amount of $45.00.
742981167 XXX       XXX     XXX       XXX       $XXX      AZ    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three    Business Days of Application: Compliance run using both minimum and maximum Index.   It appears that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.                                                                           lender incorrectly disclosed the total payment stream on the Final TIL, resulting in the under disclosure of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         total finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742982522 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain Preliminary or Final Title.                                                                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
742986533 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 02/XX/2004 used as disbursement date for
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987124 XXX       XXX     XXX       XXX       $XXX      IN    3/XX/2001  2/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Note Date of 03/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983737 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983674 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 05/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982569 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2007  6/XX/2007    Second     Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home       Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983679 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2001 11/XX/2001   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 12/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983744 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for         with the loan amount, loan term, and interest rate on the loan compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $276,799.35 is underdisclosed from calculated Finance Charge of $277,044.22 in the amount of $244.87.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
742983687 XXX       XXX     XXX       XXX       $XXX      MO    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982828 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2004  12/XX/2003   UTD        UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987219 XXX       XXX     XXX       XXX       $XXX      PA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period less than 15                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as         day minimum per state (PA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
742983664 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982076 XXX       XXX     XXX       XXX       $XXX      SC    1/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL signature not dated               SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated   be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          to be final, expected funding date same as disbursement and/or note date. Signature is dated, but cannot      companies were required to comply with disclosing the Complaint disclosures for Mortgage loans; this       issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide confirm when received by borrower.                                                                            requirement was not applicable to Federal regulated banks.  The loan originated as a XXX loan in 01/2007;  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   as such, said disclosure was not applicable at time of origination.                                        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/09): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                      enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                                                                                                                                          in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                       In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide                                                                                                                  combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                        a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                regulatory enforcement action involving the loan.                                                          comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                       SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal regulated defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded banks.  The loan loan transaction in which the broker is identified as the original payee of the note." So while a national originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       loan in 01/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan."                                                                    was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742985172 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2007  11/XX/2006   Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981814 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1     but is not signed or dated by borrower so cannot confirm that borrower received months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982627 XXX       XXX     XXX       XXX       $XXX      CT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1106.84 does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an correspond with the loan amount, loan term, and interest rate on the loan.----DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $182,052.00 is underdisclosed from calculated Finance Charge of $182,961.18 in the amount of $909.18.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982539 XXX       XXX     XXX       XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983471 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983883 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $98,787.00 is underdisclosed from calculated Finance Charge of $99,133.44 in the amount of $346.44.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982618 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983885 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2001  1/XX/2001    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986483 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983651 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983750 XXX       XXX     XXX       XXX       $XXX      ME    2/XX/2005  1/XX/2005    UTD        UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987230 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
742982723 XXX       XXX     XXX       XXX       $XXX      PA    2/XX/2008  1/XX/2008    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         Disclosed payment on Note of $687.12 does not correspond with the loan amount, loan term, and interest                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                rate on the loan.                                                                                                                                                                                                                                                                                                                                                       disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $106,138.23 is underdisclosed from calculated Finance Charge of $106,279.84 in the amount of $141.61.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983665 XXX       XXX     XXX       XXX       $XXX      TN    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983685 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2008  1/XX/2008    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983730 XXX       XXX     XXX       XXX       $XXX      MO    2/XX/2009  1/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.
742982720 XXX       XXX     XXX       XXX       $XXX      TN    3/XX/1998  2/XX/1998    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/1998, prior to three (3) business days from transaction date of 03/XX/1998.
742982457 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2001  2/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982667 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2004  2/XX/2004    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987384 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        following clauses:: Due On Sale Clause, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                     disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
742987135 XXX       XXX     XXX       XXX       $XXX      TN    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $104.50.                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as         Itemization of amount financed did not disclose a $7.50 flood cert, $47 recording service fee or $50 tax
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing.                                                          service fee as a prepaid finance charge
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $81,558.61 is underdisclosed from calculated Finance Charge of $81,663.11 in the amount of $104.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
742982905 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
742986658 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
742983888 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982682 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
742983675 XXX       XXX     XXX       XXX       $XXX      MI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
742983690 XXX       XXX     XXX       XXX       $XXX      ID    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
742985495 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2008  2/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as         be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982550 XXX       XXX     XXX       XXX       $XXX      CT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983761 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
742986564 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
742986597 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
742986598 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
742987373 XXX       XXX     XXX       XXX       $XXX      SD    3/XX/2009  1/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009.
742983688 XXX       XXX     XXX       XXX       $XXX      MO    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009.
742982670 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986069 XXX       XXX     XXX       XXX       $XXX      NM    4/XX/2004  4/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983757 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982579 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742983657 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2008  3/XX/2008    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance                                                                                                                                                                                                                                                                                                                                                                          applies.
                                                                                                                                                                                                                             at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983642 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2001  4/XX/2001    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983740 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2001  4/XX/2001    UTD        Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983756 XXX       XXX     XXX       XXX       $XXX      ME    5/XX/2002  4/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983692 XXX       XXX     XXX       XXX       $XXX      PA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as         off an assumed value of a contract sales price or original loan amount, whichever applies.: Appraisal is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     day minimum per state (PA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
742983748 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983711 XXX       XXX     XXX       XXX       $XXX      SC    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987069 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
742982526 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986944 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742981725 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    property as their primary residence. (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Second Home).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983677 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/1999  5/XX/1999    Primary    Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982691 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2003  5/XX/2003    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982827 XXX       XXX     XXX       XXX       $XXX      NH    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Addendum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
742982831 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986594 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
742983727 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987038 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as         missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $249,918.83 is underdisclosed from calculated Finance Charge of $250,208.07 in the amount of $289.24.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
742983121 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
742986572 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain Preliminary or Final Title.                                                                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC missing/not provided.                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983886 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987099 XXX       XXX     XXX       XXX       $XXX      OK    6/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987163 XXX       XXX     XXX       XXX       $XXX      PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period less than 15                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as         day minimum per state (PA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742983752 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Signature date is missing                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
742982567 XXX       XXX     XXX       XXX       $XXX      AZ    6/XX/2007  5/XX/2007    Primary    Refinance UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983693 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2008  5/XX/2008    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742982607 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $364,468.25 is underdisclosed from calculated Finance Charge of $364,675.19 in the amount of $206.94.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983624 XXX       XXX     XXX       XXX       $XXX      TN    7/XX/1996  4/XX/1996    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/1996 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986566 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2002  6/XX/2002    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742987355 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period less than 15                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as         day minimum per state (PA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
742983759 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
742987382 XXX       XXX     XXX       XXX       $XXX      MO    7/XX/2004  7/XX/2004    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742987111 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
742986593 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982829 XXX       XXX     XXX       XXX       $XXX      VA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982529 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2006  6/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983703 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982629 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as         to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982728 XXX       XXX     XXX       XXX       $XXX      ME    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983731 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742987360 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2011  6/XX/2011    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                   SELLER - GENERAL COMMENT (2021/XX/18): Credit exception - not critical                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                  GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                      REVIEWER - GENERAL COMMENT (2021/XX/18): Exception still applies.                                                                                                                                                                                             disbursement date not found in file. Security Instrument Notary Date of 07/XX/2011 used as                                                                                                                                                                                                                                  (2021/XX/18): Credit
                                                                                                                                                                                                                             [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated                                                                                                            SELLER - GENERAL COMMENT (2021/XX/18): Credit exception - not critical                                                                                                                                                                                        disbursement date for compliance testing.                                                                                                                                                                                                                                                                                   exception - not
                                                                                                                                                                                                                             P&I                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2021/XX/18): Exception still applies.                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                          critical
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                           SELLER - GENERAL COMMENT (2021/XX/18): Credit exception - not critical                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             following clauses:: Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                              REVIEWER - GENERAL COMMENT (2021/XX/18): Exception still applies.                                                                                                                                                                                             applies.                                                                                                                                                                                                                                                                                                                    GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score                                                                                                                                                                                                                                   (2021/XX/18): Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure was provided due to missing information.                                                                                                                                                                                                                                                                         exception - not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR                                                                                                                                                                                                                          critical
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    on subject loan of 10.13020% or Final Disclosure APR of 10.00000% is in excess of allowable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    threshold of APOR 4.55% + 1.5%, or 6.05000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                    GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien,                                                                                                                                                                                                                                (2021/XX/18): Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not                                                                                                                                                                                                                                  exception - not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    established on 1st lien mortgage loan.                                                                                                                                                                                                                                                                                      critical
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    without a cure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    without a cure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transfer Tax Fees without a cure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    without a cure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test GFE Estimate Available Through Date due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Estimate not on the proper 2010 GFE form.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Missing: Unable to determine if the Good Faith
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Estimate was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   HUD column on HUD Comparison Chart Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Final HUD-1 reflects the actual interest rate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if the Final HUD-1 reflects the actual payment due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Settlement Statement is on the proper 2010 form due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Incorrect TIL form used for loan originated after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    January 31, 2011.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest Rate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Payment on the loan due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect TIL Form Used: Unable to determine if the lender is using the new model disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA - `No guarantee to Refinance' Statement Missing: Unable to test required Final TIL verbiage due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
742982837 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2002  7/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987351 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2002  7/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002.
742983634 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Total of Payments, DSI                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as         calculation variance.
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           disbursement date for compliance testing.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause                                                                                                                                                                                                                                                                                                                                                                                                                                 applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $93,959.80 is underdisclosed from calculated Finance Charge of $94,104.46 in the amount of $144.66.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
742983716 XXX       XXX     XXX       XXX       $XXX      WA    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982669 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
742987060 XXX       XXX     XXX       XXX       $XXX      KY    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
742982483 XXX       XXX     XXX       XXX       $XXX      WA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982626 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                             own expense, Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                   LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987097 XXX       XXX     XXX       XXX       $XXX      PA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742981786 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742982672 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983732 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date for compliance testing.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
742983738 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742982833 XXX       XXX     XXX       XXX       $XXX      TN    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL is final but is                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as         not signed by borrower.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $438.80 does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $76,640.00 is underdisclosed from calculated Finance Charge of $76,835.83 in the amount of $195.83.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986606 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2002  8/XX/2002    Primary    UTD UTD                             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         State Compliance - New York Late Charge Grace Period Testing: 10 days grace period reflected on subject Line                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as         Agreement does not meet the minimum requirement of 15 days for the state of New York.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Right to Cancel not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986595 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986460 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.99000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
742982838 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to daily simple monthly                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as         payment calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $128,159.00 is underdisclosed from calculated Finance Charge of $128,562.27 in the amount of $403.27.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
742983694 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986005 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  8/XX/2006    Investment purchase                            2        B        B        B        B                                                 [3] General - Incomplete Document: Note - Subject Lien is incomplete                           Note contains only page 1  of 6                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
742987107 XXX       XXX     XXX       XXX       $XXX      AL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986488 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2002 9/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                            Appraisal not provided.                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                      disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date for compliance testing.
                                                                                                                                                                                                                             following clauses:: Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742986521 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987142 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2004 9/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987383 XXX       XXX     XXX       XXX       $XXX      MI    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985653 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986528 XXX       XXX     XXX       XXX       $XXX      AZ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987311 XXX       XXX     XXX       XXX       $XXX      PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
742982719 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 9/XX/2007    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did value of Primary.: occupancy is UDT, different mailing address on HUD than property address. Occupancy either not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  second home or investment score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983661 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742983663 XXX       XXX     XXX       XXX       $XXX      AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
742986560 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
742983395 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
742987133 XXX       XXX     XXX       XXX       $XXX      MS    11/XX/2000 10/XX/2000   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $XXX: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2000, prior to three (3) business days from transaction date of 11/XX/2000.
742982429 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2001 10/XX/2001   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742987295 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2003 10/XX/2003   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742986024 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2005 9/XX/2005    Investment purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
742987040 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
742986489 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742983743 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         State Compliance - Massachusetts Late Charge Percent Testing: 4% late fee exceeds the 3% maximum per state                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as         (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982484 XXX       XXX     XXX       XXX       $XXX      ID    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
742983887 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982632 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $239.59 does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an correspond with the loan amount, interest rate and terms of the Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $43,877.00 is underdisclosed from calculated Finance Charge of $44,011.30 in the amount of $134.30.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983881 XXX       XXX     XXX       XXX       $XXX      KS    12/XX/2000 11/XX/2000   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983894 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983893 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2003 11/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742987298 XXX       XXX     XXX       XXX       $XXX      PA    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982447 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         No evidence of Prelininary or Final Title in file.                                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
742983660 XXX       XXX     XXX       XXX       $XXX      NM    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742983184 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742983890 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742982879 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  9/XX/2006    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        mortgage loan file contains documenting evidence the consumer intends to occupy the subject        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    property as their primary residence. (Compliance testing performed based on the Occupancy Type of  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Second Home).                                                                                      be final. Expected funding date same as disbursement and/or not date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983109 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Borrower indicated they                                                                                                                                                                                                                                                  -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        mortgage loan file contains documenting evidence the consumer intends to occupy the subject        intend to occupy property as primary residence on page 3 of the Final 1003. Secondary Residence box checked property as their primary residence. (Compliance testing performed based on the Occupancy Type of  on page 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Second Home).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982934 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Borrower indicated they                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            mortgage loan file contains documenting evidence the consumer intends to occupy the subject        intend to occupy property as primary residence on page 4 of the Final 1003 in contradiction to the Investment property as their primary residence. (Compliance testing performed based on the Occupancy Type of  box checked on page 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983828 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Broker initial and final                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               mortgage loan file contains documenting evidence the consumer intends to occupy the subject        1003's both indicate secondary home on pg1 and primary occupancy on pg 3, AUS and 1008 both show approved as property as their primary residence. (Compliance testing performed based on the Occupancy Type of  Investment property.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983167 XXX       XXX     XXX       XXX       $XXX      CT    11/XX/2005 11/XX/2005   Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Final and initial 1003                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject        section VIII indicate primary - page 1 and all approvals indicate Investor property as their primary residence. (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
742983164 XXX       XXX     XXX       XXX       $XXX      MS    9/XX/2005  8/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Page 1 of initial and                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject        final applications indicate this is an investment property, pg 3 of both applications indicate this will be property as their primary residence. (Compliance testing performed based on the Occupancy Type of  owner occupied
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
742983234 XXX       XXX     XXX       XXX       $XXX      OK    5/XX/2006  4/XX/2006    Investment purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The         Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Pg 1 of application                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject        indicates this is investment property, page 3 of Final application declarations section reflects borrower property as their primary residence. (Compliance testing performed based on the Occupancy Type of  intent to Owner Occupy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984773 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  8/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
742983774 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2005  6/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting       Federal Compliance - Disparity in Occupancy: Both the initial and final loan applications indicate the                                                                                                                                                                                                                                                      -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence the consumer intends to occupy the subject property as their primary residence.           property will be an investment property on page 1 but that the borrower intends to occupy the property as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Compliance testing performed based on the Occupancy Type of Investment)                           their primary residence on the signature page. Loan passes High Cost testing when tested as a primary residence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Compliance testing completed using occupancy of Primary with no high cost impact.
742982923 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2006  12/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting       Federal Compliance - Disparity in Occupancy: Broker's Initial and Final 1003 reflects "Investment" on Page 1                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    evidence the consumer intends to occupy the subject property as their primary residence.           however "Intends to Occupy" on Page 3 (Appears to be an error).  Loan Approval and other docs within the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Compliance testing performed based on the Occupancy Type of Investment)                           indicate as an Investment Property.  Compliance testing completed using occupancy of Primary with no high cost impact.
742987089 XXX       XXX     XXX       XXX       $XXX      IN    5/XX/2017  3/XX/2017    Primary    purchase               HUD Safe     2        B        B        B        B                                                 [3] Government Documentation - FHA - Informed Choice Disclosure was not provided within three  Application E signed 3/XX/2017 Disclosure signed 4/XX/2017                                                                                                                                                                                                         [3] Appraisal                            2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day       Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File):                                                                                                                                                                                                                                                   -
                                                                                                                          Harbor QM                                                                                          days of the application date.: Disclosure: FHA - Informed Choice Disclosure (Government        Application E signed 3/XX/2017 Disclosure signed 4/XX/2017                                                                                                                                                                                                         Documentation                                                                                        Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Proof appraisal given to borrower not in file.
                                                                                                                                                                                                                             Documents)                                                                                                                                                                                                                                                                                                                                                        - Loan is to                                                                                         of the appraisal at least three (3) business days prior to closing, and appraisal was not provided Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt
                                                                                                                                                                                                                             [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided                                                                                                                                                                                                                                                                     be                                                                                                   at or before closing. (Type:Primary/04/XX/2017)                                                    missing from file
                                                                                                                                                                                                                             within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer                                                                                                                                                                                                                                                                       securitized.                                                                                         [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA
                                                                                                                                                                                                                             (92900-B) (Government Documents)                                                                                                                                                                                                                                                                                                                                  Loan is                                                                                              Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               seasoned and                                                                                         days prior to closing. (Initial/04/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is missing an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               updated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               valuation.;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Sec ID: 78:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Note Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2017;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lien Position:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1
742987315 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2018  5/XX/2018    Investment purchase               Exempt from  2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is            HOI coverage is insufficient by $XXX.   Provide verification of policy with sufficient coverage OR                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day       Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File):                                                                                                                                                                                                                                                   -
                                                                                                                          ATR                                                                                                insufficient.                                                                                  provide copy of insurer's replacement cost estimate supporting current coverage amount.                                                                                                                                                                                                                                                                                 Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                             [3] Income Documentation - REO Documents are missing.: Address: XXX, MN Statement              Mortgage statement not provided to verify payment and if there are escrows on the property located at                                                                                                                                                                                                                                                                   of the appraisal at least three (3) business days prior to closing, and appraisal was not provided
                                                                                                                                                                                                                                                                                                                            XXX.                                                                                                                                                                                                                                                                                                                                                                    at or before closing. (Type:Primary/06/XX/2018)
742986971 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2018 8/XX/2018    Investment purchase               Exempt from  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA         Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to                                                                                                                                                                                                                                                -
                                                                                                                          ATR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when  applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    valuation was performed.  Unable to determine compliance with appraisal timing requirements.       timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Type:Primary/09/XX/2018)
742986928 XXX       XXX     XXX       XXX       $XXX      WA    2/XX/2019  2/XX/2019    Investment Refinance Limited      Exempt from  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA         Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The file contained proof of                                                                                                                                                                                                                                               -
                                                                                                   Cash-out GSE           ATR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when  the borrower's receipt of an appraisal on 02/XX/2019; however, the report date of the appraisal in file is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    valuation was performed.  Unable to determine compliance with appraisal timing requirements.       02/XX/2019.  Provide a copy of the preliminary appraisal provided to the borrower on 02/XX/2019 and proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Type:Primary/02/XX/2019)                                                                          the borrower's receipt of the updated appraisal at or prior to consummation, but on or after 02/XX/2019.
742987047 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2020  2/XX/2020    Investment Refinance Cash-out -   Exempt from  2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation:                                                                                                                                                                                                                                                 -
                                                                                                   Other                  ATR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each      Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2020)    Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not        Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
742987110 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2018  12/XX/2017   Investment Refinance Cash-out -   N/A          2        B        B        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio        Debt ratio exceeds due to excluded primary residence payment with no documentation to support..                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: No evidence of earlier                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                     discrepancy.: Calculated investor qualifying total debt ratio of 73.72494% exceeds AUS total                                                                                                                                                                                                                                                                                                                                                                           Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each      disclosure in loan file.
                                                                                                                                                                                                                             debt ratio of 49.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                               valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)    Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: Escrow
                                                                                                                                                                                                                             [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA       information is applicable for Flood insurance only
                                                                                                                                                                                                                             insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a   Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Escrow information is
                                                                                                                                                                                                                             [3] General - Missing Document: 1007 Rent Comparison Schedule not provided                                                                                                                                                                                                                                                                                                                                                                                             reasonable time prior to closing.                                                                  applicable for Flood insurance only
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow:    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                             TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on        amount increased form amount displayed on loan estimate.  change of circumstance provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    02/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Final/02/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Year 1 of 6,889.08 on Final Closing Disclosure provided on 02/XX/2018 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Final/02/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    02/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/02/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $600.00 exceeds tolerance of $525.00.  Insufficient or no cure was provided to the borrower. (7506)
742987078 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2017  1/XX/2017    Primary    purchase               Non QM       2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                REVIEWER - CURED COMMENT (2021/XX/20): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    03/XX/2017 did not disclouse Amount of Non-Escrowed Property Costs over Year 1 (Final/03/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $402.90 exceeds tolerance of $400.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
742985159 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2015  1/XX/2015    Primary    Refinance Rate/Term    Safe Harbor  2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met       Unable to determine all required conditions due to missing guidelines.                                                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                          QM                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                     Missing HOA verification and evidence of blanket coverage for HOI for investment property on XXX.                                                                                                                                                                                                                                                                       Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                             [3] Income Documentation - REO Documents are missing.: Address: XXX, TX HOA Verification,                                                                                                                                                                                                                                                                                                                                                                              valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2015)
                                                                                                                                                                                                                             Insurance Verification
742987240 XXX       XXX     XXX       XXX       $XXX      WA    3/XX/2019  1/XX/2019    Primary    purchase               VA Safe      2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                          Harbor QM                                                                                          insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided on 03/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/03/XX/2019)
742981135 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742981448 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2008 9/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742981465 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
742981682 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742981726 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742981929 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982070 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2006 11/XX/2006   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982164 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982218 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982238 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982360 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982746 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982874 XXX       XXX     XXX       XXX       $XXX      MO    7/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983040 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2006 5/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983047 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983381 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2009  12/XX/2008   Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             (Government Documents)
742983450 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983455 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2006 12/XX/2006   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983493 XXX       XXX     XXX       XXX       $XXX      KS    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983541 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 7/XX/2007    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983543 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983552 XXX       XXX     XXX       XXX       $XXX      AR    2/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742983902 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742984098 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742984418 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  1/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
742984430 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  4/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
742985108 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2009  3/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
742985185 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2008  6/XX/2008    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742985811 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742985853 XXX       XXX     XXX       XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742985951 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2008  3/XX/2008    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742985998 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742986509 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2009  4/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                            Initial 1003 in file but he final 1003 in file.                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742986514 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2009  6/XX/2009    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742985714 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided        Security Instrument not provided.                                                                                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          by all required parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742985199 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final,                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742983551 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982794 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $163,375.61 is underdisclosed from calculated Finance Charge of $163,709.72 in   confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $334.11.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983575 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $146,968.08 is underdisclosed from calculated Finance Charge of $147,185.56 in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $217.48.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985435 XXX       XXX     XXX       XXX       $XXX      WA    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $486,196.88 is underdisclosed from calculated Finance Charge of $486,792.24 in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $595.36.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983906 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
742982886 XXX       XXX     XXX       XXX       $XXX      NC    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL signature not dated                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983525 XXX       XXX     XXX       XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL signature not dated                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         to be final, expected funding date same as disbursement and/or note date but signature is not dated so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983041 XXX       XXX     XXX       XXX       $XXX      MO    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm date borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981975 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983034 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983429 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983913 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985656 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983037 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983436 XXX       XXX     XXX       XXX       $XXX      WA    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983586 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983614 XXX       XXX     XXX       XXX       $XXX      TN    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983792 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986274 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985197 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2008  9/XX/2008    Second     purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985552 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982104 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983001 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985579 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985905 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981941 XXX       XXX     XXX       XXX       $XXX      MO    8/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985859 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          borrower so cannot confirm that borrower received.
742985500 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985784 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981539 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                        be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981869 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                cannot confirm that borrower received.
742983406 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2008 9/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                but is not signed or dated by borrower so cannot confirm that borrower received.
742983574 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2007 7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742985480 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985941 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983014 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $901,653.20 is underdisclosed from calculated Finance Charge of $901,857.78 in   be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $204.58.                                                                             but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983589 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $274,333.30 is underdisclosed from calculated Finance Charge of $275,086.47 in   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $753.17.                                                                             be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981602 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL disclosure due to missing itemization of amount financed.  Under disclosure appears to be fee related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $243,951.36 is underdisclosed from calculated Finance Charge of $244,034.36 in   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $83.00.                                                                              be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981566 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $290,028.96 is underdisclosed from calculated Finance Charge of $290,226.64 in the amount of $197.68.
742981654 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $229,402.54 is underdisclosed from calculated Finance Charge of $230,769.09 in the amount of $1,366.55.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982998 XXX       XXX     XXX       XXX       $XXX      CT    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $220,701.80 is underdisclosed from calculated Finance Charge of $221,284.14 in   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $582.34.                                                                             be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983570 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $108,568.45 is underdisclosed from calculated Finance Charge of $108,697.43 in   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $128.98.                                                                             be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985290 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $267,965.36 is underdisclosed from calculated Finance Charge of $268,284.49 in the amount of $319.13.
742985929 XXX       XXX     XXX       XXX       $XXX      KS    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $131,817.16 is underdisclosed from calculated Finance Charge of $132,085.20 in the amount of $268.04.
742985962 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $419,901.32 is underdisclosed from calculated Finance Charge of $420,032.22 in the amount of $130.90.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981464 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received".

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received".
742981582 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742981757 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742981982 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742982283 XXX       XXX     XXX       XXX       $XXX      NM    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                not signed or dated by borrower so cannot confirm that borrower received.
742982288 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742982316 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings      be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating one or more entries are estimates.                                                      not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982991 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983000 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received
742983007 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                but is not signed or dated by borrower so cannot confirm that borrower received.
742983008 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                but is not signed or dated by borrower so cannot confirm that borrower received.
742983013 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983018 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received
742983042 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983459 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983497 XXX       XXX     XXX       XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465                                                                                                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date:                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             05/XX/2007 Townhouse                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                but is not signed or dated by borrower so cannot confirm that borrower received.
742983518 XXX       XXX     XXX       XXX       $XXX      MO    10/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983523 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                not signed or dated by borrower so cannot confirm that borrower received.
742983529 XXX       XXX     XXX       XXX       $XXX      DC    7/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be Final with Expected funding date same as disbursement date or Note date, but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                borrower, so can't confirm that borrower received document.
742983546 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983566 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                confirm when borrower received the TIL.
742983568 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983569 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983582 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                not signed or dated by borrower so cannot confirm that borrower received.
742983594 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                confirm date borrower received.
742983602 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742985477 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2007  11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742985508 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742985551 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742985679 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                not signed or dated by borrower so cannot confirm that borrower received.
742985819 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742985888 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                confirm when borrower received the TIL.
742986107 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742986356 XXX       XXX     XXX       XXX       $XXX      CT    5/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983869 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                confirm that borrower received.
742983025 XXX       XXX     XXX       XXX       $XXX      NM    12/XX/2006 12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742983609 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985707 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985520 XXX       XXX     XXX       XXX       $XXX      NM    6/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982138 XXX       XXX     XXX       XXX       $XXX      NM    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983027 XXX       XXX     XXX       XXX       $XXX      NM    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981489 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2009  10/XX/2008   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981956 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         The Monthly payment on the Note provided reflects $.00.                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                     [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                             P&I: Note P&I of $0.00 does not match Calculated P&I of $3,810.19                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981450 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981495 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987023 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2008 9/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $241,673.62 is underdisclosed from calculated Finance Charge of $242,867.71 in the amount of $1,194.09.
742987239 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2011  6/XX/2011    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower not provided with list of service providers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Servicing Disclosure Statement to applicant within three (3) business days of application.
742981576 XXX       XXX     XXX       XXX       $XXX      DC    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983399 XXX       XXX     XXX       XXX       $XXX      KS    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if    be final, expected funding date same as disbursement and/or note date correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985248 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985336 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $451,803.60 is underdisclosed from calculated Finance Charge of $452,052.01 in the amount of $248.41.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981713 XXX       XXX     XXX       XXX       $XXX      KS    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982976 XXX       XXX     XXX       XXX       $XXX      MD    5/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985251 XXX       XXX     XXX       XXX       $XXX      AR    11/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.                                                                                          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983545 XXX       XXX     XXX       XXX       $XXX      AR    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applicable compliance testing.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984930 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                applicable compliance testing.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742985013 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742982853 XXX       XXX     XXX       XXX       $XXX      MO    3/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     after 120 months, however, the audited TIL indicates MI should drop off after 159 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $205,379.32 is underdisclosed from calculated Finance Charge of $206,333.85 in the amount of $954.53.
742982858 XXX       XXX     XXX       XXX       $XXX      AZ    9/XX/2007  9/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender's TIL                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     reflecting MI being in force for 143 months, however based on the loan amount and appraised value the MI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL would be in force for 145 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $274,992.28 is underdisclosed from calculated Finance Charge of $275,156.73 in the amount of $164.45.
742982757 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $310,955.00 is underdisclosed from calculated Finance Charge of $311,293.60 in the amount of $338.60.
742982330 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $716,665.04 is underdisclosed from calculated Finance Charge of $717,909.83 in the amount of $1,244.79.
742981661 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $789,067.25 is underdisclosed from calculated Finance Charge of $789,903.03 in the amount of $835.78.
742986153 XXX       XXX     XXX       XXX       $XXX      AR    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $94,593.92 is underdisclosed from calculated Finance Charge of $95,021.76 in the amount of $427.84.
742986238 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2007  10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982985 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983402 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2008 10/XX/2008   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983411 XXX       XXX     XXX       XXX       $XXX      MO    8/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983028 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982040 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985165 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2009 9/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA
742985487 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982872 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981863 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date, but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982787 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983863 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986330 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - FNMA Points and Fees : Verified all fees and charges on HUD-1.                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.29377%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $2,655.00 and $1000.00 (2007) (an overage of $XXX or .29377%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982295 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.29825%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or .29825%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983868 XXX       XXX     XXX       XXX       $XXX      AR    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final,                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.39470%   confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    total of $XXX and $1000.00 (2007) (an overage of $XXX or .39470%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985434 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2007  4/XX/2007    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.40200%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or .40200%).
742985207 XXX       XXX     XXX       XXX       $XXX      AZ    5/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.67053%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2008). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2008) (an overage of $XXX or .67053%).
742981942 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742986152 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $713,644.24 is underdisclosed from calculated Finance Charge of $713,716.72 in the amount of $72.48.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982777 XXX       XXX     XXX       XXX       $XXX      NH    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742982888 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but is not signed by borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL payment stream reflects termination of PMI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1     after 241 payments.  Calculated PMI duration is 281 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $568,646.26 is underdisclosed from calculated Finance Charge of $569,868.90 in the amount of $1,222.64.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986256 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but is not signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981542 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981616 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982346 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742986496 XXX       XXX     XXX       XXX       $XXX      TX    3/XX/2009  2/XX/2009    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985365 XXX       XXX     XXX       XXX       $XXX      OR    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL incomplete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1     due missing Borrowers signature and date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981787 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders Final TIL represents 241 monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1     payments of MI.  Whereas audited finance charge reflects 281 monthly payments of MI and a fall-off after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    approximately 78% LTV.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 06/XX/2007.                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $798,210.45 is underdisclosed from calculated Finance Charge of $800,792.25 in the amount of $2,581.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981960 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982053 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982780 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0     be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982793 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982887 XXX       XXX     XXX       XXX       $XXX      OK    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983038 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983401 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983559 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983585 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985322 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985359 XXX       XXX     XXX       XXX       $XXX      PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985764 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985839 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986017 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986232 XXX       XXX     XXX       XXX       $XXX      NM    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986268 XXX       XXX     XXX       XXX       $XXX      RI    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986346 XXX       XXX     XXX       XXX       $XXX      NC    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981721 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/2006.                                                        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984457 XXX       XXX     XXX       XXX       $XXX      UT    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Payoff fee                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.                                                                     of $75 as a prepaid finance charge.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $173,808.45 is underdisclosed from calculated Finance Charge of $173,880.03 in the amount of $71.58.
742981798 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982075 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983003 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983453 XXX       XXX     XXX       XXX       $XXX      MO    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986110 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983794 XXX       XXX     XXX       XXX       $XXX      DC    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981074 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981524 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
742981548 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981578 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2006  5/XX/2006    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981641 XXX       XXX     XXX       XXX       $XXX      GA    9/XX/2007  8/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742981686 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981807 XXX       XXX     XXX       XXX       $XXX      IL    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981816 XXX       XXX     XXX       XXX       $XXX      NM    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982754 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982801 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982876 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983307 XXX       XXX     XXX       XXX       $XXX      AR    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983363 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2008 9/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
742983430 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983437 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983442 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983519 XXX       XXX     XXX       XXX       $XXX      DC    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983526 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983576 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2008  2/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983580 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2005  8/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983613 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983857 XXX       XXX     XXX       XXX       $XXX      WI    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983897 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742984157 XXX       XXX     XXX       XXX       $XXX      OH    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,731.20 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984618 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984845 XXX       XXX     XXX       XXX       $XXX      UT    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985274 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
742985575 XXX       XXX     XXX       XXX       $XXX      WA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985915 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742986302 XXX       XXX     XXX       XXX       $XXX      DC    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742986918 XXX       XXX     XXX       XXX       $XXX      MD    3/XX/2008  2/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987248 XXX       XXX     XXX       XXX       $XXX      TN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742982995 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983467 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if a prepayment penalty was included in the pay-off which may impact high cost findings.           be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983875 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if a prepayment penalty was included in the pay-off which may impact high cost findings.           to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981596 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or not date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine   confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983505 XXX       XXX     XXX       XXX       $XXX      TN    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                     on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983400 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.    SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date                                                   be an exception as noted. South Carolina Consumer Protection Code 37/XX/70 (D) requires mortgage brokers   (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     but is not dated by borrower so cannot confirm when borrower received the TIL.                                and originators to provide the borrower with a document specifying the agency designated to receive        issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the under disclosure due   complaints or inquiries about the origination and making of the loan, with the telephone number and        either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  to missing the itemization of amount financed.                                                                address of the agency. This requirement was not applicable to Federally regulated banks per definitions in or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   the related Code. This loan was originated by a retail center of XXX. As such, said disclosure was not     not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      be final, expected funding date same as disbursement and/or note date but is                                  applicable to the origination of this loan.                                                                as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In       not signed or dated by borrower so cannot confirm that borrower received.                                     REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XXX% outside of 0.125%                                                                                                               enacted to combat predatory lending without regard to the status of the originating lender, particularly   Protection Code
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance.                                                                                                                                                                                                       in connection with reviews for secondary market purchasers that are not federally chartered institutions.  37/XX/70 (D) requires
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                       In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to mortgage brokers and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL                                                                                                               combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not originators to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $223,719.87 is underdisclosed from calculated Finance Charge of $224,138.22 in                                                                                                                 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $418.35.                                                                                                                                                                                           of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  regulatory enforcement action involving the loan.                                                          specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                         designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                complaints or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                inquiries about the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                making of the loan,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with the telephone
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                number and address of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the agency. This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federally regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks per definitions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in the related Code.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                This loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                retail center of XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                As such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination of this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan.
742983410 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but is not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         confirm date borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983468 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/10): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.                                                               be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D) effective date is 2012 for  (2022/XX/10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   providing Complaint disclosures to the borrower.  Subject loan originated in 3/2006; as such, said         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             be final, expected funding date same as disbursement and/or note date but is                                  disclosure was not applicable at time of origination.                                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  not signed or dated by borrower so cannot confirm that borrower received.                                     REVIEWER - GENERAL COMMENT (2022/XX/10): "AMC performs its review for compliance with state and local laws or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  originated in 3/2006;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply applicable at time of defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan."
742982351 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983044 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985436 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985232 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2007  11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     not signed or dated by borrower so cannot confirm that borrower received type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985155 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2013 8/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Lender credit applied to                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     origination fee in Block 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0%     Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Lender credit applied to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 802 fee without evidence of sufficient cure provided.                      origination fee in Block 1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 803 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742982880 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2007  9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Final TIL signature date is blank.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981670 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982796 XXX       XXX     XXX       XXX       $XXX      MO    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983606 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but is not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $323,898.41 is underdisclosed from calculated Finance Charge of $324,293.33 in the amount of $394.92.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983428 XXX       XXX     XXX       XXX       $XXX      MN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but is not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985423 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985283 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the subordination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        fee of $16 and additional package fee of $100 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,159,746.73 is underdisclosed from calculated Finance Charge of $1,159,854.43 in the amount of $107.70.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981493 XXX       XXX     XXX       XXX       $XXX      GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982060 XXX       XXX     XXX       XXX       $XXX      DC    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982188 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983550 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983855 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2007 9/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985657 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985774 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986293 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981492 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981618 XXX       XXX     XXX       XXX       $XXX      WA    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981834 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982063 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982786 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983521 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983871 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985562 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983039 XXX       XXX     XXX       XXX       $XXX      DC    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $386,694.00 is underdisclosed from calculated Finance Charge of $386,799.93 in the amount of $105.93.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983557 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $199,883.05 is underdisclosed from calculated Finance Charge of $200,171.25 in the amount of $288.20.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982028 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            $6,000 which is not itemized therefore excluded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $407,363.04 is underdisclosed from calculated Finance Charge of $408,316.61 in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $953.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981988 XXX       XXX     XXX       XXX       $XXX      MA    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $566,534.45 is underdisclosed from calculated Finance Charge of $566,881.78 in the amount of $347.33.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983544 XXX       XXX     XXX       XXX       $XXX      MO    2/XX/2006  10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $110,831.03 is underdisclosed from calculated Finance Charge of $110,984.20 in the amount of $153.17.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986099 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $358,395.86 is underdisclosed from calculated Finance Charge of $358,615.01 in the amount of $219.15.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985331 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $453,543.80 is underdisclosed from calculated Finance Charge of $453,791.02 in the amount of $247.22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981608 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.                                                               be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage     (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   companies - (CLD) were required to comply with disclosing the Complaint disclosures for Mortgage loans;    issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower  this requirement was not applicable to Federal regulated banks. The loan originated as a XXX loan in       either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.                                                                     06/2006; as such, said disclosure was not applicable at time of origination.                               or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      (CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan in 06/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742981466 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2009  10/XX/2008   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981570 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981607 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final. Expected funding date same as disbursement and/or not date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981655 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981747 XXX       XXX     XXX       XXX       $XXX      IN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981819 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981926 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981993 XXX       XXX     XXX       XXX       $XXX      CT    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982023 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         No evidence of Prelininary or Final Title in file.                                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982024 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982111 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982245 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982325 XXX       XXX     XXX       XXX       $XXX      MA    10/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982339 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2006  7/XX/2006    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982774 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982885 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2007  2/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982978 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983397 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983408 XXX       XXX     XXX       XXX       $XXX      AZ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983413 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2008  10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983419 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983444 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983446 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983447 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983472 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983476 XXX       XXX     XXX       XXX       $XXX      AZ    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983484 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983496 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983507 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983515 XXX       XXX     XXX       XXX       $XXX      TX    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983588 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983592 XXX       XXX     XXX       XXX       $XXX      CT    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm date borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983597 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2006  9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983600 XXX       XXX     XXX       XXX       $XXX      CT    10/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983604 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2007 12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983608 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983648 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2009  12/XX/2008   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983872 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985291 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985407 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985542 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985672 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985736 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985780 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985885 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985956 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985963 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but not signed or dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986236 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986269 XXX       XXX     XXX       XXX       $XXX      DC    4/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983540 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983562 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983911 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985524 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981620 XXX       XXX     XXX       XXX       $XXX      AZ    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982208 XXX       XXX     XXX       XXX       $XXX      MA    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982870 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983571 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Final, not signed or initialed by Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742985735 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be the                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Final but not signed or initialed by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982335 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final is not signed or dated by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981494 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981862 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985775 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983615 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $899,521.80 is underdisclosed from calculated Finance Charge of $899,771.28 in the amount of $249.48.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986047 XXX       XXX     XXX       XXX       $XXX      OR    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure at time of origination not evident in the                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        Affiliated Business Agreement (Doc 56) is not signed or dated by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742981437 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2013  11/XX/2012   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an assignment                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     fee of $70 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $163,302.43 is underdisclosed from calculated Finance Charge of $163,372.54 in the amount of $70.11.
742982344 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     disclosure due to missing TIL Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $461,561.38 is underdisclosed from calculated Finance Charge of $461,856.96 in the amount of $295.58.
742982873 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $114,279.68 is underdisclosed from calculated Finance Charge of $114,573.54 in the amount of $293.86.
742982983 XXX       XXX     XXX       XXX       $XXX      NV    4/XX/2007  3/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $952,860.15 is underdisclosed from calculated Finance Charge of $952,971.69 in the amount of $111.54.
742983555 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $231,739.57 is underdisclosed from calculated Finance Charge of $231,865.82 in the amount of $126.25.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983549 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $595,397.31 is underdisclosed from calculated Finance Charge of $595,507.66 in the amount of $110.35.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983527 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        to be final, expected funding date same as disbursement and/or note date. Signature is dated, but cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $86,688.64 is underdisclosed from calculated Finance Charge of $87,414.18 in the amount of $725.54.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983026 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985289 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985752 XXX       XXX     XXX       XXX       $XXX      MA    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983449 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983465 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983512 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983581 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983605 XXX       XXX     XXX       XXX       $XXX      MO    7/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983791 XXX       XXX     XXX       XXX       $XXX      OK    7/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985255 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985492 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985644 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985776 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985921 XXX       XXX     XXX       XXX       $XXX      MO    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985947 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986199 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986243 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986355 XXX       XXX     XXX       XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985984 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983009 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983533 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983454 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983498 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983878 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985233 XXX       XXX     XXX       XXX       $XXX      SC    5/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986353 XXX       XXX     XXX       XXX       $XXX      MD    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982282 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983414 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983547 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983534 XXX       XXX     XXX       XXX       $XXX      AR    7/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but signature is not dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982822 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but the Sent date is not listed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982056 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date                                         be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  but is not dated by borrower so cannot confirm when borrower received the TIL.                                companies were required to comply with disclosing the Complaint disclosures for Mortgage loans; this       issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                      requirement was not applicable to Federal regulated banks.  The loan originated as a XXX loan in 12/2006;  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                                                                                                                                          as such, said disclosure was not applicable at time of origination.                                        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/09): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal regulated defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded banks.  The loan loan transaction in which the broker is identified as the original payee of the note." So while a national originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       loan in 12/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan."                                                                    was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742983565 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2005 9/XX/2005    Second     purchase                            2        B        B        B        B                                                 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated                                                                                                                                                                                                                                                 -
                                                                                        Home                                                                                                                                 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By /                                                                                                                                                                                                                                                                                                                                                                                  FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                             Valuation Report Date: 10/XX/2005 Condo (Low Rise)                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982217 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage     (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                companies -(CLD) were required to comply with disclosing the Complaint disclosures for Mortgage loans;     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                      this requirement was not applicable to Federal regulated banks. The loan originated as a XXX loan in       either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                                                                                                                                          9/2007; as such, said disclosure was not applicable at time of origination.                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                                    SELLER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws    not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                              enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                            a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      -(CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan in 9/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2022/XX/09): AMC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                performs its review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                state and local laws
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                predatory lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                without regard to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                status of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originating lender,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                particularly in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                connection with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                reviews for secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                market purchasers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                that are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                institutions. In the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                event that a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan that triggers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the thresholds of a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                state law enacted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                combat predatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lending and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                subsequently sells
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                that loan in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                secondary market to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                an entity that is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                bank/federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                chartered institution
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uncertainty whether
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                virtue of contractual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                rights, would be able
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                exemption/preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                claim in litigation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                enforcement action
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                involving the loan.
742985488 XXX       XXX     XXX       XXX       $XXX      SC    2/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               SELLER - GENERAL COMMENT (2022/XX/10): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D) effective date is 2012 for  (2022/XX/10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                providing Complaint disclosures to the borrower.  Subject loan originated in 2/2008; as such, said         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business                                                                                                                      disclosure was not applicable at time of origination.                                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2022/XX/10): "AMC performs its review for compliance with state and local laws or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                                    enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                              in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  regulatory enforcement action involving the loan.                                                          Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              South Carolina CHL Complaint Agency Disclosure                                                             to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  originated in 2/2008;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply applicable at time of defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan."
742981447 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742981498 XXX       XXX     XXX       XXX       $XXX      NV    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981560 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981666 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981689 XXX       XXX     XXX       XXX       $XXX      CT    3/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981871 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981890 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981896 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982020 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2007  11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982077 XXX       XXX     XXX       XXX       $XXX      RI    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982082 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982194 XXX       XXX     XXX       XXX       $XXX      NM    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982289 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2005 10/XX/2005   Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982597 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982973 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2009  10/XX/2008   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982982 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2006  4/XX/2006    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982990 XXX       XXX     XXX       XXX       $XXX      MO    5/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982992 XXX       XXX     XXX       XXX       $XXX      VA    5/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982994 XXX       XXX     XXX       XXX       $XXX      NM    9/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983002 XXX       XXX     XXX       XXX       $XXX      AR    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983004 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2006  7/XX/2006    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983021 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983403 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2008 9/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983441 XXX       XXX     XXX       XXX       $XXX      OR    8/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983457 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983463 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983470 XXX       XXX     XXX       XXX       $XXX      VA    9/XX/2007  9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983474 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983481 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2006  2/XX/2006    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983486 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983488 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983503 XXX       XXX     XXX       XXX       $XXX      AZ    11/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983517 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2008  3/XX/2008    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983528 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983531 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983563 XXX       XXX     XXX       XXX       $XXX      MO    5/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983564 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983607 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983766 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983856 XXX       XXX     XXX       XXX       $XXX      IN    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983912 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985269 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985395 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985510 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2007  9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985544 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985713 XXX       XXX     XXX       XXX       $XXX      DC    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985779 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985791 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985847 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2006 12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985902 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985932 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985938 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985945 XXX       XXX     XXX       XXX       $XXX      CT    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985961 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986061 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742986172 XXX       XXX     XXX       XXX       $XXX      OR    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742986229 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986359 XXX       XXX     XXX       XXX       $XXX      MD    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742986501 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2009  2/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742986515 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2009 7/XX/2009    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986141 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      fee of $275 or the digital doc fee of $15 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm that borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $85,539.35 is underdisclosed from calculated Finance Charge of $85,759.43 in the amount of $220.08.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981750 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983033 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2005 12/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                          so cannot confirm that borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982599 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2009  1/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                          but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981803 XXX       XXX     XXX       XXX       $XXX      RI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/09): Downgraded to EV2-B due to exemption status of originating        GENERAL COMMENT                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                                                                                                                                   lender.                                                                                                    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                  SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                                                                                                    be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                                                                                                                                        Island's Home Loan Protection Act is not applicable to XXX.                                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable                                                                                                                                                                                                                           not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm                                                                                                                                                                                                                               as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees listed on the HUD-1.                                                                                                                                                                                                                                                                                       Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.
742983031 XXX       XXX     XXX       XXX       $XXX      AR    1/XX/2006  12/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986347 XXX       XXX     XXX       XXX       $XXX      IL    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983464 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982802 XXX       XXX     XXX       XXX       $XXX      TX    3/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.                          be final. Expected funding date same as disbursement and/or not date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981759 XXX       XXX     XXX       XXX       $XXX      MD    3/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final,                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          missing Itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $254,331.46 is underdisclosed from calculated Finance Charge of $254,683.91 in the amount of $352.45.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981531 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.    SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date                                                   be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage     (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         but is not dated by borrower so cannot confirm when borrower received the TIL.                                companies -(CLD) were required to comply with disclosing the Complaint disclosures for Mortgage loans;     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   this requirement was not applicable to Federal regulated banks. The loan originated as a XXX loan in       either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          be final, expected funding date same as disbursement and/or note date                                         4/2006; as such, said disclosure was not applicable at time of origination.                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       but is not signed or dated by borrower so cannot confirm that borrower received                               REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                       combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      -(CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan in 4/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742983535 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower                                                                be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   companies were required to comply with disclosing the Complaint disclosures for Mortgage loans; this       issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date                                         requirement was not applicable to Federal regulated banks. The loan originated as a XXX loan in            either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          but is not signed or dated by borrower so cannot confirm that borrower received.                              09/XX/2007; as such, said disclosure was not applicable at time of origination.                            or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/09): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal regulated defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded banks. The loan loan transaction in which the broker is identified as the original payee of the note." So while a national originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       loan in 09/XX/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan."                                                                    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination.
742981592 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982823 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983524 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985490 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985586 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981518 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2007  11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985364 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981660 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of underdisclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $215,887.07 is underdisclosed from calculated Finance Charge of $215,997.06 in the amount of $109.99.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983473 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2007  11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983567 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985891 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985934 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986053 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983495 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981677 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by the Borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982791 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          but is not signed or dated by borrower so cannot confirm that borrower received application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985513 XXX       XXX     XXX       XXX       $XXX      WA    8/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982970 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2008  8/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the POA fee                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           FACTA Credit Score Disclosure.                                                                     of $14 as prepaid finance charge and they appear to be payment stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $183,129.19 is underdisclosed from calculated Finance Charge of $183,353.31 in the amount of $224.12.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982375 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $414,583.13 is underdisclosed from calculated Finance Charge of $414,977.86 in the amount of $394.73.
742985569 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $255,561.04 is underdisclosed from calculated Finance Charge of $255,837.25 in the amount of $276.21.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986157 XXX       XXX     XXX       XXX       $XXX      SC    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981860 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981973 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982996 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983438 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985623 XXX       XXX     XXX       XXX       $XXX      SC    2/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983610 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2007 6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983852 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2009  8/XX/2009    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983596 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2004 12/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated so cannot confirm when
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981755 XXX       XXX     XXX       XXX       $XXX      NC    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981873 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982867 XXX       XXX     XXX       XXX       $XXX      MI    1/XX/2008  10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983780 XXX       XXX     XXX       XXX       $XXX      PA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986500 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742987305 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985249 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing       be final, expected funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements.                                                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983420 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985414 XXX       XXX     XXX       XXX       $XXX      CT    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Til appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but no signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but it is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985680 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742986143 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $801,977.36 is underdisclosed from calculated Finance Charge of $802,066.58 in the amount of $89.22.
742986216 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instruction disclosed a settlement fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                of $200, however the HUD reflects a settlement fee of $375
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $99,155.63 is underdisclosed from calculated Finance Charge of $99,297.66 in the so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    amount of $142.03.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982605 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2009  4/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                missing the TIL itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $307,794.26 is underdisclosed from calculated Finance Charge of $308,762.38 in the amount of $968.12.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983861 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2006 8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $842,593.10 is underdisclosed from calculated Finance Charge of $842,696.47 in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $103.37.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981559 XXX       XXX     XXX       XXX       $XXX      VA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982173 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982180 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982785 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982877 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982974 XXX       XXX     XXX       XXX       $XXX      CT    6/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983011 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983573 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983854 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985204 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982048 XXX       XXX     XXX       XXX       $XXX      AZ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982268 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983433 XXX       XXX     XXX       XXX       $XXX      OR    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983577 XXX       XXX     XXX       XXX       $XXX      WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983616 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983853 XXX       XXX     XXX       XXX       $XXX      ME    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985629 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983873 XXX       XXX     XXX       XXX       $XXX      WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but signature is not dated so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987130 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742981934 XXX       XXX     XXX       XXX       $XXX      NM    9/XX/2006  9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981938 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982001 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983396 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983417 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983466 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2006  12/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983548 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983593 XXX       XXX     XXX       XXX       $XXX      TN    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986175 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987349 XXX       XXX     XXX       XXX       $XXX      IN    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
742981915 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide General - Incomplete Document: TIL Final is incomplete: TIL appears to be final but not signed nor initialed                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General - Incomplete Document: TIL Final is incomplete                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982303 XXX       XXX     XXX       XXX       $XXX      AR    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
742983404 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final. Expected funding date same as disbursement and/or not date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986314 XXX       XXX     XXX       XXX       $XXX      NM    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $235,053.80 is underdisclosed from calculated Finance Charge of $235,682.98 in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $629.18.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981540 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982261 XXX       XXX     XXX       XXX       $XXX      HI    1/XX/2007  12/XX/2006   Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed                                                                                                                                                                                                                                                 -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FACTA Credit Score Disclosure.                                                                     by all required parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982290 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983617 XXX       XXX     XXX       XXX       $XXX      NM    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1     not signed or dated by borrower so cannot confirm that borrower received months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986006 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981593 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                                                                 FACTA Credit Score Disclosure.                                                                     to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986954 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: The Under Disclosure is due to the TIL Payment                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                     Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             FACTA Credit Score Disclosure.                                                                     Stream shows the MI staying on for 1 less month than the Actual Payment Stream.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $474,876.83 is underdisclosed from calculated Finance Charge of $475,000.06 in the amount of $123.23.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742985241 XXX       XXX     XXX       XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         There was no evidence of any title policies located in the file.                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Miscellaneous Compliance - (Doc Error) Initial GFE not provided: There was no Initial GFE in the file, with                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     the correct loan amount on it for this transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981772 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
742981888 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981902 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982162 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982732 XXX       XXX     XXX       XXX       $XXX      MI    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983501 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985231 XXX       XXX     XXX       XXX       $XXX      MI    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985482 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985826 XXX       XXX     XXX       XXX       $XXX      NM    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986029 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986492 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987126 XXX       XXX     XXX       XXX       $XXX      MN    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
742987035 XXX       XXX     XXX       XXX       $XXX      AZ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982783 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             so cannot confirm that borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986262 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2005 9/XX/2005    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                            Appraisal not provided.                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                 [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                      FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985880 XXX       XXX     XXX       XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence: Lender                                                                                                                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final,                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             Intent                                                                                                                                                                                                                                                                                                                                                                                                                                                                 FACTA Credit Score Disclosure.                                                                     expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Unable to resolve source
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                of under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $265,867.08 is underdisclosed from calculated Finance Charge of $265,969.74 in the amount of $102.66.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981711 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983542 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985222 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983427 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983460 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982988 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982989 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985373 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982987 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981832 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Miscellaneous Compliance - (Doc Error) Initial GFE not provided: GFE missing from file.                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981889 XXX       XXX     XXX       XXX       $XXX      AZ    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982169 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983029 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983035 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983036 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983482 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983858 XXX       XXX     XXX       XXX       $XXX      DC    2/XX/2005  1/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985526 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985593 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985893 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  10/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742981622 XXX       XXX     XXX       XXX       $XXX      SC    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to    SELLER - GENERAL COMMENT (2022/XX/10): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.                                                                       be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D) effective date is 2012 for  (2022/XX/10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                              providing Complaint disclosures to the borrower.  Subject loan originated in 2/2007; as such, said         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                                    disclosure was not applicable at time of origination.                                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                              REVIEWER - GENERAL COMMENT (2022/XX/10): AMC performs its review for compliance with state and local laws  or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible                                                                                                               combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    net benefit due to missing information.                                                                                                                                                                          a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL                                                                                                               regulatory enforcement action involving the loan.                                                          Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $112,413.55 is underdisclosed from calculated Finance Charge of $112,562.92 in                                                                                                                 South Carolina CHL Complaint Agency Disclosure                                                             to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $149.37.                                                                                                                                                                                           Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  originated in 2/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply applicable at time of defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan transaction in which the broker is identified as the original payee of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        (2022/XX/17): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan.                                                                     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/17): The issue cited has either been resolved or was determined to not   either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     be an exception as noted.  See Title search, title deed search on all applicable parties, and HUD1         or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (showing lien payoff): subject property was a refinance transaction, due to a probate action XXX) in which not be an exception title was transferred to XXX, recorded on 1/XX/07. On 2/XX/07, subject lien was recorded iao $XXX (payoff  as noted.  See Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     XXX and debt consolidation); previous lien refinanced was in the name of XXX and XXX, recorded on 8/XX/98  search, title deed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - Lender XXX, NA; as such, subject lien is not applicable for the Net Tangible Benefit Test.  Supporting   search on all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     documentation uploaded as XXX# XXX_Compliance Documents_5/XX/2022.                                         applicable parties,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/17): Missing source information to complete the TNB elements. Document and HUD1 (showing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     examples: Prior Original Note, payoff statement etc. Exception remains.                                    lien payoff): subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                property was a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                transaction, due to a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                probate action XXX)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in which title was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                transferred to XXX,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                recorded on 1/XX/07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                On 2/XX/07, subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                lien was recorded iao
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $XXX (payoff XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                debt consolidation);
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                previous lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                refinanced was in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                name of XXX and XXX,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                recorded on 8/XX/98 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Lender XXX, NA; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, subject lien is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Net Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Benefit Test.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uploaded as XXX#
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_5/XX/2022.
742981952 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982782 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983451 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983458 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986200 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982084 XXX       XXX     XXX       XXX       $XXX      MD    5/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided
742986505 XXX       XXX     XXX       XXX       $XXX      MA    4/XX/2009  3/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided                                            be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987189 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982205 XXX       XXX     XXX       XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981667 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2006  4/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985368 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2006 10/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.
742981694 XXX       XXX     XXX       XXX       $XXX      GA    9/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contains an unfair or oppressive arbitration clause.                                               missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to to conclusively determine date of consummation. Note date used as transaction date for purposes of be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determining compliance with rescission timing requirements                                         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $159,742.63 is underdisclosed from calculated Finance Charge of $159,981.11 in the amount of $238.48.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983023 XXX       XXX     XXX       XXX       $XXX      GA    9/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contains an unfair or oppressive arbitration clause.                                               missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $165,141.40 is underdisclosed from calculated Finance Charge of $165,427.37 in the amount of $285.97.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982999 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985203 XXX       XXX     XXX       XXX       $XXX      MD    7/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986188 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983538 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $394,446.80 is underdisclosed from calculated Finance Charge of $395,309.93 in the amount of $863.13.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985268 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985286 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985502 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985861 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981673 XXX       XXX     XXX       XXX       $XXX      MA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982252 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985276 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986111 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983649 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2009  5/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to       missing Itemization of amount finanaced.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide a signed statement disclosing their income due to missing document type.                   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $137,121.49 is underdisclosed from calculated Finance Charge of $137,360.65 in the amount of $239.16.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985218 XXX       XXX     XXX       XXX       $XXX      MA    7/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower that analysis of borrower's ability to repay was performed based on verified income, obligations,  so cannot confirm that borrower received assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986502 XXX       XXX     XXX       XXX       $XXX      MA    4/XX/2009  2/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower that analysis of borrower's ability to repay was performed based on verified income, obligations,  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982775 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2008  7/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742986510 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2009  5/XX/2009    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981885 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2007 5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest  missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    rate of 6.75000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    language states prepay will not exceed maximum permitted by applicable law.                        be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $870,850.61 is underdisclosed from calculated Finance Charge of $870,947.66 in the amount of $97.05.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981611 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exceeds maximum per state.                                                                         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983285 XXX       XXX     XXX       XXX       $XXX      OH    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981793 XXX       XXX     XXX       XXX       $XXX      RI    3/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/09): Downgraded to EV2-B due to exemption status of originating        GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   lender.                                                                                                    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable                                                                                                                SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm                                                                                                                    be an exception as noted. The Final HUD-1 and Closing Instructions indicate third party fees were paid by  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees listed on the HUD-1.                                                                                                                                                                            XXX on this loan and therefore, copies of the invoices are not required. Lastly, we have located the       or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     attached Homeowners Insurance policy invoice that reflects the total annual premium of $849.93 to be paid  not be an exception at closing and matches the amount paid on the HUD-1.  Supporting Documents uploaded as XXX#XXX_Compliance  as noted. The Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Documents_05/XX/2022                                                                                       HUD-1 and Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                third party fees were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                paid by XXX on this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan and therefore,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copies of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                invoices are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                required. Lastly, we
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                have located the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                attached Homeowners
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance policy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                invoice that reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the total annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                premium of $849.93 to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                be paid at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                and matches the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount paid on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_05/XX/2022
742982052 XXX       XXX     XXX       XXX       $XXX      SC    2/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.    SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date                                                   be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  but is not dated by borrower so cannot confirm when borrower received the TIL.                                companies were required to comply with disclosing the Complaint disclosures for Mortgage loans; this       issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   requirement was not applicable to Federal regulated banks. The loan originated as a XXX loan in            either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      be final. Expected funding date same as disbursement and/or note date                                         02/XX/2007; as such, said disclosure was not applicable at time of origination.                            or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         but is not dated by borrower so cannot confirm when borrower received the TIL.                                REVIEWER - GENERAL COMMENT (2022/XX/09): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D), combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal regulated defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded banks. The loan loan transaction in which the broker is identified as the original payee of the note." So while a national originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       loan in 02/XX/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan."                                                                    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination.
742981521 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.    SELLER - GENERAL COMMENT (2022/XX/13): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Expected funding date same as disbursement and/or note date                                                   be an exception as noted. South Carolina Consumer Protection Code 37/XX/70 (D) requires mortgage brokers   (2022/XX/13): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  but is not dated by borrower so cannot confirm when borrower received the TIL.                                and originators to provide the borrower with a document specifying the agency designated to receive        issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   complaints or inquiries about the origination and making of the loan, with the telephone number and        either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      be final. Expected funding date same as disbursement and/or note date                                         address of the agency. This requirement was not applicable to Federally regulated banks per definitions in or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         but is not dated by borrower so cannot confirm when borrower received the TIL.                                the related Code. This loan was originated by a retail center of XXX. As such, said disclosure was not     not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  applicable to the origination of this loan.                                                                as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              REVIEWER - GENERAL COMMENT (2022/XX/13): AMC performs its review for compliance with state and local laws  Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enacted to combat predatory lending without regard to the status of the originating lender, particularly   Protection Code
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  37/XX/70 (D) requires
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to mortgage brokers and combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not originators to a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the complaints or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  inquiries about the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    making of the loan,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply with the telephone defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded number and address of loan transaction in which the broker is identified as the original payee of the note." So while a national the agency. This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan.                                                                     Federally regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks per definitions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in the related Code.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                This loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                retail center of XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                As such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination of this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan.
742982068 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2006 12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL signature not dated               SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated   be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  to be final, expected funding date same as disbursement and/or note date. Signature is dated, but cannot      companies were required to comply with disclosing the Complaint disclosures for Mortgage loans; this       issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      confirm when received by borrower.                                                                            requirement was not applicable to Federal regulated banks.  The loan originated as a XXX loan in 12/2006;  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    as such, said disclosure was not applicable at time of origination.                                        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                       REVIEWER - GENERAL COMMENT (2022/XX/09): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D), combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      were required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal regulated defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded banks.  The loan loan transaction in which the broker is identified as the original payee of the note." So while a national originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       loan in 12/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan."                                                                    was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742983514 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL signature not dated                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  to be final, expected funding date same as disbursement and/or note date but signature is not dated so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985804 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981735 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/10): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.                                                               be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D) effective date is 2012 for  (2022/XX/10): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to    providing Complaint disclosures to the borrower.  Subject loan originated in 9/2006; as such, said         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      missing itemization of amount financed.                                                                       disclosure was not applicable at time of origination.                                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   REVIEWER - GENERAL COMMENT (2022/XX/10): "AMC performs its review for compliance with state and local laws or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is                                  enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL not signed or dated by borrower so cannot confirm that borrower received.                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $115,060.62 is underdisclosed from calculated Finance Charge of $116,047.17 in                                                                                                                 In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $986.55.                                                                                                                                                                                           combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  originated in 9/2006;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply applicable at time of defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan."
742982302 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/13): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.                                                               be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/13): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   companies (CLD) were required to comply with disclosing the Complaint Disclosures for Mortgage loans; this issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is                                  requirement was not applicable to Federal regulated banks.  The loan originated as a XXX loan in 9/2006;   either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      not signed or dated by borrower so cannot confirm that borrower received.                                     as such, said disclosure was not applicable at time of origination.                                        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/13): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D), combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      (CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint Disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal regulated defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded banks.  The loan loan transaction in which the broker is identified as the original payee of the note." So while a national originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       loan in 9/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan.                                                                     was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     "                                                                                                          time of origination.
742983879 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/14): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.                                                               be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/14): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   companies (CLD) were required to comply with disclosing the Complaint Disclosures for Mortgage loans; this issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is                                  requirement was not applicable to Federal banking institutions.  The loan originated as a XXX loan in      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      not signed or dated by borrower so cannot confirm that borrower received.                                     11/2005; as such, said disclosure was not applicable at time of origination.                               or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/14): "AMC performs its review for compliance with state and local laws not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D), combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      (CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Complaint Disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply Federal banking defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded institutions.  The loan transaction in which the broker is identified as the original payee of the note." So while a national loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     bank may claim preemption from the state law banking statutes, there is some uncertainty whether any       XXX loan in 11/2005;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory        as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enforcement action involving the loan.                                                                     disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     "                                                                                                          applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination.
742981817 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981874 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981903 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985192 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985356 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/2006 5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985946 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986066 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986094 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981462 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed or initialed by borrower.                                                                be an exception as noted. South Carolina Consumer Protection Code 37/XX/70 (D) requires mortgage brokers   (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   and originators to provide the borrower with a document specifying the agency designated to receive        issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower  complaints or inquiries about the origination and making of the loan, with the telephone number and        either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.                                                                     address of the agency. This requirement was not applicable to Federally regulated banks per definitions in or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        the related Code. This loan was originated by a retail center of XXX. As such, said disclosure was not     not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  applicable to the origination of this loan.                                                                as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enacted to combat predatory lending without regard to the status of the originating lender, particularly   Protection Code
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  37/XX/70 (D) requires
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to mortgage brokers and combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not originators to a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                complaints or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                inquiries about the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                making of the loan,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with the telephone
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                number and address of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the agency. This
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federally regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks per definitions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                in the related Code.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                This loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                retail center of XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                As such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                origination of this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan.
742983860 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization does not reflect attorney fees of  SELLER - GENERAL COMMENT (2022/XX/10): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           FACTA Credit Score Disclosure.                                                                     $415 as prepaid finance charge.                                                                               be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D) effective date is 2012 for  (2022/XX/10): The
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                providing Complaint disclosures to the borrower.  Subject loan originated in 9/2007; as such, said         issue cited has
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    disclosure was not applicable at time of origination.                                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    REVIEWER - GENERAL COMMENT (2022/XX/10): "AMC performs its review for compliance with state and local laws or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL                                                                                                               enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $157,232.77 is underdisclosed from calculated Finance Charge of $157,647.30 in                                                                                                                 in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $414.53.                                                                                                                                                                                           In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure                                                             to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  originated in 9/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply applicable at time of defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan."
742983010 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $118,591.39 is underdisclosed from calculated Finance Charge of $118,710.19 in the amount of $118.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986253 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986303 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983554 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   REVIEWER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is                                  be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  not dated by borrower so cannot confirm when borrower received the TIL.                                       companies were required to comply with disclosing the Complaint disclosures for Mortgage loans; this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    requirement was not applicable to Federal regulated banks.  The loan originated as a XXX loan in 07/2007;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    as such, said disclosure was not applicable at time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  REVIEWER - GENERAL COMMENT (2022/XX/09): "AMC performs its review for compliance with state and local laws
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              enacted to combat predatory lending without regard to the status of the originating lender, particularly in connection with reviews for secondary market purchasers that are not federally chartered institutions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan."
742981584 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is                                  be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage     (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  not dated by borrower so cannot confirm when borrower received the TIL.                                       companies - (CLD) were required to comply with disclosing the Complaint disclosures for Mortgage loans;    issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    this requirement was not applicable to Federal regulated banks. The loan originated as a XXX loan in       either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    6/2007; as such, said disclosure was not applicable at time of origination.                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D), combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      (CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan in 6/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742983876 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983522 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981861 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), prior to 2012 Brokerage    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                companies -(CLD) were required to comply with disclosing the Complaint disclosures for Mortgage loans;     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    this requirement was not applicable to Federal regulated banks.  The loan originated as a XXX loan in      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    8/2006; as such, said disclosure was not applicable at time of origination.                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enacted to combat predatory lending without regard to the status of the originating lender, particularly   as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to SC Code 37/XX/70 (D), combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not prior to 2012 a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Brokerage companies
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      -(CLD) were required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complaint disclosures
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for Mortgage loans;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                this requirement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federal regulated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                banks.  The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan in 8/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                time of origination.
742984051 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FACTA Credit Score Disclosure.                                                                                                                                                                                   be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), only applies to High-Cost   (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                Home Loans. The loan closed as a line of credit, per SC title 37, Heloc's were excluded from High cost     issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    requirement, accordingly the requested disclosure was not applicable.                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D), a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  only applies to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      High-Cost Home Loans.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          The loan closed as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                line of credit, per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SC title 37, Heloc's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                were excluded from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                High cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirement,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accordingly the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requested disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable.
742984975 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742986183 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987020 XXX       XXX     XXX       XXX       $XXX      IL    2/XX/2009  12/XX/2008   Primary    Refinance Streamlined               2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          Disclosure was provided due to missing information.
                                                                                                                                                                                                                             (Government Documents)
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742983302 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          Disclosure was provided due to missing information.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987036 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742987147 XXX       XXX     XXX       XXX       $XXX      MT    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742987364 XXX       XXX     XXX       XXX       $XXX      PA    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742985489 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.                                                                                             dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983062 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2009  5/XX/2009    Primary    Refinance Streamlined               2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               score.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742984190 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               score.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742987054 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983718 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    score.                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987301 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did State Compliance - Ohio Standard Prepayment Penalty SMLA: PPP Expired. Prepayment charge not allowed on                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  refinnce transaction per OH state - note states1% of original loan blance for full prepayment within first 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.                                                                                             years. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
742981223 XXX       XXX     XXX       XXX       $XXX      VA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
742982315 XXX       XXX     XXX       XXX       $XXX      NM    10/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982753 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982860 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983063 XXX       XXX     XXX       XXX       $XXX      IN    7/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983233 XXX       XXX     XXX       XXX       $XXX      TN    6/XX/2006  5/XX/2006    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983254 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983255 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742983260 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983275 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983378 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2008 11/XX/2008   Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983808 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2005  7/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983831 XXX       XXX     XXX       XXX       $XXX      RI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
742983836 XXX       XXX     XXX       XXX       $XXX      NV    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983841 XXX       XXX     XXX       XXX       $XXX      WA    9/XX/2008  8/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 score.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
742985022 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 score.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742986989 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2005  3/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742986996 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2005 10/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
742987024 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2013  12/XX/2012   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742981918 XXX       XXX     XXX       XXX       $XXX      AZ    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987014 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982819 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2011  11/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                score.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate on GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   HUD column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2010)   HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
742981228 XXX       XXX     XXX       XXX       $XXX      CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  fee of $450 as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $485,266.56 is underdisclosed from calculated Finance Charge of $485,609.08 in the amount of $342.52.
742983361 XXX       XXX     XXX       XXX       $XXX      AL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983362 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2008 9/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 score.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided provided
742983850 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
742985107 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 score.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    late charge percent of 4.00000% exceeds the state maximum of 3%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982046 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided                                            be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983351 XXX       XXX     XXX       XXX       $XXX      MI    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit  missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Timely: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $217,399.17 is underdisclosed from calculated Finance Charge of $218,002.40 in the amount of $603.23.
742987325 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2010  6/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             subject loan of 5.97437% or Final Disclosure APR of 6.33200% is in excess of allowable threshold of APOR 4.63% + 1.5%, or 6.13000%.  Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742987236 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2010  1/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             on subject loan of 6.60378% or Final Disclosure APR of 6.63700% is in excess of allowable
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               threshold of APOR 4.78% + 1.5%, or 6.28000%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine Servicing Disclosure Statement was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
742982752 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                        Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742982764 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
742983389 XXX       XXX     XXX       XXX       $XXX      OR    6/XX/2009  5/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
742984388 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2005  2/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                applicable compliance testing.
                                                                                                                                                                                                                             provided
742984566 XXX       XXX     XXX       XXX       $XXX      NV    12/XX/2005 11/XX/2005   Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
742985033 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2008 9/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA
742987123 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/1997  3/XX/1997    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
742987302 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2001  2/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
742987139 XXX       XXX     XXX       XXX       $XXX      LA    10/XX/2000 8/XX/2000    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any         missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $68,163.75 is underdisclosed from calculated Finance Charge of $68,366.54 in the amount of $202.79.
742983796 XXX       XXX     XXX       XXX       $XXX      GA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Tax Service                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          missing.  Creditor application date used as FHA case # assignment date for purposes of any         Fee for $73 as a prepaid finance charge.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $261,735.80 is underdisclosed from calculated Finance Charge of $261,817.82 in the amount of $82.02.
742985016 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742985018 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742982765 XXX       XXX     XXX       XXX       $XXX      MO    9/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983075 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2003  8/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983354 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983837 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742987343 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2010  8/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
742986948 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Erroneous due to DSI.                                                                                                                                                                                                                                                                        -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $1,206,137.18 is underdisclosed from calculated Finance Charge of $1,207,122.59 in the amount of $985.41.
742983601 XXX       XXX     XXX       XXX       $XXX      MO    2/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $105,895.73 is underdisclosed from calculated Finance Charge of $105,998.63 in   missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $102.90.
742982804 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2001  7/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $108,329.60 is underdisclosed from calculated Finance Charge of $108,513.87 in   missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $184.27.
742983074 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2003  4/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Due to variance in MI payment stream. Final                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $142,347.23 is underdisclosed from calculated Finance Charge of $143,979.39 in   TIL reflects MI for 7yrs and the calculated term is 11 years the amount of $1,632.16.
742985559 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $151,448.75 is underdisclosed from calculated Finance Charge of $151,986.93 in   missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $538.18.
742983359 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $175,867.12 is underdisclosed from calculated Finance Charge of $178,947.95 in   origination fee of $1,406.50, discount fee of $1,427.50, signing fee of $75, flood cert fee of $16, loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $3,080.83.                                                                           tie-in fee of $85, prepaid interest of $187.76, and wire fee of $25 as prepaid finance charges.
742983357 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $248,782.12 is underdisclosed from calculated Finance Charge of $249,261.80 in   missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $479.68.
742983627 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2001  4/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          Finance Charge of $271,739.79 is underdisclosed from calculated Finance Charge of $271,888.78 in   fee of $195.00 and a title courier fee of $15.00 as prepaid finance charges. Total payments were over
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 the amount of $148.99.                                                                             disclosed in amount of $340.10.
                                                                                                                                                                                                                             [3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.:                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                             Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                           to Cancel was not provided.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742983098 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Recording                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Finance Charge of $289,150.84 is underdisclosed from calculated Finance Charge of $289,210.84 in   Service fee of $60.00 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $60.00.
742984523 XXX       XXX     XXX       XXX       $XXX      CO    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization disclosed the Settlement fee                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $312,480.08 is underdisclosed from calculated Finance Charge of $312,545.08 in   as $200, however,  the HUD reflects $240.,  also Courier fee on itemized  shows $50 ., while HUD reflects $75 the amount of $65.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742986988 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lenders TIL reflects an MI premium through                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $324,643.27 is underdisclosed from calculated Finance Charge of $324,741.98 in   70 payments, however, the audited TIL indicates MI should fall off after 71.
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         the amount of $98.71.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver
742984033 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2005  12/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: The Closing Instructions show that the Lender                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $336,253.04 is underdisclosed from calculated Finance Charge of $343,024.45 in   used an Index of 2.998%, whereas the lowest Index in the dropdown is 3.08%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $6,771.41.
742984232 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL payment streams disclosed do not match                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $365,667.80 is underdisclosed from calculated Finance Charge of $365,727.98 in   the actual terms of the note. Under disclosure is due to the lender's TIL reflecting MI being in force for 85
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      the amount of $60.18.                                                                              months, with a payment amount of $1919.46,however based on the loan amount and appraised value the MI payment of $1920.20 would be in force for 12 months, and decline monthly for the remaining 73 months.
742983440 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $376,360.18 is underdisclosed from calculated Finance Charge of $377,200.86 in   missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $840.68.
742983445 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
742985200 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
742983491 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                to be final, expected funding date same as disbursement and/or note date but signature is not dated so cannot confirm when received by borrower.
742983786 XXX       XXX     XXX       XXX       $XXX      PA    3/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.17763%                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or .17763%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
742983073 XXX       XXX     XXX       XXX       $XXX      CO    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.57288%   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed an origination fee                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance       of $1,160.46 while the HUD reflects $2,466.19.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge total $XXX on a Original Loan Amount of $116,046.00 vs. an allowable total of $XXX (an overage of $XXX or .57288%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $54,224.03 is underdisclosed from calculated Finance Charge of $55,531.02 in the amount of $1,306.99.
742987053 XXX       XXX     XXX       XXX       $XXX      NH    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.72222%                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $XXX or .72222%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Penalty:  Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Addendum.
742984925 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.88484%                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or 1.88484%).
742986990 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2020  10/XX/2019   Investment Refinance Cash-out -   Exempt from  2        B        B        B        B                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement              Missing statement to verify PITI.                                                                                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of 5.12472% is                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                  ATR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2020). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2020) (an overage of $XXX or .12472%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
742987376 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
742987150 XXX       XXX     XXX       XXX       $XXX      ID    4/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983746 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983393 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2009 12/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742984819 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742983366 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
742987331 XXX       XXX     XXX       XXX       $XXX      NC    2/XX/1998  1/XX/1998    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $86,729.14 is underdisclosed from calculated Finance Charge of $87,219.13 in the amount of $489.99.
742982811 XXX       XXX     XXX       XXX       $XXX      KY    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is payment stream related due                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1     to the Final TIL disclosing a PMI term of 12 months when the calculated term is 100 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $136,404.77 is underdisclosed from calculated Finance Charge of $139,988.35 in the amount of $3,583.58.
742983080 XXX       XXX     XXX       XXX       $XXX      TN    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742986940 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2005  1/XX/2005    Second     purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                 provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987042 XXX       XXX     XXX       XXX       $XXX      AR    2/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742983176 XXX       XXX     XXX       XXX       $XXX      MO    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the Loan                                                                                                                                                                                                                                                        -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1     origination fee of $1275 and recording service fee of $35 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $57,548.22 is underdisclosed from calculated Finance Charge of $58,858.22 in the amount of $1,310.00.
742982220 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2006  1/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
742982809 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742985377 XXX       XXX     XXX       XXX       $XXX      TN    1/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 01/XX/2007.                                                        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982939 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742983244 XXX       XXX     XXX       XXX       $XXX      CO    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003
742983790 XXX       XXX     XXX       XXX       $XXX      NM    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1     signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.                                                      be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981715 XXX       XXX     XXX       XXX       $XXX      CT    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981208 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983380 XXX       XXX     XXX       XXX       $XXX      GA    2/XX/2009  1/XX/2009    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987094 XXX       XXX     XXX       XXX       $XXX      TX    3/XX/2001  2/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
742983110 XXX       XXX     XXX       XXX       $XXX      DE    3/XX/2005  2/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
742984334 XXX       XXX     XXX       XXX       $XXX      TN    3/XX/2005  2/XX/2005    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742985267 XXX       XXX     XXX       XXX       $XXX      NM    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1     to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981139 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982745 XXX       XXX     XXX       XXX       $XXX      OH    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,256.25 exceeds the state maximum of 1% of the original balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982848 XXX       XXX     XXX       XXX       $XXX      MO    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                     [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983065 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983208 XXX       XXX     XXX       XXX       $XXX      CO    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742984581 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
742987346 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742986004 XXX       XXX     XXX       XXX       $XXX      VT    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983257 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987112 XXX       XXX     XXX       XXX       $XXX      AL    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981341 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the processing                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1     fee of $1000 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $389,683.89 is underdisclosed from calculated Finance Charge of $390,638.70 in the amount of $954.81.
742981358 XXX       XXX     XXX       XXX       $XXX      HI    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982702 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983352 XXX       XXX     XXX       XXX       $XXX      OR    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
742983383 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2009  2/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742986097 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not       Missing MI Certificate                                                                                                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                  SELLER - GENERAL COMMENT (2022/XX/14): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1                                                                                                                   be an exception as noted.  Based on the review it appears SC Code 37/XX/70 (D), statute wasn't applicable  (2022/XX/14): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The                                                                                                                  for brokered loans prior to 2005. The loan originated  in 4/2004; as such, said disclosure was not         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 10/XX/2003.                                                                                                                                                                      applicable at time of origination.                                                                         either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                  REVIEWER - GENERAL COMMENT (2022/XX/14): "AMC performs its review for compliance with state and local laws or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                                                                                                    enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                                                                                                                                        in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted.  Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  statute wasn't
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      applicable for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                      regulatory enforcement action involving the loan.                                                          brokered loans prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                            South Carolina CHL Complaint Agency Disclosure                                                             to 2005. The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the originated  in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  4/2004; as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home    applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     "
742983123 XXX       XXX     XXX       XXX       $XXX      MN    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects incorrect number of payment                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0     schedule during first 60 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $221,474.61 is underdisclosed from calculated Finance Charge of $222,800.08 in the amount of $1,325.47.
742983112 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983124 XXX       XXX     XXX       XXX       $XXX      CT    4/XX/2005  3/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982743 XXX       XXX     XXX       XXX       $XXX      LA    4/XX/2006  3/XX/2006    Investment purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
742984726 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987031 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
742985599 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 03/XX/2007.                                                        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984881 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985739 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
742987192 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
742985081 XXX       XXX     XXX       XXX       $XXX      OR    4/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Amendatory Clause (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1
                                                                                                                                                                                                                             [3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure:                                                                                                                                                                                                                                                                                                                                                                          months prior to consummation. A lookback was performed to determine this application date.  The
                                                                                                                                                                                                                             FHA - Real Estate Certification (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                 final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742985114 XXX       XXX     XXX       XXX       $XXX      LA    4/XX/2009  3/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987244 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2010  3/XX/2010    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges are under disclosed $449.26.                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1     Itemization of amount financed did not disclose an attorney fee for $300 and a mortgage insurance reserve for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         $74.66 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $167,455.15 is underdisclosed from calculated Finance Charge of $167,754.41 in the amount of $299.26.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742982890 XXX       XXX     XXX       XXX       $XXX      WV    5/XX/2002  4/XX/2002    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees.
742983943 XXX       XXX     XXX       XXX       $XXX      OH    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983970 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
742983980 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
742983118 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine index utilized by the                                                                                                                                                                                                                                                    -
                                                                                        Home       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1     Lender. The lowest index available in our lookback period was 2.34667%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $189,282.58 is underdisclosed from calculated Finance Charge of $195,454.70 in the amount of $6,172.12.
742982415 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982910 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983119 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983806 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742981161 XXX       XXX     XXX       XXX       $XXX      OH    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0     PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH ARM loan is 1% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    the Original Loan Amount - note states 6 months interest. Lender is XXX final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983178 XXX       XXX     XXX       XXX       $XXX      AZ    5/XX/2006  4/XX/2006    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982042 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Final TIL not signed by all required                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0     parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984836 XXX       XXX     XXX       XXX       $XXX      RI    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981205 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization finance charge calculation                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1     does not include one time upfront MI Premium of $2284.30.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $266,432.92 is underdisclosed from calculated Finance Charge of $268,483.60 in the amount of $2,050.68.
742983578 XXX       XXX     XXX       XXX       $XXX      VA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1     be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981264 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982241 XXX       XXX     XXX       XXX       $XXX      CO    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983901 XXX       XXX     XXX       XXX       $XXX      NM    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742987318 XXX       XXX     XXX       XXX       $XXX      TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982864 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982963 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                     business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               Date used to determine rate used for testing.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985023 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987260 XXX       XXX     XXX       XXX       $XXX      IN    5/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1     after 129 months; however, the audited TIL indicates MI should drop off after 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $196,066.50 is underdisclosed from calculated Finance Charge of $204,653.75 in the amount of $8,587.25.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742983386 XXX       XXX     XXX       XXX       $XXX      LA    5/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987045 XXX       XXX     XXX       XXX       $XXX      OH    5/XX/2009  4/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
742987188 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2013  4/XX/2013    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742983071 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2003  5/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742983975 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2004  5/XX/2004    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
742987041 XXX       XXX     XXX       XXX       $XXX      NH    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
742984128 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2005  5/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1     PPP Expired. Prepayment charge not allowed per state (IL) - max prepayment charge for IL is 2% - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    3%, 2% and 1% declining. Lender is Countrywide Bank, a Division of Treasury Bank, N.A.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/2004.                                                        State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty  PPP expired. Prepayment charge for state (IL) is prohibited if APR, calculated using maximum interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements                                                                                       chargeable under loan documents, exceeds 8%. Note states maximum rate is 9.950%. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
742983137 XXX       XXX     XXX       XXX       $XXX      AL    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983146 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983823 XXX       XXX     XXX       XXX       $XXX      HI    5/XX/2006  5/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742987114 XXX       XXX     XXX       XXX       $XXX      KY    5/XX/2006  5/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
742987100 XXX       XXX     XXX       XXX       $XXX      TN    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - Note Error: Note grace period days less than minimum per state: Grace period not allowed                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1     per state (TN) - min grace period for TN is 10 - Note states 5.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to DSI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $119,472.79 is underdisclosed from calculated Finance Charge of $119,509.60 in the amount of $36.81.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
742983201 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983202 XXX       XXX     XXX       XXX       $XXX      CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742987341 XXX       XXX     XXX       XXX       $XXX      AL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Calculated payment of $578.73 does not                                                                                                                                                                                                                                                       -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1     correspond with the loan amount, interest rate and terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $149,011.10 is underdisclosed from calculated Finance Charge of $149,567.09 in the amount of $555.99.
742982015 XXX       XXX     XXX       XXX       $XXX      MO    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982856 XXX       XXX     XXX       XXX       $XXX      OR    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983263 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742983276 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983277 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983287 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983289 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983297 XXX       XXX     XXX       XXX       $XXX      OK    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983299 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2007  5/XX/2007    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983421 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983787 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742984856 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984887 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742985372 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983356 XXX       XXX     XXX       XXX       $XXX      KY    6/XX/2008  5/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a $48.94 Tax                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1     Cert Fee, a $35 Title Courier fee, or a $5 Wire fee as prepaid finance charges. TIL Itemization disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Attorney Fee charges in the amount of $500.00 and Final HUD reflects $350.00. TIL Itemization included $50
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Appraisal Fee and $75 Recording Fee as prepaid finance charges which were not included in audited finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $466,806.68 is underdisclosed from calculated Finance Charge of $466,920.57 in   calculations..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $113.89.
742985097 XXX       XXX     XXX       XXX       $XXX      NV    6/XX/2008  5/XX/2008    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983054 XXX       XXX     XXX       XXX       $XXX      NC    7/XX/2001  6/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983069 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987105 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987168 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2004  6/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Final TIL                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1     Itemization did not disclose the Escrow Service Fee in the amount of $132.75, Tax Certification Fee in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         amount of $31.80 nor the Tax Pick Up Fee in the amount of $2.06 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $540,585.76 is underdisclosed from calculated Finance Charge of $540,775.46 in the amount of $189.70.
742983084 XXX       XXX     XXX       XXX       $XXX      KY    7/XX/2004  6/XX/2004    Investment purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983088 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2004  6/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984142 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742987234 XXX       XXX     XXX       XXX       $XXX      PA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742983232 XXX       XXX     XXX       XXX       $XXX      VA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under dsiclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $277,889.30 is underdisclosed from calculated Finance Charge of $277,944.45 in the amount of $55.15.
742983203 XXX       XXX     XXX       XXX       $XXX      MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983298 XXX       XXX     XXX       XXX       $XXX      WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984943 XXX       XXX     XXX       XXX       $XXX      IN    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985777 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2007  6/XX/2007    Investment purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985093 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987102 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2010  6/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
742983093 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2004  7/XX/2004    Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983094 XXX       XXX     XXX       XXX       $XXX      MN    8/XX/2004  7/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984112 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,760.00 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742984156 XXX       XXX     XXX       XXX       $XXX      PA    8/XX/2005  7/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
742984504 XXX       XXX     XXX       XXX       $XXX      KY    8/XX/2005  7/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Closing / Title - Note Error: Prepayment penalty period is blank.                          Verified per note addendum                                                                                                                                                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
742987254 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
742985875 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983435 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2006  7/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987001 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983318 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983320 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742983321 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984960 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742981319 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982760 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - FHA - Amendatory Clause is not compliant.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Amendatory Clause (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                months prior to consummation. A lookback was performed to determine this application date.  The
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                             [3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                             Estate Certification (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: Unable to determine compliance with timing
                                                                                                                                                                                                                             [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.:                                                                                                                                                                                                                                                                                                                                                                              requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                             Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: 08/XX/2007;
                                                                                                                                                                                                                             Consummation Date: 08/XX/2007
742982952 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982955 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983274 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983788 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982768 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2009  7/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984270 XXX       XXX     XXX       XXX       $XXX      IN    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1     PPP Expired - Lender N.A.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983091 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2004  8/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984275 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983932 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2005  8/XX/2005    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
742981134 XXX       XXX     XXX       XXX       $XXX      OH    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Courier Fee                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1     in the amount of $40 and a Wire Fee of $20 as prepaid finance charges.  Unable to determine reason for under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    disclosure of $160.. TIL Itemization disclosed all other prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $152,502.24 is underdisclosed from calculated Finance Charge of $152,728.04 in the amount of $225.80.
742983162 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2005  8/XX/2005    Investment purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983165 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983811 XXX       XXX     XXX       XXX       $XXX      HI    9/XX/2005  8/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983931 XXX       XXX     XXX       XXX       $XXX      IN    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
742984166 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982984 XXX       XXX     XXX       XXX       $XXX      VA    9/XX/2006  8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1     final but not signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
742986961 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 3.94%.                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1     The closest Index available in our look-back period is 4.34%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $580,331.26 is underdisclosed from calculated Finance Charge of $632,008.34 in the amount of $51,677.08.
742981197 XXX       XXX     XXX       XXX       $XXX      UT    8/XX/2006  8/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
742987297 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
742983537 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL appears to be final but not                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0     signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982956 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983334 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983341 XXX       XXX     XXX       XXX       $XXX      PA    8/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987132 XXX       XXX     XXX       XXX       $XXX      PA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742983045 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance                                                                                                                                                                                                                                                                                                                                                                          months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                             at the mortgagor's own expense, Holder's right to foreclose                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987222 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1     disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    $8,000 which is not itemized therefore excluded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $280,863.80 is underdisclosed from calculated Finance Charge of $286,515.40 in the amount of $5,651.60.
742981740 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1     missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $397,474.59 is underdisclosed from calculated Finance Charge of $398,092.76 in the amount of $618.17.
742983303 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003
742983339 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983344 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982817 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2008  8/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 0
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742983360 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985027 XXX       XXX     XXX       XXX       $XXX      NM    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987120 XXX       XXX     XXX       XXX       $XXX      OH    9/XX/2004  9/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    State Compliance - Ohio Prepayment Penalty: PPP expired. Prepayment penalty not allowed per state (OH.) Max                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0     PPP for OH ARM loan is 1%. Note states 3%/2%/1%. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742983628 XXX       XXX     XXX       XXX       $XXX      WI    10/XX/2004 9/XX/2004    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983800 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742983907 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983143 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983145 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983173 XXX       XXX     XXX       XXX       $XXX      HI    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983183 XXX       XXX     XXX       XXX       $XXX      MI    10/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983817 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742986165 XXX       XXX     XXX       XXX       $XXX      IN    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982986 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983767 XXX       XXX     XXX       XXX       $XXX      PA    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983238 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983239 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983784 XXX       XXX     XXX       XXX       $XXX      IN    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983301 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742985287 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983839 XXX       XXX     XXX       XXX       $XXX      RI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans       SELLER - GENERAL COMMENT (2022/XX/06): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                   Other                                                                                                                     provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1     Disclosure Not Provided Timely): Disclosure provided 10/XX/2007                                               be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     (2022/XX/06): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not  Island's Home Loan Protection Act is not applicable to XXX.                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 09/XX/2007.                                                        Provided Timely): Disclosure provided 10/XX/2007                                                              REVIEWER - GENERAL COMMENT (2022/XX/06): Downgraded to EV2 at Client's request based on FSB exemption.     either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                       SELLER - GENERAL COMMENT (2022/XX/06): The issue cited has either been resolved or was determined to not   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing                                                                                                                       be an exception as noted. We have located and provided the Borrowers' signed Initial Loan Application      not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.                                                                                                                                                       dated 09.XX.07, the Borrowers' signed Loan Application Disclosure Acknowledgments dated 10.XX.2017 and the as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost                                                                                                                 Borrowers' signed Final Loan Application dated 10.XX.07.   Additionally, XXX is a Federally Chartered Bank Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding                                                                                                               and is exempt from State Compliance, Rhode Island's Home Loan Protection Act is not applicable to XXX.     Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    High-Cost Home Loans disclosure not properly executed.                                                                                                                                                           Supporting documents have been uploaded as XXX#XXX_Compliance Documents_05/XX/22.                          from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost                                                                                                                 REVIEWER - GENERAL COMMENT (2022/XX/06): Downgraded to EV2 at Client's request based on FSB exemption.     Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing                                                                                                                           SELLER - GENERAL COMMENT (2022/XX/06): The issue cited has either been resolved or was determined to not   Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.                                                                                                                                                       be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home                                                                                                                Island's Home Loan Protection Act is not applicable to XXX.                                                applicable to XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                             REVIEWER - GENERAL COMMENT (2022/XX/06): Downgraded to EV2 at Client's request based on FSB exemption.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans                                                                                                                SELLER - GENERAL COMMENT (2022/XX/06): The issue cited has either been resolved or was determined to not   GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans                                                                                                               be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     (2022/XX/06): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure not properly executed.                                                                                                                                                                                Island's Home Loan Protection Act is not applicable to XXX.                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/06): Downgraded to EV2 at Client's request based on FSB exemption.     either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to                                                                                                                  SELLER - GENERAL COMMENT (2022/XX/06): The issue cited has either been resolved or was determined to not   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing Initial Loan Application Date.                                                                                                                                                                           be an exception as noted. We have located and provided the Borrowers' signed Initial Loan Application      not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     dated 09.XX.07, the Borrowers' signed Loan Application Disclosure Acknowledgments dated 10.XX.2017 and the as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Borrowers' signed Final Loan Application dated 10.XX.07.   Additionally, XXX is a Federally Chartered Bank Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and is exempt from State Compliance, Rhode Island's Home Loan Protection Act is not applicable to XXX.     Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Supporting documents have been uploaded as XXX#XXX_Compliance Documents_05/XX/22.                          from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/06): Downgraded to EV2 at Client's request based on FSB exemption.     Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2022/XX/06): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2022/XX/06): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                as noted. We have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                located and provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Borrowers' signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09.XX.07, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrowers' signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Acknowledgments dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10.XX.2017 and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrowers' signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10.XX.07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Additionally, XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                a Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                have been uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_05/XX/22.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2022/XX/06): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                as noted. We have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                located and provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Borrowers' signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                09.XX.07, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrowers' signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Acknowledgments dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10.XX.2017 and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrowers' signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Application dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                10.XX.07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Additionally, XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                a Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                have been uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_05/XX/22.
742981239 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
742981331 XXX       XXX     XXX       XXX       $XXX      OH    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983432 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984169 XXX       XXX     XXX       XXX       $XXX      AL    11/XX/2000 10/XX/2000   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987356 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2001 10/XX/2001   Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
742982805 XXX       XXX     XXX       XXX       $XXX      MO    11/XX/2002 10/XX/2002   Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987026 XXX       XXX     XXX       XXX       $XXX      IL    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1     disclosure due to missing TIL itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $225,806.76 is underdisclosed from calculated Finance Charge of $226,034.70 in the amount of $227.94.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
742983762 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender's TIL                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1     reflecting MI being in force for 60 months, however based on the loan amount and appraised value the MI would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         be in force for 144 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $174,987.88 is underdisclosed from calculated Finance Charge of $178,825.84 in the amount of $3,837.96.
742982738 XXX       XXX     XXX       XXX       $XXX      RI    10/XX/2004 10/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984285 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2004 10/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender TIL did not calculate MI for the first                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1     10 months of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $194,154.88 is underdisclosed from calculated Finance Charge of $195,334.23 in the amount of $1,179.35.
742984304 XXX       XXX     XXX       XXX       $XXX      CT    11/XX/2004 10/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742982846 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987169 XXX       XXX     XXX       XXX       $XXX      AZ    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
742983170 XXX       XXX     XXX       XXX       $XXX      CO    11/XX/2005 10/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984649 XXX       XXX     XXX       XXX       $XXX      OR    10/XX/2005 10/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
742983479 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL signature not dated                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         to be final, expected funding date same as disbursement and/or note date. Signature is dated, but cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986233 XXX       XXX     XXX       XXX       $XXX      KY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985582 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984803 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                  SELLER - GENERAL COMMENT (2022/XX/14): Appeal-  The issue cited has either been resolved or was determined GENERAL COMMENT                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1                                                                                                                   to not be an exception as noted. The missing document, South Carolina Complaint disclosure has been        (2022/XX/14): Appeal-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The                                                                                                                  located and uploaded as XXX#XXX_Compliance Documents_6/XX/2022                                             The issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 10/XX/2006.                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2022/XX/14): Exception in connection with Timing not the Missing Disclosure.   either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                       Missing Initial application to test for timing. Exception remains.                                         or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing                                                                                                                                                                                                                                  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                  as noted. The missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to                                                                                                                                                                                                                                document, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                 Carolina Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure has been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                located and uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                as XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_6/XX/2022
742982332 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2006 10/XX/2006   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
742982937 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742982997 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2006 10/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983240 XXX       XXX     XXX       XXX       $XXX      IA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984800 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
742986987 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987005 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
742985256 XXX       XXX     XXX       XXX       $XXX      OK    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983500 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981683 XXX       XXX     XXX       XXX       $XXX      IN    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1     missing itemization of prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $289,058.38 is underdisclosed from calculated Finance Charge of $289,324.43 in the amount of $266.05.
742987215 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
742987275 XXX       XXX     XXX       XXX       $XXX      LA    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
742982770 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2009 10/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742983630 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2000 11/XX/2000   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742983927 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2002 11/XX/2002   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982734 XXX       XXX     XXX       XXX       $XXX      WV    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with Unequal Installment Payments): West Virginia Residential Mortgage Lender, Broker and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act:  Mortgage loan contains installment payments that are not the same as original installment payment of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.
742982815 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Second     Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender's TIL reflects                                                                                                                                                                                                                                                -
                                                                                        Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1     60 months payments prior to actual recast term of 120 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,564,264.83 is underdisclosed from calculated Finance Charge of $1,580,486.95 in the amount of $16,222.12.
742983019 XXX       XXX     XXX       XXX       $XXX      OH    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983492 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1     be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981214 XXX       XXX     XXX       XXX       $XXX      TN    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982871 XXX       XXX     XXX       XXX       $XXX      NV    11/XX/2006 11/XX/2006   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983832 XXX       XXX     XXX       XXX       $XXX      VA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742981290 XXX       XXX     XXX       XXX       $XXX      IN    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
742981285 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Home Improvement                                                                                                          provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982859 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983364 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987257 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
742984574 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2005 12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: "TIL itemization did not disclose a courier                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0     fee of $15 and payoff statement fee of $30 as prepaid finance charge."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $187,109.08 is underdisclosed from calculated Finance Charge of $187,153.74 in the amount of $44.66.
742981084 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender                                                                                                                                                                                                                                                        -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0     utilizing an index value of 3.326% per the approval document, however the lowest index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         lookback period is 3.47833%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $504,429.63 is underdisclosed from calculated Finance Charge of $518,053.27 in the amount of $13,623.64.
742982744 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2005 12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983172 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $175                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1     payoff statement fee and $20 recording fee as prepaid finance charges. In addition, Lender's TIL over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         disclosed title binder fee $47.50
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $444,318.21 is underdisclosed from calculated Finance Charge of $444,465.71 in the amount of $147.50.
742987085 XXX       XXX     XXX       XXX       $XXX      OH    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    State Compliance - Ohio Standard Prepayment Penalty SMLA: PPP Expired. Prepayment charge not allowed per                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1     state (OH) - max prepayment charge for loan refinanced with the same lender is 0% - note states 1%.for 24
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The    months. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742983190 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2006  12/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
742983192 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2006  12/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985771 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2006  12/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987258 XXX       XXX     XXX       XXX       $XXX      CT    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985460 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983243 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742984825 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
742987030 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
742987095 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
742982966 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 12/XX/2007   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
742987204 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
742983379 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2008 12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 0
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742983061 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to Lender's Final TIL                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1     showing MI in force for 117 months, however based on the loan amount and appraisal value MI would be in force
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         for 118 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $153,891.61 is underdisclosed from calculated Finance Charge of $153,928.35 in the amount of $36.74.
742982936 XXX       XXX     XXX       XXX       $XXX      SD    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987223 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2015  7/XX/2015    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] General - Borrower 1003 current address does not match Note address.: Borrower: XXX        New construction rate/term refiance, borrower not curretly occupying property is vacant.                                                                                                                                                                           [3] Appraisal                            2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                          SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Documentation                                                                                        to Cancel was not provided.
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                          - Loan is to
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                            be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               securitized.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               seasoned and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is missing an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               updated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               valuation.;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Sec ID: 78:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Note Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2015;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lien Position:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1
742987203 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2007 5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA       Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Missing                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
742982979 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            if a prepayment penalty was included in the pay-off which may impact high cost findings.
742985116 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided                                                                                                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742987332 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $133,859.41 is underdisclosed from calculated Finance Charge of $134,341.14 in the amount of $481.73.
742986966 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742985193 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2008  3/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided                                                                                                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate    but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742985125 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2009 7/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not        Appraisal not provided.                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985126 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided                                                                                                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987270 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2018 9/XX/2018    Primary    purchase               Safe Harbor  2        B        B        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance                                                                                                                                                                                                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation  Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date                                                                                                                                                                                                                                                    -
                                                                                                                          QM                                                                                                 discrepancy.: Calculated qualifying asset balance of $4,532.64 is less than AUS qualifying                                                                                                                                                                                                                                                                                                                                                                             lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two      Info: The file is missing a Verification of Start/End dates for prior employment with XXX and XXX for 2 year
                                                                                                                                                                                                                             asset balance of $4,969.04.                                                                                                                                                                                                                                                                                                                                                                                                                                            years employment history for current and/or prior employment. (XXX/7452132)                        employment verification.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment  Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure      The Escrow Payment on Page 4 of $425.55 does not match the Escrow payment on page 1 of $373.46.  The Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided on 10/XX/2018 disclosed an Initial Escrow Payment that includes both borrower and         of $425.55 includes MI of $52.09 in error, ch there is no MI on this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    non-borrower paid amounts. (Final/10/XX/2018)                                                      Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The Escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Payment on Page 4 of $425.55 does not match the Escrow payment on page 1 of $373.46.  The Payment of $425.55
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on          includes MI of $52.09 in error, ch there is no MI on this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the loan. (Final/10/XX/2018)                                                                       cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $270.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
742987292 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2011  3/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $151,685.24 is underdisclosed from calculated Finance Charge of $153,159.55 in the amount of $1,474.31.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
742986970 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2011  3/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
742987129 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2012  1/XX/2012    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of     missing final Itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $51,876.44 is underdisclosed from calculated Finance Charge of $52,276.73 in the amount of $400.29.
742986945 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2015 9/XX/2015    Primary    purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Initial GFE                                                                                                                                                                                                                                                  -
                                                                                                                          SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of     dated 09/XX/2015 Important Dates Section, Other Settlement Charges Good Through Date is 09/XX/2015, which is
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charges and terms for all other settlement charges.                                                less than the 10 business days required.
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Evidence borrower received the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.                                        HUD Settlement Cost Booklet was not provided in imaged file.
742987276 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2014  11/XX/2013   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981416 XXX       XXX     XXX       XXX       $XXX      TN    5/XX/2010  3/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0%                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
742983851 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2011  7/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0%                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
742985139 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2011  10/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742987002 XXX       XXX     XXX       XXX       $XXX      VA    5/XX/2012  4/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.           disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $182,304.40 is underdisclosed from calculated Finance Charge of $182,470.88 in the amount of $166.48.
742987280 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2011  12/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely: RESPA                                                                                                                 REVIEWER - GENERAL COMMENT (2021/XX/12): Exception Detail Updated from: Truth In Lending Act: Final TIL                                                                                                                                       -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate                                                                                                                Finance Charge of $157,568.37 is underdisclosed from calculated Finance Charge of $158,471.35 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was provided.                                                                                                                                                                                                    amount of $902.98.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $157,568.37 is underdisclosed from calculated Finance Charge of $158,271.35 in the amount of $702.98.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) business days of the creditor application date.
742987294 XXX       XXX     XXX       XXX       $XXX      PA    10/XX/2010 9/XX/2010    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
742982759 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983272 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983530 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2003  1/XX/2003    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983553 XXX       XXX     XXX       XXX       $XXX      KS    12/XX/2007 8/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983599 XXX       XXX     XXX       XXX       $XXX      NC    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742984809 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 12/XX/2006   Primary    Refinance Streamlined               2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      Arrangement Disclosure.
742984841 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742986046 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742986925 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742987247 XXX       XXX     XXX       XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742981610 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL in file indicated to be final.                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to a variance in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL payment stream.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $187,243.65 is underdisclosed from calculated Finance Charge of $187,853.51 in   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $609.86.                                                                             be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981909 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2007  7/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982972 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2008 9/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983452 XXX       XXX     XXX       XXX       $XXX      AZ    2/XX/2008  1/XX/2008    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985857 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986299 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982797 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file is indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          to be final, expected funding date same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983539 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                         be final. Expected funding date same as disbursement and/or note date but signature is not dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $209,384.77 is underdisclosed from calculated Finance Charge of $209,642.31 in the amount of $257.54.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982377 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986513 XXX       XXX     XXX       XXX       $XXX      NC    7/XX/2009  6/XX/2009    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981408 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742983611 XXX       XXX     XXX       XXX       $XXX      TN    1/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983485 XXX       XXX     XXX       XXX       $XXX      RI    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983237 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985908 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987372 XXX       XXX     XXX       XXX       $XXX      LA    3/XX/2002  2/XX/2002    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 Arrangement Disclosure.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982342 XXX       XXX     XXX       XXX       $XXX      KY    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983477 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  10/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983242 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742982950 XXX       XXX     XXX       XXX       $XXX      WV    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742986959 XXX       XXX     XXX       XXX       $XXX      DE    10/XX/2009 9/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Other                                                                                                                     provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
742982334 XXX       XXX     XXX       XXX       $XXX      RI    3/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be      REVIEWER - GENERAL COMMENT (2022/XX/09): Downgraded to EV2-B due to exemption status of originating        GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        final but not signed nor initialed by borrower.                                                               lender.                                                                                                    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower  be an exception as noted. The Final HUD-1 and Closing Instructions indicate third party fees were paid by  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm      so cannot confirm that borrower received.                                                                     XXX on this loan and therefore, copies of the invoices are not required. Lastly, we have located the       or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees listed on the HUD-1.                                                                                                                                                                            attached Homeowners Insurance policy invoice that reflects the total annual premium of $499.00 to be paid  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                        at closing and matches the amount paid on the HUD-1.  Supporting Documents uploaded as XXX#XXX_Compliance  as noted. The Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  Documents_05/XX/2022.                                                                                      HUD-1 and Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                         Instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                third party fees were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                paid by XXX on this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan and therefore,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                copies of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                invoices are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                required. Lastly, we
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                have located the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                attached Homeowners
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance policy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                invoice that reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the total annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                premium of $499.00 to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                be paid at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                and matches the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount paid on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_05/XX/2022.
742982736 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003
742982762 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983081 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983346 XXX       XXX     XXX       XXX       $XXX      TN    11/XX/2007 10/XX/2007   Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983391 XXX       XXX     XXX       XXX       $XXX      AL    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983840 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984824 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984880 XXX       XXX     XXX       XXX       $XXX      MO    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983846 XXX       XXX     XXX       XXX       $XXX      NV    8/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742983998 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2005  10/XX/2004   Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:    Federal Compliance - TIL APR Tolerance Irregular Transaction: Index source indicates the Index used was                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      2.434%. The closest Index available in our look-back period is 2.9256%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower.                                                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Index source indicates the Index used was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL 2.434%. The closest Index available in our look-back period is 2.9256%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is underdisclosed from calculated APR of XXX0% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $224,733.65 is underdisclosed from calculated Finance Charge of $244,806.32 in the amount of $20,072.67.
742983899 XXX       XXX     XXX       XXX       $XXX      OH    9/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
742983954 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2003 12/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985649 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982883 XXX       XXX     XXX       XXX       $XXX      PA    3/XX/2007  11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $480,215.58 is underdisclosed from calculated Finance Charge of $480,352.33 in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $136.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987264 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2008 7/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: First payment letter, initial escrow                                                                                                                                                                                                                                                         -
                                                                                                   Other                                                                                                                     provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    disclosure, 92900A and approvals reflect an MI premium of $88.26 (.50255%).  Finance charge on the Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          reflect the correct MI premium of $87.81 (.5%) resulting in an under-disclosure of $51.26 due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       discrepancy in the actual amount collected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $288,079.29 is underdisclosed from calculated Finance Charge of $288,130.52 in the amount of $51.23.
742985136 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2010 9/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    subordination recording fee of $120 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $308,837.29 is underdisclosed from calculated Finance Charge of $308,956.99 in the amount of $119.70.
742982866 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Assignment                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    Recording fee of $90 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $443,307.90 is underdisclosed from calculated Finance Charge of $443,397.90 in the amount of $90.00.
742981412 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2009 8/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an recording                                                                                                                                                                                                                                                -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    service fee of $75 as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,390,278.15 is underdisclosed from calculated Finance Charge of $1,390,353.15 in the amount of $75.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) business days of the creditor application date.
742985110 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender's TIL                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                        provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    reflecting MI payment of $212.50, however based on the loan amount and appraised value the MI payment would
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          be $213.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $691,491.89 is underdisclosed from calculated Finance Charge of $691,569.62 in the amount of $77.73.
742984010 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2005  12/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure appears to be related to the                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    payment stream.  Used lowest index within the look back period.  Unable to determine index used by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $96,987.57 is underdisclosed from calculated Finance Charge of $100,932.54 in the amount of $3,944.97.
742984935 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure is due to the lender's Final                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide    TIL reflecting MI being in force for 112 months, however based on the loan amount and appraisal value MI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of          would be in force for 180 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender's Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL  TIL reflecting MI being in force for 112 months, however based on the loan amount and appraisal value MI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of XXX% is overdisclosed from calculated APR of XXX% outside of 0.250% tolerance.              would be in force for 180 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $951,433.41 is underdisclosed from calculated Finance Charge of $960,636.49 in the amount of $9,203.08.
742982965 XXX       XXX     XXX       XXX       $XXX      RI    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                       SELLER - GENERAL COMMENT (2022/XX/01): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide                                                                                                                  be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     (2022/XX/01): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                        Island's Home Loan Protection Act is not applicable to XXX.                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    application.                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/01): Exception downgraded to EV2 based on Federal Bank exemption and   either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home                                                                                                                at request of the client.                                                                                  or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                        not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.
742981077 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981218 XXX       XXX     XXX       XXX       $XXX      TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
742981221 XXX       XXX     XXX       XXX       $XXX      MD    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981294 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981303 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981305 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  9/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981324 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981372 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742981406 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2009  3/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981409 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2009  6/XX/2009    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981430 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2011  5/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742982009 XXX       XXX     XXX       XXX       $XXX      CT    7/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982700 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  3/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982708 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982737 XXX       XXX     XXX       XXX       $XXX      CT    8/XX/2004  7/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982748 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982749 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2006 11/XX/2006   Second     Construction-Permanent              2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982763 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2008  10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982767 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2009  2/XX/2009    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982857 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982863 XXX       XXX     XXX       XXX       $XXX      MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982946 XXX       XXX     XXX       XXX       $XXX      MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982958 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982969 XXX       XXX     XXX       XXX       $XXX      AZ    9/XX/2008  9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983048 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2006  9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983188 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2006  11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983191 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2006  12/XX/2005   Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983207 XXX       XXX     XXX       XXX       $XXX      TX    3/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983247 XXX       XXX     XXX       XXX       $XXX      LA    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983248 XXX       XXX     XXX       XXX       $XXX      ID    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983269 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2008 7/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983284 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983293 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983312 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  6/XX/2007    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983317 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983324 XXX       XXX     XXX       XXX       $XXX      GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983332 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983335 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983345 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2007 11/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742983347 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983392 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2010  10/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983483 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2007 6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983745 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983777 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983789 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2008  4/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983807 XXX       XXX     XXX       XXX       $XXX      LA    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983822 XXX       XXX     XXX       XXX       $XXX      AL    3/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983848 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2009  2/XX/2009    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983987 XXX       XXX     XXX       XXX       $XXX      NY    9/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
742984164 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2005  8/XX/2005    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984317 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984620 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984742 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984931 XXX       XXX     XXX       XXX       $XXX      IN    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985044 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985056 XXX       XXX     XXX       XXX       $XXX      NV    6/XX/2008  2/XX/2008    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985085 XXX       XXX     XXX       XXX       $XXX      NV    4/XX/2008  4/XX/2008    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985095 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985096 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985113 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985121 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2009  4/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985518 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986419 XXX       XXX     XXX       XXX       $XXX      IN    2/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987003 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2006  2/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742987076 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987158 XXX       XXX     XXX       XXX       $XXX      LA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987196 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2006  12/XX/2005   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987226 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Application / Processing - Flood Certificate Error: Certificate Number was not provided.                                                                                                                                                                                                                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742987259 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987265 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742981443 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2014  2/XX/2014    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did                                                                                                                                                                                                                                                -
                                                                                                                          SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership   not provide List of Homeownership Counseling Organizations
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Counseling Organizations to borrower.                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge is under disclosed by $392.56
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL due to Lender's Title Fee for $345.00. There is a difference of $47.56. Unable to determine source of under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $94,328.90 is underdisclosed from calculated Finance Charge of $94,721.46 in the disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    amount of $392.56.
742984364 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
742983058 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742982602 XXX       XXX     XXX       XXX       $XXX      AZ    8/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Signature Date. Unable to determine compliance with rescission timing requirements.                final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender      be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was   not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985293 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                so cannot confirm that borrower received.
742987321 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2001  3/XX/2001    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                          -
742983107 XXX       XXX     XXX       XXX       $XXX      IL    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742987000 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742987138 XXX       XXX     XXX       XXX       $XXX      MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Guideline Issue - The representative credit score does not meet guideline minimum.: FICO:                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                   Other                                                                                                                     659                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account
                                                                                                                                                                                                                             [3] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant,                                                                                                                                                                                                                                                                                                                                                                          opening.
                                                                                                                                                                                                                             this form must be signed by borrower between the application date and  loan closing date.:                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                             Disclosure: Billing Rights Disclosure Originator App Date:                                                                                                                                                                                                                                                                                                                                                                                                             Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                             Creditor App Date: 09/XX/2005                                                                                                                                                                                                                                                                                                                                                                                                                                          Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                                                                                                                                                                                             Disclosure signed by Borrower Date: 10/XX/2005                                                                                                                                                                                                                                                                                                                                                                                                                         application.
742982668 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987371 XXX       XXX     XXX       XXX       $XXX      MI    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742987149 XXX       XXX     XXX       XXX       $XXX      MI    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983968 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2004  3/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987125 XXX       XXX     XXX       XXX       $XXX      AZ    4/XX/2005  3/XX/2005    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                        Home       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
742987151 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
742987153 XXX       XXX     XXX       XXX       $XXX      IN    12/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
742987155 XXX       XXX     XXX       XXX       $XXX      KY    12/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
742987336 XXX       XXX     XXX       XXX       $XXX      WI    2/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note grace period of 10 days is less than the state minimum of 15 days.
742985162 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2016  10/XX/2015   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the     The co-borrower's credit report dated 08/XX/2015 was more than the required 120 days from close.                                                                                                                                                                   [3] Appraisal  Search on                 2           B           B           B           B           [2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS                                                                                                                                                                                                                                                   -
                                                                                                                          SHQM                                                                                               note date.: Credit Report: Original // Borrower: XXX                                           Appraisal Update was provided in file dated 01/XX/2016, which was after the 01/XX/2016 disbursement date.                                                                                                                                                          Data Integrity ASC.gov                                                                               match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator      website: Search on NMLS.gov did not return results for Loan Originator #XXX and NMLS #XXX.
                                                                                                                          (GSE/Agency                                                                                        [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:                                                                                                                                                                                                                                                                           - Appraiser's  returned                                                                              NMLSR information on loan documents does not match NMLSR.                                          Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final CD disclosed Finance Charge of
                                                                                                                          Eligible)                                                                                          Valuation Type: Appraisal / Valuation Report Date: 08/XX/2015                                                                                                                                                                                                                                                                                                     license or     license dated                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated       $79,879.14 instead of $80,204.41, a $325.27 difference. Appears Lender included $324.26 "Lender Premium
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                        certification  post close.                                                                           Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2015 disclosed an       Pricing Credit".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               was not active There was no                                                                          inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan     Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit decreased without a valid COC,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               at the time of evidence of                                                                           (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated          insufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the            the appraiser                                                                         01/XX/2016). (Final/12/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appraisal.:    license or                                                                            [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Valuation      certification                                                                         Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-324.26  is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Type:          in file                                                                               amount of binding Lender Credit previously disclosed in the amount of $-333.00. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal /    verifying
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Valuation      licensed at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Report Date:   time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2015     report.
742987213 XXX       XXX     XXX       XXX       $XXX      PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742985150 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2013  3/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2013, prior to three (3) business days from transaction date of 06/XX/2013.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983068 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
742983204 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2006 7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
742987067 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2018 11/XX/2018   Primary    purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not       Provide evidence of MI, and Certificate Number, with coverage of at least 30%.                                                                                                                                                                                                                              2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October   Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test:                                                                                                                                                                                                                                                     -
                                                                                                                          SHQM                                                                                               provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs  Monthly Hazard is $42.33, Taxes are $88.08, MI is $86.10, and HOA is $14.58. Hazard, taxes and MI are
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               over Year 1 of 1,434.51 on Final Closing Disclosure provided on 12/XX/2018 not accurate.           considered in the borrower's annual escrow payment, which totals $2,598.15, not $1,434.51 as listed on page 4
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (Final/12/XX/2018)                                                                                 of the Final CD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment  Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Monthly Hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure      is $42.33, Taxes are $88.08, MI is $86.10, and HOA is $14.58. Hazard, taxes and MI are included in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided on 12/XX/2018 disclosed an Initial Escrow Payment that includes both borrower and         borrower's monthly escrow payment, which totals $216.51, not $130.41 as listed on page 4 of the Final CD. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    non-borrower paid amounts. (Final/12/XX/2018)                                                      MI payment was not included in the calculation at closing, on page 4.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on          VCC for the addition of the $551.30 Transfer Tax fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    12/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the loan. (Final/12/XX/2018)                                                                       VCC for the addition of the $120.00 Title - Lenders Coverage Premium fee.  Final CD reflects Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   $XXX, of which $120 was applied to the Title - Lenders Coverage Premium fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $551.30 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the         VCC for the addition of the $9.00 Title - Electronic Document Delivery fee. Final CD reflects Lender Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower. (8304)                                                                                   of $XXX, of which $9.00 was applied to the Title - Electronic Document Delivery fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage VCC for the addition of the $900.00 Title - Attorney Review fee. Final CD reflects Lender Credit of $XXX, of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Premium.  Fee Amount of $120.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided  which $900.00 was applied to the Title - Attorney Review fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to the borrower. (75244)                                                                           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide cure or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   VCC for the addition of the $50.00 Title - Abstract / Title Search fee. Final CD reflects Lender Credit of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic       $XXX, of which $50.00 was applied to the Title - Abstract / Title Search fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Document Delivery Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75188)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee.  Fee Amount of $900.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75181)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Search.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
742987090 XXX       XXX     XXX       XXX       $XXX      TN    3/XX/2018  9/XX/2017    Primary    purchase               HUD Safe     2        B        B        B        B                                                 [3] Guideline Issue - FHA Minimum Required Investment was not met.  Borrower's MRI is below    Missing identification for borrower.                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Payment does not match on REVIEWER - CURED COMMENT (2021/XX/30): Sufficient Cure Provided At Closing                                                                                                                                                                    -
                                                                                                                          Harbor QM                                                                                          minimum required.: Borrower's total contribution is 1.29851% ($1,270.43).                      Evidence of earlier borrower receipt was missing from the file.                                                                                                                                                                                                                                                                                                         Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2018        the Final Closing Disclosure.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Verification of Identification not provided                                                                                                                                                                                                                                                                                                                                                                           disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual   Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: The file
                                                                                                                                                                                                                             [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.:                                                                                                                                                                                                                                                                                                                                                                              total payment for the loan. (ProjSeq:1/1533633)                                                    was missing page 2 of the Seller CD. Buyer's final CD did not reflect any seller paid fees.
                                                                                                                                                                                                                             Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: 03/XX/2018;                                                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit
                                                                                                                                                                                                                             Consummation Date: 03/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                          Lien: TRID Final Closing Disclosure 03/XX/2018 on a first lien purchase transaction did not        Report Fee was last disclosed as $60.00 on LE but disclosed as $61.40 on Final Closing Disclosure.  File does disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    fees.) (Final/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee.  Fee Amount of $61.40 exceeds tolerance of $60.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
742985163 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2016  11/XX/2015   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated       Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by                                                                                                                                                                                                                                                     -
                                                                                                                          SHQM                                                                                               [3] Income Documentation - The verification of employment is not within 10 business days of                                                                                                                                                                                                                                                                                                                                                                            Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2016 disclosed an       $487.99. It appears the lender is using the lender credit towards the origination fees however there is no
                                                                                                                          (GSE/Agency                                                                                        the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                                                                                             inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan     specific itemization reflecting this.
                                                                                                                          Eligible)                                                                                          12/XX/2012                                                                                                                                                                                                                                                                                                                                                                                                                                                             (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated          Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    01/XX/2016). (Final/01/XX/2016)                                                                    Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the List reflects a different Provider indicating the borrower selected their own Provider.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure.
742982772 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2018  12/XX/2017   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated       Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final CD reflects Finance Charge                                                                                                                                                                                                                                                         -
                                                                                                                          SHQM                                                                                               dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                  Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an       $138,681.01 which is less than calculated finance charge of $ 139.852.25.
                                                                                                                          (GSE/Agency                                                                                        01/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                                             inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan     Federal Compliance - TRID Final Closing Disclosure Provided to All Parties: Final CD is not signed by the
                                                                                                                          Eligible)                                                                                          Disaster End Date: 09/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                          (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated          joint owner who is not a borrower on subject loan.
                                                                                                                                                                                                                             Disaster Name: WILDFIRES                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2018). (Final/01/XX/2018)
                                                                                                                                                                                                                             Disaster Declaration Date: 08/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - TRID Final Closing Disclosure Provided to All Parties: TILA-RESPA
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                             Integrated Disclosure:  Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.
742987350 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2019 10/XX/2019   Primary    purchase               Temporary    2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Flood Insurance Policy not provided            Flood Insurance Policy provided does not reflect the annual premium amount used to qualify.  Dec Page     SELLER - GENERAL COMMENT (2021/XX/17): 5/XX/21-Attached flood policy. UPB is $59,697 and coverage is                                                                                              2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated       Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charges of                                                                                                                GENERAL COMMENT                                                                                                                    -
                                                                                                                          SHQM                                                                                               [3] Guideline Issue - USDA Coverage % is missing.                                              reflects $699.00/year and loan was approved using $965.00/year.  Used higher premium for worse case       $XXX. Coverage is sufficient.                                                                                                                                                                                                                                 Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an       $52,215.34 however calculated Finance Charges reflects $52,865.34.                                                                                                                                                       (2021/XX/17):
                                                                                                                          (GSE/Agency                                                                                                                                                                                       scenario.                                                                                                 REVIEWER - GENERAL COMMENT (2021/XX/17): Please provide Flood Policy reflecting the annual premium                                                                                                                                                            inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan     Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties:                                                                                                            5/XX/21-Attached
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                   amount used to qualify.  Document provided at initial review does not indicate premium.  Trailing                                                                                                                                                             (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated          Seller paid some of the escrows                                                                                                                                                                                          flood policy. UPB is
                                                                                                                                                                                                                                                                                                                                                                                                                                      document provided is a post close document with 2020 effective date.  Note date 12/XX/2019.                                                                                                                                                                   12/XX/2019). (Final/12/XX/2019)                                                                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Borrower paid                                                                                                                $59,697 and coverage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment  $285.00 which is within tolerance and the Seller paid the additional $50.50.  No valid COC or cure provided.                                                                                                             is $XXX. Coverage is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Borrower paid                                                                                                               sufficient.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided on 12/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and         $308.94 which is within tolerance and the Seller paid the additional $251.00.  No valid COC or cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    non-borrower paid amounts. (Final/12/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $335.50 exceeds tolerance of $300.00 plus 10% or $330.00.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $559.94 exceeds tolerance of $309.00.  Insufficient or no cure was provided to the borrower. (8304)
742987262 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2019  1/XX/2019    Primary    purchase               HUD Safe     2        B        B        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From    Assets verified for Closing of  $7,564.89 is less than Cash From Borrower $8,057.33.                                                                                                                                                                               [3] Appraisal  Unable to                 2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale      Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Missing      REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition                                                                                                                                                                 -
                                                                                                                          Harbor QM                                                                                          Borrower.: Documented qualifying Assets for Closing of  $7,564.89 is less than Cash From       VVOE dated within 10 days of closing was missing from the file.                                                                                                                                                                                                    Data Integrity determine                                                                             Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided   lender information on the final CD.                                                                           REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition
                                                                                                                                                                                                                             Borrower $8,057.33.                                                                            Evidence of earlier borrower receipt was missing from the file.                                                                                                                                                                                                    - Appraiser's  licensing at                                                                          on 01/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not      REVIEWER - CURED COMMENT (2021/XX/25): Sufficient Cure Provided within 60 Days of Closing
                                                                                                                                                                                                                             [3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower:  Hazard Insurance Policy Effective Date 01/XX/2019, Transaction Date:  01/XX/2019                                                                                                                                                                                   license or     the time of                                                                           ID, Contact Name). (Final/01/XX/2019)                                                              disclosed on the loan estimate. File does not contain a valid COC for this fee, nor evidence of cure at
                                                                                                                                                                                                                             XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2010                                                                                                                                                                                                                                                                                  certification  closing.                                                                              [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   closing.
                                                                                                                                                                                                                             [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                     was not active                                                                                       TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                     at the time of                                                                                       of $300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.      disclosed on the loan estimate. File does not contain a valid COC for this fee, nor evidence of cure at
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                            the                                                                                                  (7723)                                                                                             closing.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: General Services Administration (GSA) not                                                                                                                                                                                                                                                                        appraisal.:                                                                                          [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                          Valuation                                                                                            TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not                                                                                                                                                                                                                                                                       Type:                                                                                                Fee Amount of $2,300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                          Appraisal /                                                                                          borrower. (73109)
                                                                                                                                                                                                                             [3] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction                                                                                                                                                                                                                                                                      Valuation                                                                                            [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure -
                                                                                                                                                                                                                             Date.: Hazard Insurance Policy Effective Date 01/XX/2019, Transaction Date:  01/XX/2019                                                                                                                                                                                                                                                                           Report Date:                                                                                         1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                             [2] Government Documentation - FHA - Amendatory Clause was provided at or after closing.:                                                                                                                                                                                                                                                                         01/XX/2019                                                                                           Survey Fee.  Fee Amount of $300.00 exceeds tolerance of $0.00.  Sufficient or excess cure was
                                                                                                                                                                                                                             Disclosure: FHA - Amendatory Clause (Government Documents) Provided Date: 01/XX/2019;                                                                                                                                                                                                                                                                                                                                                                                  provided to the borrower. (7723)
                                                                                                                                                                                                                             Consummation Date: 01/XX/2019                                                                                                                                                                                                                                                                                                                                                                                                                                          [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Broker Fee.  Fee Amount of $2,300.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (73109)
742987347 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2019  2/XX/2019    Primary    Refinance Cash-out -   HUD Safe     2        B        B        B        B                                                 [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are                                                                                                                                                                                                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale      Federal Compliance - TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: Lender       REVIEWER - CURED COMMENT (2021/XX/22): Sufficient Cure Provided within 60 Days of Closing                                                                                                                                                     -
                                                                                                   Debt Consolidation     Harbor QM                                                                                          missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                               Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided   Contact information is not present                                                                            REVIEWER - CURED COMMENT (2021/XX/22): Sufficient Cure Provided within 60 Days of Closing on 04/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS  Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    ID, Contact Name). (Final/04/XX/2019)                                                              consumer's final closing disclosure 4/XX/2019 did not reflect any fees for services the borrower could shop
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Post Close CD Principal Reduction not used for Tolerance Violation   for as they were last disclosed on the 4/XX/2019 loan estimate totaling $2,850.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    w/o statement Alt. CD: Principal reduction not applied to tolerance cure due to missing statement  Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that reduction is provided to offset excess charges. (Post-Close/06/XX/2019)                       Discount Points disclosed as $471 on LE dated 02/XX/2019, but disclosed as $499.46 on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Post Close Closing Disclosure Evidence Principal Reduction Applied   Disclosure. Sufficient or excess cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Loan: Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan. (Post-Close/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $2,511.02 exceeds tolerance of $1,500.00 plus 10% or $1,650.00.  Sufficient or excess cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Discount Points.  Fee Amount of $499.46 exceeds tolerance of $471.00.  Sufficient or excess cure was provided to the borrower. (7200)
742986924 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2018  4/XX/2018    Primary    purchase               HUD Safe     2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is    Document not signed by Real Estate Agent                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller                                                                                                                                                                                                                                                 -
                                                                                                                          Harbor QM                                                                                          dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:          Shortfall for insurance coverage is $XXX.                                                                                                                                                                                                                                                                                                                               Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not        Closing Disclosure not provided.
                                                                                                                                                                                                                             04/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure provided.
                                                                                                                                                                                                                             Disaster End Date: 11/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                          fees.) (Final/05/XX/2018)
                                                                                                                                                                                                                             Disaster Name: WILDFIRES                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure:
                                                                                                                                                                                                                             Disaster Declaration Date: 10/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                  Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,044.68  is less
                                                                                                                                                                                                                             [3] Government Documentation - FHA - Real Estate Certification is not compliant.: Disclosure:                                                                                                                                                                                                                                                                                                                                                                          than amount of binding Lender Credit previously disclosed in the amount of $-2,043.00. (9300)
                                                                                                                                                                                                                             FHA - Real Estate Certification (Government Documents)
                                                                                                                                                                                                                             [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
742986955 XXX       XXX     XXX       XXX       $XXX      VA    1/XX/2021  12/XX/2020   Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is            Hazard insurance document missing.                                                                                                                                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018  Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The final SELLER - GENERAL COMMENT (2021/XX/18): Disagree regarding non-escrowed property costs. Post-close CD on    GENERAL COMMENT                                                                                                                    -
                                                                                                                          SHQM                                                                                               insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $6,896.52 on page 4; however the HOA    page 66 of imaged file shows Non-escrowed Property Costs over Year 1 of $1,254.12.  Also, latest SFA TRID  (2021/XX/18):
                                                                                                                          (GSE/Agency                                                                                        [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                                                                 Year 1 of 6,896.52 on Final Closing Disclosure provided on 01/XX/2021 not accurate.                dues total $1,248.00 per year.  Final CD reflects Estimated Taxes, Insurance & Assessments of $574.71         Grid shows disclosure of non-escrowed amounts on CD as out of scope.                                       Disagree regarding
                                                                                                                          Eligible)                                                                                          [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    (Final/01/XX/2021)                                                                                 monthly, correct amount is $588.12. Provide a post-close CD correcting the Escrow Account section on page 4   Disagree regarding Estimated Tax, Insurance and Assessments. Amount Disclosed of $574.71 is same as        non-escrowed property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent   calculated amount ($428.66 taxes, $41.55 insurance, $104.50 HOA).                                          costs. Post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       to the borrower disclosing the changes made.                                                                  REVIEWER - CURED COMMENT (2021/XX/20): PCCD and LOE provided adding escrows                                on page 66 of imaged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Non-escrowed Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Costs over Year 1 of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                $1,254.12.  Also,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                latest SFA TRID Grid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                shows disclosure of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                non-escrowed amounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                on CD as out of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                scope.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disagree regarding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Estimated Tax,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Insurance and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Assessments. Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosed of $574.71
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is same as calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                amount ($428.66
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                taxes, $41.55
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                insurance, $104.50
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HOA).
742987171 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2019  6/XX/2019    Primary    Refinance Rate/Term    HUD Safe     2        B        B        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From                                                                                                                                                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit disclosed as $3,627 on LE dated                                                                                                                                                                                                                                                  -
                                                                                                                          Harbor QM                                                                                          Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower                                                                                                                                                                                                                                                                                                                                                                          Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,625.39  is less     06/XX/2019, but disclosed as $3,625.29 on Final Closing Disclosure.
                                                                                                                                                                                                                             $1,657.67.                                                                                                                                                                                                                                                                                                                                                                                                                                                             than amount of binding Lender Credit previously disclosed in the amount of $-3,627.00. (9300)
742982773 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2020  1/XX/2020    Primary    purchase               Temporary    2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is    Hazard Insurance Coverage of $XXX is insufficient to cover the Loan amount of $XXX.  There is no                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender                                                                                                                                                                                                                                                     -
                                                                                                                          SHQM                                                                                               dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:          Replacement Cost Estimate provided.  Lender to provide updated Policy with coverage no less than $XXX.00.                                                                                                                                                                                                                                                               Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,155.02  is less     Credits.. Final Lender Credit of $-8,777.02 is less than amount of binding Lender Credit previously disclosed
                                                                                                                          (GSE/Agency                                                                                        01/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                                             than amount of binding Lender Credit previously disclosed in the amount of $-11,874.00. (9300)     in the amount of $-11,874.00.  A partial cure of $622 was provided at closing.
                                                                                                                          Eligible)                                                                                          Disaster End Date: 11/XX/2020
                                                                                                                                                                                                                             Disaster Name: WILDFIRES
                                                                                                                                                                                                                             Disaster Declaration Date: 10/XX/2020
                                                                                                                                                                                                                             [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
742987303 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2018 10/XX/2018   Primary    purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan         Federal Compliance - TRID Loan Estimate Timing: Initial application date 10/XX/2018 with the initial LE                                                                                                                                                                                                                                                     -
                                                                                                                          SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of      provided 11/XX/2018.
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               application. (Initial/11/XX/2018)                                                                  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added to CD
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   without valid change of circumstance and file is missing a settlement service providers list
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added to CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the      without valid change of circumstance and file is missing a settlement service providers list borrower. (7726)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $340.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77176)
742987288 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2019  8/XX/2019    Primary    purchase               Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided:    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $538 violation                                                                                                                                                                                                                                                  -
                                                                                                                          SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,575.00    due to increases in Title - Lender's Title Insurance ($183), Title - Courier Fees ($80), Title - Survey
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds tolerance of $1,036.00 plus 10% or $1,139.60.  Insufficient or no cure was provided to the ($10), Title - CPL ($50 Seller Paid), Abstract/Search ($75 Seller Paid), Recording Fees ($91 Seller Paid) and
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower. (0)                                                                                      Deed Preparation ($50 Seller Paid). No evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee       of $191.25 paid by the Seller reflected on the Seller CD was not disclosed on Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $191.25 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
742986976 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2019 9/XX/2019    Primary    Refinance Rate/Term    Temporary    2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee                                                                                                                                                                                                                                                  -
                                                                                                                          SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee      was last disclosed as $500 on LE but disclosed as $575 on Final Closing Disclosure.  File does not contain a
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Amount of $575.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the       valid COC for this fee, cure provided at closing.
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower. (7506)                                                                                   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   Points Fee was not disclosed on Initial Loan Estimate.  File does not contain a valid COC for this fee, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.    evidence of cure. Provide change of circumstance that added fee on Loan Estimate dated 09/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $1,232.80 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
742982771 XXX       XXX     XXX       XXX       $XXX      AZ    6/XX/2017  5/XX/2017    Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                     Please provide a fraud report with all red flags.                                                                                                                                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount fee                                                                                                                                                                                                                                                   -
                                                                                                   Home Improvement       SHQM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.    increased from $587 on initial LE to $1177 on Final CD. Valid Change of Circumstances is not provided.
                                                                                                                          (GSE/Agency                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Fee Amount of $1,177.00 exceeds tolerance of $587.00.  Insufficient or no cure was provided to the Evidence of cure is not provided.
                                                                                                                          Eligible)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 borrower. (7200)
742987174 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2019  6/XX/2019    Primary    purchase               HUD Safe     2        B        B        B        B                                                 [3] General - Missing Document: Donor Check not provided                                                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was                                                                                                                                                                                                                                                        -
                                                                                                                          Harbor QM                                                                                          [3] Application / Processing - Missing Document: Verification of Identification not provided                                                                                                                                                                                                                                                                                                                                                                           TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee    disclosed as a $995 Underwriting Fee on the initial LE but disclosed as a $975.00 Service Charge on all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $975.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the         subsequent Loan Estimate's and CD's including the Final Closing Disclosure. File does not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower. (7391)                                                                                   for this fee, nor evidence of cure.
742981897 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2006 11/XX/2006   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
742981914 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2006  3/XX/2006    Investment purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
742986908 XXX       XXX     XXX       XXX       $XXX      WI    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
742986968 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2004 which is 30 days prior to the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 8/XX/2004 12:00:00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    AM, prior to three (3) business days from transaction date of 8/XX/2004 12:00:00 AM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987250 XXX       XXX     XXX       XXX       $XXX      ID    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL payment Stream calculation disclosed 1                                                                                                                                                                                                                                                   -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     monthly payment of $2598.27 and 359 monthly payments of $1806.11 and Actual Calculated Payment Stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           reflects 1 monthly payment of $2598.54, 358 monthly payments of $1806.11 and 1 monthly payment of $2812.80.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $440,780.20 is underdisclosed from calculated Finance Charge of $441,786.89 in the amount of $1,006.69.
742987377 XXX       XXX     XXX       XXX       $XXX      LA    7/XX/1999  6/XX/1999    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    5.00000%, 5.00000%, 5.00000%, 5.00000%, 5.00000%, which exceeds the max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982312 XXX       XXX     XXX       XXX       $XXX      AR    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982630 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985801 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  7/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985805 XXX       XXX     XXX       XXX       $XXX      NM    7/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982350 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final,  but not signed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $876,248.31 is underdisclosed from calculated Finance Charge of $876,809.79 in the amount of $561.48.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982035 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TIL appears to be                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982137 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     underdisclosure of $318.49 due to missing Itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $723,478.44 is underdisclosed from calculated Finance Charge of $723,796.93 in the amount of $318.49.
742983443 XXX       XXX     XXX       XXX       $XXX      WA    10/XX/2006 9/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     missing Itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $66,346.50 is underdisclosed from calculated Finance Charge of $66,722.35 in the amount of $375.85.
742986516 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2009 10/XX/2009   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            LTV were run off an assumed value of a contract sales price or original loan amount, whichever     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982540 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                               SELLER - GENERAL COMMENT (2022/XX/13): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                   be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, South     (2022/XX/13): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                         Carolina's Complaint Agency Disclosure is not applicable to XXX.                                           issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/24): AMC performs its review for compliance with state and local laws  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   enacted to combat predatory lending without regard to the status of the originating lender, particularly   or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                              in connection with reviews for secondary market purchasers that are not federally chartered institutions.  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                  In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1                                                                                                                   combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.                                                                                                                       a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                   of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.                                                                                                                           regulatory enforcement action involving the loan.                                                          Compliance, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                South Carolina CHL Complaint Agency Disclosure                                                             Carolina's Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    Specifically in relation to the SC Complaint Agency Disclosure. The SC Complaint Disclosure is part of the Agency Disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    SC high cost law (albeit applicable to all Consumer Home Loans) and would therefore continue to be tested  not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                based on the aforementioned testing methodology. Additionally, South Carolina's Consumer Protection Code   XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                      contains the high-cost regulation under Chapter 23 entitled "South Carolina High-Cost and Consumer Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                            Loans Act", where there is no specific exemption provided to national banks and their subs. The Act simply defines "lender" as including, but not limited to, "a mortgage broker originating a loan in a table-funded loan transaction in which the broker is identified as the original payee of the note." So while a national bank may claim preemption from the state law banking statutes, there is some uncertainty whether any assignee would be able to assert that same exemption/preemption claim in litigation or a regulatory enforcement action involving the loan.
742981845 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2005  4/XX/2005    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742981965 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2005  8/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983051 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985540 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2005  7/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983842 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2008 11/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender's TIL                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          LTV were run off an assumed value of a contract sales price or original loan amount, whichever     reflecting MI being in force for 144 months, however based on the loan amount and appraised value the MI
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applies.                                                                                           would be in force for 359 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $385,718.23 is underdisclosed from calculated Finance Charge of $398,785.59 in the amount of $13,067.36.
742982810 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the Lender's Final                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             LTV were run off an assumed value of a contract sales price or original loan amount, whichever     TIL showing MI in force for 147 months, The calculated TIL reflects the annual reduction in FHA MI.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $169,667.22 is underdisclosed from calculated Finance Charge of $174,976.50 in the amount of $5,309.28.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
742982894 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2000  4/XX/2000    Primary    purchase                            2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           applicable compliance testing.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986975 XXX       XXX     XXX       XXX       $XXX      NY    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               missing.  Creditor application date used as FHA case # assignment date for purposes of any
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        applicable compliance testing.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983710 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982729 XXX       XXX     XXX       XXX       $XXX      GA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
742982789 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2003  3/XX/2003    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983676 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983678 XXX       XXX     XXX       XXX       $XXX      PA    6/XX/2005  5/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983691 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
742983719 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983889 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
742984767 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742986660 XXX       XXX     XXX       XXX       $XXX      NM    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987184 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
742987216 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2007  12/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
742987277 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2001 11/XX/2001   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985261 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property     be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.             but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982897 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          LTV were run off an assumed value of a contract sales price or original loan amount, whichever     after 60 months, however, the audited TIL indicates MI should drop off after 360 months.
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 applies.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $55,943.14 is underdisclosed from calculated Finance Charge of $58,789.51 in the amount of $2,846.37.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742985103 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender TIL reflects MI                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever     for 138 months and the calculated TIL reflects MI for 360 months.
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $465,240.62 is underdisclosed from calculated Finance Charge of $483,001.71 in the amount of $17,761.09.
742985534 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981764 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2006  6/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742983658 XXX       XXX     XXX       XXX       $XXX      PA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983666 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
742983702 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983753 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
742982832 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if late charge exceeds state maximum due to missing information.
742983695 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983758 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986567 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982437 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Due to DSI calcualtions.                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $91,392.40 is underdisclosed from calculated Finance Charge of $91,548.02 in the amount of $155.62.
742983704 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2003  8/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Due to DSI calculation.                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $166,086.32 is underdisclosed from calculated Finance Charge of $166,332.97 in the amount of $246.65.
742983715 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Due to DSI loan calculation.                                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $46,190.40 is underdisclosed from calculated Finance Charge of $46,288.12 in the amount of $97.72.
742982552 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2002  7/XX/2002    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     include the courier fee of %60 and tax cert fee of $63.50 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $27,046.71 is underdisclosed from calculated Finance Charge of $27,195.68 in the amount of $148.97.
742982431 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2002 9/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine, TIL itemization not                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever     provided.  Appears to be fee related.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $179,513.60 is underdisclosed from calculated Finance Charge of $179,799.29 in the amount of $285.69.
742982428 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Total of Payments, DSI                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     calculation variance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $80,482.40 is underdisclosed from calculated Finance Charge of $80,550.04 in the amount of $67.64.
742983712 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Total of Payments, DSI                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     calculation variance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $34,328.60 is underdisclosed from calculated Finance Charge of $34,392.73 in the amount of $64.13.
742983910 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2005  9/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982839 XXX       XXX     XXX       XXX       $XXX      NC    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         LTV were run off an assumed value of a contract sales price or original loan amount, whichever     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         applies.                                                                                           not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986511 XXX       XXX     XXX       XXX       $XXX      CT    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         Final title policy and preliminary/commitment not provided                                                                                                                                                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     [3] Credit Documentation - Missing Document: Credit Report not provided                        Credit report not provided                                                                                                                                                                                                                                                                                                                                              LTV were run off an assumed value of a contract sales price or original loan amount, whichever     off an assumed value of a contract sales price or original loan amount, whichever applies.: Appraisal not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                            Final 1003 not provided                                                                                                                                                                                                                                                                                                                                                 applies.                                                                                           provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided: GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
742983707 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an State Compliance - New York Late Charge Grace Period Testing: 10 day grace period is less than 15 day grace                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever     period required per state NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                           State Compliance - New York Late Charge Percent Testing: $35 late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
742983635 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an State Compliance - New York Prepayment Penalty: Due to DSI calculation.                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.37000% contracts for a prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981195 XXX       XXX     XXX       XXX       $XXX      NV    6/XX/2006  5/XX/2006    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981514 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2002  7/XX/2002    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742981601 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2008  1/XX/2008    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742981955 XXX       XXX     XXX       XXX       $XXX      OK    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982047 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982073 XXX       XXX     XXX       XXX       $XXX      AZ    2/XX/2007  1/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982221 XXX       XXX     XXX       XXX       $XXX      NC    7/XX/2004  6/XX/2004    Second     Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982430 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982435 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
742982442 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742982443 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2004 9/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.12000% contracts for a prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742982444 XXX       XXX     XXX       XXX       $XXX      CT    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
742982445 XXX       XXX     XXX       XXX       $XXX      CT    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
742982530 XXX       XXX     XXX       XXX       $XXX      NC    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982547 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982620 XXX       XXX     XXX       XXX       $XXX      CT    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
742982722 XXX       XXX     XXX       XXX       $XXX      ME    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982781 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2003  5/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982834 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
742982875 XXX       XXX     XXX       XXX       $XXX      NM    3/XX/2003  2/XX/2003    UTD        purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982878 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2003  4/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982891 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2001  2/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983017 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2002 10/XX/2002   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983022 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983052 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         applies.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742983434 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2003  1/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983506 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2005  3/XX/2005    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983619 XXX       XXX     XXX       XXX       $XXX      AZ    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983620 XXX       XXX     XXX       XXX       $XXX      MD    3/XX/2004  2/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983637 XXX       XXX     XXX       XXX       $XXX      NH    8/XX/2000  7/XX/2000    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983638 XXX       XXX     XXX       XXX       $XXX      TX    3/XX/2001  2/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983639 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2001  5/XX/2001    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983640 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2001  3/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983641 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2001 9/XX/2001    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983659 XXX       XXX     XXX       XXX       $XXX      CT    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983669 XXX       XXX     XXX       XXX       $XXX      PA    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           applies.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983697 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2007  8/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983713 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           applies.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742985347 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2001 11/XX/2001   Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985384 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985740 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2002 10/XX/2002   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985761 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2003  3/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985926 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2003  5/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986140 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2004  8/XX/2004    Investment purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
742986389 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2003  2/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                   REVIEWER - GENERAL COMMENT (2019/XX/27): Master Residential Loan Policy page 1 provided however,                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                      remaining pages of document are missing.  Exception remains.                                                                                                                                                                                                  LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         applies.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986456 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/1999  12/XX/1998   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987062 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         applies.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987134 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2003 11/XX/2003   Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987143 XXX       XXX     XXX       XXX       $XXX      VT    1/XX/1998  12/XX/1997   UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987284 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987338 XXX       XXX     XXX       XXX       $XXX      OH    4/XX/2007  3/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982830 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               applies.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan contracts for an interest rate of 21.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987103 XXX       XXX     XXX       XXX       $XXX      SC    7/XX/2009  7/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an Federal Compliance - Final TIL Finance Charge Under Disclosed: Subject transaction is FHA Streamline w/o                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               LTV were run off an assumed value of a contract sales price or original loan amount, whichever     Appraisal.  MI is paid for full loan term due to missing valuation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $109,057.73 is underdisclosed from calculated Finance Charge of $113,438.51 in the amount of $4,380.78.
742987220 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742987268 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2010  9/XX/2010    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2010)   GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
742981785 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2005  1/XX/2005    Investment purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742983358 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Debt Consolidation                                                                                                        business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure
                                                                                                                                                                                                                             (Government Documents)
742983499 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2005  3/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742985725 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2004  8/XX/2004    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742985991 XXX       XXX     XXX       XXX       $XXX      NM    6/XX/2005  5/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742986124 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2004 11/XX/2004   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742986312 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2005  12/XX/2004   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742986317 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2006  2/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742986363 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2005  5/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
742981933 XXX       XXX     XXX       XXX       $XXX      MA    10/XX/2006 8/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          final but not signed nor initialed by borrower.
742985537 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981150 XXX       XXX     XXX       XXX       $XXX      NM    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982248 XXX       XXX     XXX       XXX       $XXX      NM    7/XX/2005  1/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984921 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982942 XXX       XXX     XXX       XXX       $XXX      UT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985390 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL not signed                                                                                                                                                                                                                                                                      -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983898 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/1998 9/XX/1998    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL application fee of $325, courier fee of $100 as prepaid finance charges.  Additionally, TIL Itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $889,592.75 is underdisclosed from calculated Finance Charge of $890,147.75 in   disclosed a Settlement/Closing Fee of $150 and Final HUD reflects $130.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $555.00.
742983066 XXX       XXX     XXX       XXX       $XXX      MN    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $185,382.74 is underdisclosed from calculated Finance Charge of $185,492.60 in the amount of $109.86.
742981718 XXX       XXX     XXX       XXX       $XXX      TN    2/XX/2004  1/XX/2004    Second     purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983862 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Debt Consolidation                                                                                                        following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982778 XXX       XXX     XXX       XXX       $XXX      IL    2/XX/2006  1/XX/2006    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.         be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties          but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742986486 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2006  1/XX/2006    UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983256 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983631 XXX       XXX     XXX       XXX       $XXX      MI    3/XX/2002  2/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
742986297 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986072 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986242 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986306 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2004  3/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983353 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2008  3/XX/2008    Primary    Refinance Streamlined               2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    after 147 months, however, the audited TIL indicates MI does not drop off until term.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $605,099.75 is underdisclosed from calculated Finance Charge of $623,895.24 in the amount of $18,795.49.
742983768 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
742983266 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983595 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2004  5/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983273 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983060 XXX       XXX     XXX       XXX       $XXX      MO    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.
742983742 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742983903 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2004  6/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982784 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                     following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742982390 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1     confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982491 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2002  8/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided: No GFE provided.                                                                                                                                                                                                                                                                           -
                                                                                                   Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982731 XXX       XXX     XXX       XXX       $XXX      SC    9/XX/2002  8/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
742982309 XXX       XXX     XXX       XXX       $XXX      NV    9/XX/2004  8/XX/2004    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
742983520 XXX       XXX     XXX       XXX       $XXX      WI    8/XX/2005  8/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983511 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2003 9/XX/2003    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983905 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742982868 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987211 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983739 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.
742987296 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2002 10/XX/2002   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982112 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2003 11/XX/2003   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982799 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2003 11/XX/2003   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983502 XXX       XXX     XXX       XXX       $XXX      NM    12/XX/2003 11/XX/2003   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982938 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742987342 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 11/XX/2006   Primary    Refinance Limited                   2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982496 XXX       XXX     XXX       XXX       $XXX      VA    1/XX/2003  12/XX/2002   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983612 XXX       XXX     XXX       XXX       $XXX      KS    1/XX/2004  12/XX/2003   UTD        purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982167 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987104 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2013  12/XX/2012   Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: USDA Conditional Commitment not provided                                                                                                                                                                                                                                                                                                                  2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: USDA Guaranteed Loan Closing Report not                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    missing Itemization of Amount Financed.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $60,290.64 is underdisclosed from calculated Finance Charge of $60,926.67 in the amount of $636.03.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
742982163 XXX       XXX     XXX       XXX       $XXX      TN    3/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983046 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2004 11/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983480 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2004 5/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983870 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2004  8/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982889 XXX       XXX     XXX       XXX       $XXX      GA    4/XX/2004  2/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983650 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2009  6/XX/2009    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984746 XXX       XXX     XXX       XXX       $XXX      OH    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986334 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $168,357.21 is underdisclosed from calculated Finance Charge of $168,528.26 in the amount of $171.05.
742981959 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2004  2/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982788 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2004 8/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982792 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2004  5/XX/2004    Primary    purchase                            2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982892 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2001  9/XX/2001    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983043 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2004  5/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983416 XXX       XXX     XXX       XXX       $XXX      AZ    4/XX/1999  3/XX/1999    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983516 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2004  7/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983603 XXX       XXX     XXX       XXX       $XXX      MA    12/XX/2004 10/XX/2004   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986186 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         "File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986398 XXX       XXX     XXX       XXX       $XXX      AR    11/XX/1996 5/XX/1996    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983469 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2005  5/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981898 XXX       XXX     XXX       XXX       $XXX      NV    12/XX/2004 7/XX/2004    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided: Initial GFE not provided.                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2004
742983884 XXX       XXX     XXX       XXX       $XXX      MI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Erronious under disclosure due to DSI                                                                                                                                                                                                                                                        -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $92,138.00 is underdisclosed from calculated Finance Charge of $93,997.85 in the amount of $1,859.85.
742987210 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - Alternate source used for application date                          Miscellaneous Compliance - Alternate source used for application date: At request of Client, used alternate                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       source for application date (Lender cover letter).
742987320 XXX       XXX     XXX       XXX       $XXX      KY    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - Alternate source used for application date                          Miscellaneous Compliance - Alternate source used for application date: At request of Client, used alternate                                                                                                                                                                                                                                                 -
                                                                                                   Debt Consolidation                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL source for application date (Lender cover letter and GFE).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $272,846.37 is underdisclosed from calculated Finance Charge of $273,305.16 in   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to TIL payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the amount of $458.79.                                                                             calculation and Actual payment stream calculation.
742987253 XXX       XXX     XXX       XXX       $XXX      IL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - Alternate source used for application date                          Miscellaneous Compliance - Alternate source used for application date: At request of Client, used alternate                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                source for application date (Lender cover letter and GFE).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982884 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2006  9/XX/2006    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were         Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    generated using a defaulted value.: Valuation Type: Drive By / Valuation Report Date: 09/XX/2006   defaulted value.: Property is land only.
742985975 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2005 9/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 09/XX/2005
742987352 XXX       XXX     XXX       XXX       $XXX      OH    8/XX/2002  7/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty  State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         requirements                                                                                       PPP Expired. Prepayment Penalty Charges are not allowed per state (OH) - max prepayment penalty charge for OH
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not         is 1% within 60 months - note states 5%,4%,3% within 36 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742986998 XXX       XXX     XXX       XXX       $XXX      CT    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of 7.50753% or Final Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APR of 7.52000% is in excess of allowable threshold of Conventional Mortgage Rate 5.1000% + 1.75%, or 6.85000% and US Treasury Rate 2.8600% + 3%, or 5.86000%.  Non-Compliant Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 03/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009.
742981087 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
742982844 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    Second     purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983122 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983141 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 9/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $15,638.24, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983803 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Investment purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983264 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $11,499.95, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
742986934 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  2/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $13,979.93, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742982843 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $18,968.15, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984832 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  4/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $80,779.18, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742987363 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Other                                                                                                                     [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
742987378 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985140 XXX       XXX     XXX       XXX       $XXX      CO    1/XX/2011  11/XX/2010   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided):                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742981282 XXX       XXX     XXX       XXX       $XXX      CO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (HB1322):  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985128 XXX       XXX     XXX       XXX       $XXX      CO    2/XX/2010  12/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
742987282 XXX       XXX     XXX       XXX       $XXX      CO    12/XX/2011 11/XX/2011   Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not       DTI taken directly from the GUS approval in the file                                                                                                                                                                                                                                                        2           B           B           B           B           [2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan    Federal Compliance - Final TIL Finance Charge Under Disclosed: The HUD is showing Settlement Charges in the                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan         amount of $7320 but Itemization of Amount Financed is showing Settlement charges in the amount of $3548.80
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: USDA Conditional Commitment not provided                                                                                                                                                                                                                                                                                                                                                                              application.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: USDA Guaranteed Loan Closing Report not                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [3] Mortgage / Program Eligibility - Ratios exceed guidelines - Missing evidence of                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1
                                                                                                                                                                                                                             compensating factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                  months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $140,129.34 is underdisclosed from calculated Finance Charge of $147,515.13 in the amount of $7,385.79.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
742983105 XXX       XXX     XXX       XXX       $XXX      CT    9/XX/2004  8/XX/2004    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983156 XXX       XXX     XXX       XXX       $XXX      CT    8/XX/2005  7/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
742983265 XXX       XXX     XXX       XXX       $XXX      DC    7/XX/2007  6/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - District of Columbia Prepayment Penalty: District of Columbia Prepayment                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty: Maximum calculated prepay of $4,694.11 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983067 XXX       XXX     XXX       XXX       $XXX      GA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               contains an unfair or oppressive arbitration clause.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742982741 XXX       XXX     XXX       XXX       $XXX      ID    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided  State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Per                                                                                                                                                                                                                                                  -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower      disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    within three (3) business days of interest rate lock date.
742983394 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2011  7/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
742981420 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2010  7/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742987317 XXX       XXX     XXX       XXX       $XXX      MD    2/XX/2011  1/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $164,855.28 is underdisclosed from calculated Finance Charge of $165,508.77 in the amount of $653.49.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Application Date.
742981441 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2013  5/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983180 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $5,358.10 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742985294 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    indicating how the lender determined that the home loan is in the borrower's interest.             so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983349 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
742985105 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2009  2/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                   Debt Consolidation                                                                                                        Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                                                             [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                      located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
742984894 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2007  6/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742987028 XXX       XXX     XXX       XXX       $XXX      MI    2/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Temporary    2        B        B        B        B                                                 [3] General Appraisal Requirements - Subject is a refinance and property is listed for sale.:                                                                                                                                                                                                                                                                                                              2           B           B           B           B           [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                   Other                  SHQM                                                                                               Valuation Type: Appraisal / Valuation Report Date: 12/XX/2019                                                                                                                                                                                                                                                                                                                                                                                                          Protection Act:  Home Loan Toolkit not provided to borrower.
                                                                                                                          (GSE/Agency                                                                                        [3] Guideline Issue - The borrower has Open Public Records/Collections/Charge Off accounts.:
                                                                                                                          Eligible)                                                                                          Credit Report: Original // Public Record Type: Collections / Balance: 358.00 Public Record
                                                                                                                                                                                                                             type:  Collections; Account Status: Unpaid w/o payment plan
742982949 XXX       XXX     XXX       XXX       $XXX      MN    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
742982704 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2007 9/XX/2007    Primary    Construction-Permanent              2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982945 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender used index                                                                                                                                                                                                                                                    -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay  below minimum of 4.98333% located in look back term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $894,084.69 is underdisclosed from calculated Finance Charge of $898,588.91 in the amount of $4,504.22.
742987050 XXX       XXX     XXX       XXX       $XXX      OH    9/XX/2010  8/XX/2010    Primary    purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing Document: VA Loan Guaranty Certificate not provided                                                                                                                                                                                                                                                                                                                 2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                             [3] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA -                                                                                                                                                                                                                                                                                                                                                                            Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                             Loan Summary Sheet 26-0286 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                      Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $130,597.14 is underdisclosed from calculated Finance Charge of $130,704.86 in the amount of $107.72.
742984522 XXX       XXX     XXX       XXX       $XXX      OH    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            of $6,628.87 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742981734 XXX       XXX     XXX       XXX       $XXX      RI    6/XX/2007  5/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost                                                                                                                 SELLER - GENERAL COMMENT (2022/XX/27): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices                                                                                                                       be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     (2022/XX/27): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                          Island's Home Loan Protection Act is not applicable to XXX.                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/27): Downgraded to EV2 based on National Bank exemption at the request either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home                                                                                                                   of Client.                                                                                                 or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loans disclosure not provided.                                                                                                                                                                                   SELLER - GENERAL COMMENT (2022/XX/27): The issue cited has either been resolved or was determined to not   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     be an exception as noted. XXX is a Federally Chartered Bank and is exempt from State Compliance, Rhode     as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Island's Home Loan Protection Act is not applicable to XXX.                                                Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/27): Downgraded to EV2 based on National Bank exemption at the request Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of Client.                                                                                                 from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2022/XX/27): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                as noted. XXX is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Bank and is exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                from State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance, Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Island's Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Protection Act is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable to XXX.
742984929 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2007 10/XX/2007   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742985940 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2007  2/XX/2007    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to      be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                      so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984061 XXX       XXX     XXX       XXX       $XXX      SC    5/XX/2005  4/XX/2005    Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to                                                                                                                    be an exception as noted. Based on the review it appears SC Code 37/XX/70 (D), only applies to High-Cost   (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    receive complaints or inquiries about the origination and making of the loan.                                                                                                                                    Home Loans. The loan closed as a line of credit, per SC title 37, Heloc's  were excluded from High cost    issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     requirement, accordingly the requested disclosure was not applicable.                                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2022/XX/09): AMC performs its review for compliance with state and local laws  or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     enacted to combat predatory lending without regard to the status of the originating lender, particularly   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in connection with reviews for secondary market purchasers that are not federally chartered institutions.  as noted. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In the event that a national bank originates a loan that triggers the thresholds of a state law enacted to the review it appears combat predatory lending and subsequently sells that loan in the secondary market to an entity that is not SC Code 37/XX/70 (D), a national bank/federally chartered institution there is some uncertainty whether the assignee, by virtue  only applies to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of contractual rights, would be able to assert the same exemption/preemption claim in litigation or a      High-Cost Home Loans.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     regulatory enforcement action involving the loan.                                                          The loan closed as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                line of credit, per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SC title 37, Heloc's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                were excluded from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                High cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirement,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                accordingly the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requested disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                was not applicable.
742981233 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2009  12/XX/2008   Primary    purchase                            2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
742983826 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/2006 5/XX/2006    Primary    purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                             2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance                                                                                                                                                                                                                                                                                                                                                                          Carolina Home Loan: Borrower not provided with a document specifying the agency designated to
                                                                                                                                                                                                                             at the mortgagor's own expense, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                             receive complaints or inquiries about the origination and making of the loan.
742983155 XXX       XXX     XXX       XXX       $XXX      VA    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated prepay of $5,750.34 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
742981396 XXX       XXX     XXX       XXX       $XXX      WA    6/XX/2008  6/XX/2008    Primary    purchase                            2        B        B        B        B                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   2           B           B           B           B           [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
742982766 XXX       XXX     XXX       XXX       $XXX      WA    10/XX/2008 7/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
742983385 XXX       XXX     XXX       XXX       $XXX      WA    3/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
742987144 XXX       XXX     XXX       XXX       $XXX      WI    3/XX/2006  3/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Unable to determine if                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note grace period of 10 days is less than the state minimum of 15 days.
742983136 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                Closing / Title - Missing Document: HUD-1 Addendum not provided: HUD line 1116 reflects "Other Charges - See                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     Attached" but the addendum was not located. The $68.50 lump sum amount has been included in high cost                                                                                                                                                                                                                                                       Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985177 XXX       XXX     XXX       XXX       $XXX      MA    6/XX/2008  5/XX/2008    Investment purchase                            3        D        D        D        D                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                                                                                                                                                                                                                                                                                                 No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.85444%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    $1000.00 (2008). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2008) (an overage of $XXX or 1.85444%).
742981858 XXX       XXX     XXX       XXX       $XXX      NM    12/XX/2002 11/XX/2002   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                                                                                                                                                                                                                                                                                                 Tested     TR Tested
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985210 XXX       XXX     XXX       XXX       $XXX      MO    5/XX/2008  4/XX/2008    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           Closing / Title - Missing Document: Note - Subject Lien not provided: The note was not provided                                                                                                                                                                                                                                                  No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM                                                                                                                                                                                                                                                                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742985747 XXX       XXX     XXX       XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                            No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985606 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2006  5/XX/2006    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                            Yes        TR Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide                                                                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                 State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986096 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR Note
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date    final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982601 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] County Compliance - ILAPLD - Missing Certificate of Compliance/Exemption: XXX (SB 1167) -      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Certificate of Compliance or Exemption not attached to mortgage for recording.                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.                                                                            so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $36,627.52 is underdisclosed from calculated Finance Charge of $36,720.66 in the amount of $93.14.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981445 XXX       XXX     XXX       XXX       $XXX      IL    3/XX/2010  11/XX/2009   Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] County Compliance - ILAPLD - Missing Certificate of Compliance/Exemption: XXX (SB 1167) -      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   REVIEWER - GENERAL COMMENT (2022/XX/09): While the Predatory Lending Database Program excludes a number of GENERAL COMMENT                                                                                                                    State - NC
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Certificate of Compliance or Exemption not attached to mortgage for recording.                     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower  entities from the definition of "originator" including a national bank, federally chartered savings and    (2022/XX/09): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide so cannot confirm that borrower received.                                                                     loan association, federal savings bank, federal credit union, every transaction must have either a         issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                                                                                                                                   certificate of compliance (for those not exempt) or certificate of exemption (for those exempt) attached   either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL                                                                                                                    as the cover page of the mortgage in order for the Recorder of Deeds to accept the mortgage for            or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                              recordation. While exempt entities are not required to comply with the borrower and credit counselor       not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL                                                                                                                         requirements under the Act, the Certificate of Exemption must still accompany the mortgage when presented  as noted.  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.                                                                                                                                                       for recordation.                                                                                           lien was for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in                                                                                                                  We would be looking for the actual Certificate of Compliance or Certificate of Exemption, whichever is     property located in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                              applicable, to clear the exception. See attached for a detailed description of the recording requirements  co-op; as such, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and example of certificate of exemption.                                                                   mortgage lien was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Also, the link below provides an overview of the Certificate of Compliance and Certificate of Exemption    recorded nor was a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     requirements. If they are exempt, they must receive the Certificate of Exemption to record the mortgage.   Certificate of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022/XX/09): The issue cited has either been resolved or was determined to not   Exemption recorded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     be an exception as noted.  Subject lien was for a property located in a co-op; as such, a mortgage lien    However, see attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     was not recorded nor was a Certificate of Exemption recorded.  However, see attached Predatory Lending     Predatory Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Database Notification signed by the borrower acknowledging receipt of the information, along with the UCC  Database Notification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     referencing the Co-Op.\    Additionally, attached the HUD1 which indicates the loan closed as a refinance  signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in which, points and fees charged were less than 5%, along with the Note which indicates the loan is a     borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     fixed rate; as such, Certificate of Compliance was not applicable.  Supporting documentation uploaded as   acknowledging receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     XXX# XXXXXXXXX_Compliance Documents_5/XX/2022.                                                             of the information,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                along with the UCC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                referencing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Co-Op.\
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                attached the HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which indicates the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                loan closed as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                refinance in which,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                points and fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charged were less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                than 5%, along with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Note which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                indicates the loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                a fixed rate; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                such, Certificate of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Compliance was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uploaded as XXX#
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXXXXXXXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_5/XX/2022.
742982800 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2005  5/XX/2005    UTD        purchase                            3        D        D        D        D                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             3           D           D           D           D           [3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             incomplete.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing is unreliable.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987013 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2008 11/XX/2008   Primary    purchase                            3        D        D        D        D                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   3           D           D           D           D           [3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                incomplete.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982721 XXX       XXX     XXX       XXX       $XXX      MO    4/XX/2001  3/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any       Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage.  Compliance testing not                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    applicable Federal, State or Local compliance testing is unreliable.                               completed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Loan File - (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986953 XXX       XXX     XXX       XXX       $XXX      PA    9/XX/2019  2/XX/2019    Primary    purchase               HUD          3        C        C        B        B                                                 [3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit:        Appraisal dated more than 120 days prior to the note date.                                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: This exception will be cleared once all ATR/QM        REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition                                                                                                                                                                 TILA ATR/QM
                                                                                                                          Rebuttable                                                                                         Valuation Type: Appraisal / Valuation Report Date: 04/XX/2019                                                                                                                                                                                                                                                                                                                                                                                                          Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of specific exceptions have been cured/cleared.
                                                                                                                          Presumption                                                                                        [3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXX //                                                                                                                                                                                                                                                                                                                                                                               HUD Rebuttable Presumption QM.                                                                     Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File):
                                                                                                                          QM                                                                                                 Document: 1040 / Tax Year: 2018                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day       Unable to locate verification of the date received in the loan file.
                                                                                                                                                                                                                             [3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXX //                                                                                                                                                                                                                                                                                                                                                                               Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy   Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The initial LE was issued
                                                                                                                                                                                                                             Document: 1040 / Tax Year: 2017                                                                                                                                                                                                                                                                                                                                                                                                                                        of the appraisal at least three (3) business days prior to closing, and appraisal was not provided 2/XX/2019 and the e-consent is dated 3/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    at or before closing. (Type:Primary/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 02/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2019)
742987178 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2019  4/XX/2019    Primary    purchase               Non QM       3        C        C        C        C                                                 [3] Asset Documentation - Asset documentation requirements not met.                            The AUS required verification of depository accounts in the amount of $40,533.05.  Verified funds are     REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of                                                                                                  3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of HUD Safe Harbor QM     REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of                                 Borrower has been employed in the same industry for more than 5 years.                                       TILA ATR/QM
                                                                                                                                                                                                                             [3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.:          short $26,000.63.                                                                                         $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM                                                                                                                                                            Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of does not match Due Diligence Loan Designation of Non QM.                                                      $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM
                                                                                                                                                                                                                             Calculated Available for Reserves of $1,988.23 is less than AUS Available for Reserves of                                                                                                                requirements                                                                                                                                                                                                                                                  Non QM.                                                                                            Federal Compliance - HUD QM AU Finding Fail: The AUS required verification of depository accounts in the      requirements                                                                                                                     Borrower has verified disposable income of at least $2500.00.
                                                                                                                                                                                                                             $31,689.00.                                                                                                                                                                                              REVIEWER - GENERAL COMMENT (2021/XX/05): The savings account provided #XXX with a balance of                                                                                                                                                                  [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject amount of $40,533.05.  Verified funds are short $26,000.63.                                                   REVIEWER - GENERAL COMMENT (2021/XX/05): The savings account provided #XXX with a balance of $29,000.63.
                                                                                                                                                                                                                             [2] Government Documentation - FHA - Real Estate Certification was provided at or after                                                                                                                  $29,000.63. is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a                                                                                                                                                          loan is not eligible to be insured or guaranteed by FHA.                                           Federal Compliance - QM DTI: Sufficient assets were not verified as required by the AUS and the loan is       is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a new balance of                          Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                             closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date:                                                                                                              new balance of $10,287.55.  $10,287.50 was the balance used for this review.                                                                                                                                                                                  [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio  waterfalling to standard ATR/QM documentation requirements.                                                   $10,287.55.  $10,287.50 was the balance used for this review.
                                                                                                                                                                                                                             05/XX/2019; Consummation Date: 05/XX/2019                                                                                                                                                                REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of                                                                                                                                                              exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or     Federal Compliance - QM Employment History: Verification history was met.                                     REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                      $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM                                                                                                                                                            insurance by the appropriate agency.                                                               Federal Compliance - QM Employment History: Verification history was met.  Gap letter of 10 months not        $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM
                                                                                                                                                                                                                                                                                                                                                                                                                                      requirements                                                                                                                                                                                                                                                  [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment   provided                                                                                                      requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2021/XX/05): The savings account provided #XXX with a balance of                                                                                                                                                                  history requirement not met. (XXX/7451554)                                                                                                                                                                       REVIEWER - GENERAL COMMENT (2021/XX/05): The savings account provided #XXX with a balance of $29,000.63.
                                                                                                                                                                                                                                                                                                                                                                                                                                      $29,000.63. is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a                                                                                                                                                          [3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment                                                                                                                 is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a new balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                      new balance of $10,287.55.  $10,287.50 was the balance used for this review.                                                                                                                                                                                  history requirement not met. (XXX/7451553)                                                                                                                                                                       $10,287.55.  $10,287.50 was the balance used for this review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/07): The savings account provided #XXX with a balance of $29,000.63.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a new balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $10,287.55.  $10,287.50 was the balance used for this review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/05): The savings account provided #XXX with a balance of $29,000.63.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a new balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $10,287.55.  $10,287.50 was the balance used for this review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/07): The savings account provided #XXX with a balance of $29,000.63.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a new balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $10,287.55.  $10,287.50 was the balance used for this review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/18): File is missing Savings account for XXX with balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $29,000.00 required per AUS, failing asset requirement for AUS, waterfalling to to standard ATR QM requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/21): Our income calculations match the AUS and lenders calculations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan is failing the AUS reserve requirement listed on AUS.  Please provided the most recent 1 month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Savings account for XXX for $XXX listed on final 1003 and used for the AUS in file.  Loan is defaulting to standard ATR QM documentation requirements due to AUS failing asset requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     REVIEWER - GENERAL COMMENT (2021/XX/07): The savings account provided #XXX with a balance of $29,000.63.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is for 1/XX/19 to 2/XX/19.  The file has the same account from 3/XX/19 to 4/XX/19 with a new balance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $10,287.55.  $10,287.50 was the balance used for this review.
742987194 XXX       XXX     XXX       XXX       $XXX      NY    2/XX/2019  10/XX/2018   Primary    purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met       Recent sale within 90 days of FHA Case number assignment not permitted per guidelines.                                                                                                                                                                                                                      3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Recent sale within 90 days not permitted per                                                                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                             [3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.:                                                                                                                                                                                                                                                                                                                                                                                  Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of guidelines.
                                                                                                                                                                                                                             Valuation Type: Appraisal / Valuation Report Date: 12/XX/2018 Last Sale Date: 07/XX/2018; Case                                                                                                                                                                                                                                                                                                                                                                         Non QM.                                                                                            Federal Compliance - HUD QM AU Finding Fail: Recent sale within 90 days not within FHA guidelines.
                                                                                                                                                                                                                             Number Assignment Date: 10/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                     [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject Federal Compliance - QM DTI: Recent sale within 90 days not permitted per guidelines and loan is waterfalling
                                                                                                                                                                                                                             [3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.:                                                                                                                                                                                                                                                                                                                                                                                  loan is not eligible to be insured or guaranteed by FHA.                                           to standard QM/ATR documentation requirements.
                                                                                                                                                                                                                             Valuation Type: Appraisal / Valuation Report Date: 12/XX/2018 Last Sale Date: 07/XX/2018; Case                                                                                                                                                                                                                                                                                                                                                                         [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final CD shows
                                                                                                                                                                                                                             Number Assignment Date: 10/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                     exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or     Tax Stamps of $2,326.53 paid by borrower and $ transfer taxes of $1,200 paid by the seller; LE shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    insurance by the appropriate agency.                                                               $transfer taxes of $2,641. No evidence of cure in file or valid change of circumstance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $3,526.53 exceeds tolerance of $2,641.00.  Insufficient or no cure was provided to the borrower. (8304)
742986982 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2020  12/XX/2019   Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does                                                                                                                                                                                                                                                  TILA ATR/QM
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non not match Due Diligence Loan Designation of Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    QM.                                                                                                Federal Compliance - QM Points and Fees: Points and Fees on subject loan of 4.19598% is in excess of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    on subject loan of 3.15343% is in excess of the allowable maximum of  3.00000% of the Federal      Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.19598%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .15343%).
742986995 XXX       XXX     XXX       XXX       $XXX      IA    7/XX/2016  6/XX/2016    Primary    purchase               Temporary    3        C        C        B        B                                                 [3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment VOE states hire date 8/XX/15 and no other employment listed                                                                                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does                                                                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                          SHQM                                                                                               history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income The property is located in XXX, IA. Provide a post-disaster inspection verifying there was no damage from                                                                                                                                                                                                                                                               Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of     not match Due Diligence Loan Designation of Temporary SHQM.
                                                                                                                          (GSE/Agency                                                                                        Type: Wages / Start Date: 08/XX/2015                                                           Severe Storms.  The inspection must include exterior photos and the property must be re-inspected on or                                                                                                                                                                                                                                                                 Temporary SHQM (GSE/Agency Eligible).                                                              Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $329 violation
                                                                                                                          Eligible)                                                                                          [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is    after 08/XX/2020 declared end date.                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  due to increase in Seller paid  Abstracting fees of $250 reflected on the Seller CD.  No evidence of cure.
                                                                                                                                                                                                                             dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                  Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Seller Paid
                                                                                                                                                                                                                             07/XX/2016                                                                                                                                                                                                                                                                                                                                                                                                                                                             valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)    Transfer Tax Fee of $455.20 reflected on the Seller CD was not disclosed on Loan Estimate.
                                                                                                                                                                                                                             Disaster End Date: 08/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided:    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal
                                                                                                                                                                                                                             Disaster Name: SEVERE STORMS                                                                                                                                                                                                                                                                                                                                                                                                                                           TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,189.00    Re-Inspection Fee of $125 not disclosed on Loan Estimate. Insufficient or no cure was provided to the
                                                                                                                                                                                                                             Disaster Declaration Date: 08/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                  exceeds tolerance of $860.00 plus 10% or $946.00.  Insufficient or no cure was provided to the     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $455.20 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
742987227 XXX       XXX     XXX       XXX       $XXX      MN    4/XX/2016  2/XX/2016    Primary    purchase               Non QM       3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score         Representative FICO score of 632 is less than AUS representative FICO score of 646.                                                                                                                                                                                                                         3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.  This     REVIEWER - CURED COMMENT (2021/XX/08): Sufficient Cure Provided At Closing                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                             discrepancy.: Representative FICO score of 632 is less than AUS representative FICO score of   Bank statement for $XXX #XXX not provided.                                                                                                                                                                                                                                                                                                                              Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   exception will be cleared one all QM specific exceptions have been cured/cleared                              REVIEWER - CURED COMMENT (2021/XX/08): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                             646.                                                                                           Final 1003 not provided.                                                                                                                                                                                                                                                                                                                                                Loan Designation of Non QM.                                                                        Federal Compliance - HUD QM AU Finding Fail: Subject loan is not eligible to be insured or guaranteed by FHA
                                                                                                                                                                                                                             [3] General - Missing Document: Account Statements - Personal not provided                     purchase agreement/Sales Contract not provided.                                                                                                                                                                                                                                                                                                                         [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject Federal Compliance - QM DTI: Evidence that FHA will insure the transaction was missing from the file.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                            Verification of identification not provided.                                                                                                                                                                                                                                                                                                                            loan is not eligible to be insured or guaranteed by FHA.                                           Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation:
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not       Mortgage Insurance Certificate and Mortgage Insurance Evidence not provided.                                                                                                                                                                                                                                                                                            [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio  Evidence of receipt of the appraisal was missing from the file.
                                                                                                                                                                                                                             provided                                                                                       There were open collections on credit at the time of origination.                                                                                                                                                                                                                                                                                                       exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or     Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: The file was missing a copy of the
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Verification of Identification not provided   The verification of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                              insurance by the appropriate agency.                                                               Initial Escrow Account Statement.
                                                                                                                                                                                                                             [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller
                                                                                                                                                                                                                             missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each      closing disclosure not provided.
                                                                                                                                                                                                                             [3] Guideline Issue - The borrower has a Public Record/Collection/Charge off in the most                                                                                                                                                                                                                                                                                                                                                                               valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower
                                                                                                                                                                                                                             recent 24 months.: Credit Report: Original // Public Record Type: Judgments / Balance: 826.00,                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow  receipt was missing from the file.
                                                                                                                                                                                                                             Credit Report: Original // Public Record Type: Collections / Balance: 122.00, Credit Report:                                                                                                                                                                                                                                                                                                                                                                           account statement was not provided to the borrower.                                                Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing:
                                                                                                                                                                                                                             Original // Public Record Type: Collections / Balance: 0.00, Credit Report: Original // Public                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Appraisal Fee was last disclosed as $500 on LE but disclosed as $550 on Final Closing Disclosure.  File does
                                                                                                                                                                                                                             Record Type: Collections / Balance: 0.00, Credit Report: Original // Public Record Type:                                                                                                                                                                                                                                                                                                                                                                               Lien: TRID Final Closing Disclosure 04/XX/2016 on a first lien purchase transaction did not        not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                             Collections / Balance: 0.00 Public Record type:  Judgments; Discharge Date: 02/XX/2016                                                                                                                                                                                                                                                                                                                                                                                 disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Document
                                                                                                                                                                                                                             Public Record type:  Collections; Discharge Date: 03/XX/2016                                                                                                                                                                                                                                                                                                                                                                                                           fees.) (Final/04/XX/2016)                                                                          Preparation Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure
                                                                                                                                                                                                                             Public Record type:  Collections; Discharge Date: 08/XX/2014                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA         provided at closing.
                                                                                                                                                                                                                             Public Record type:  Collections; Discharge Date: 01/XX/2016                                                                                                                                                                                                                                                                                                                                                                                                           Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business
                                                                                                                                                                                                                             Public Record type:  Collections; Discharge Date: 02/XX/2016                                                                                                                                                                                                                                                                                                                                                                                                           days prior to closing. (Final/04/XX/2016)
                                                                                                                                                                                                                             [3] Income Documentation - The verification of employment is not within 10 business days of                                                                                                                                                                                                                                                                                                                                                                            [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                             the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date:                                                                                                                                                                                                                                                                                                                                                                             Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.
                                                                                                                                                                                                                             01/XX/2012                                                                                                                                                                                                                                                                                                                                                                                                                                                             Fee Amount of $550.00 exceeds tolerance of $500.00.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Preparation Fee.  Fee Amount of $21.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7319)
742987004 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2019  9/XX/2019    Primary    purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Verification of Temp SHQM Loan Designation was not                                                                                                                                                                                                                                                  TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan Designation of Non QM.                                                                        Federal Compliance - HUD QM Points and Fees: Points and fees exceed maximum threshold of 3% by .99986%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and Fees on subject loan of 3.99986% is in excess of the allowable maximum of  3.00000% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    an allowable total of $XXX (an overage of $XXX or .99986%).
742987224 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2020  4/XX/2020    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is    The property is located in CA.  Provide a post-disaster inspection verifying there was no damage from                                                                                                                                                                                                       3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This      SELLER - GENERAL COMMENT (2021/XX/29): "07.26-- MRC re-review                                              GENERAL COMMENT                                                                                                                    TILA ATR/QM
                                                                                                   Other                                                                                                                     dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:          Wildfires.  The inspection must include exterior photos and the property must be re-inspected on or after                                                                                                                                                                                                                                                               Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   exception will be cleared once all QM specific exceptions have been cured/cleared.                                                                                                                                       (2021/XX/29):
                                                                                                                                                                                                                             05/XX/2020                                                                                     10/XX/2020.                                                                                                                                                                                                                                                                                                                                                             Loan Designation of Non QM.                                                                        Federal Compliance - QM Points and Fees: Points and fees are excessive by $XXX or .19706%.                    07/XX/21 - Outside SOL by Closing, non issue"                                                              "07.26-- MRC
                                                                                                                                                                                                                             Disaster End Date: 11/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                          [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit  REVIEWER - GENERAL COMMENT (2021/XX/05): PCCD provided with updated estimated property costs over year 1;  re-review
                                                                                                                                                                                                                             Disaster Name: WILDFIRES                                                                                                                                                                                                                                                                                                                                                                                                                                               on subject loan of 3.19706% is in excess of the allowable maximum of  3.00000% of the Federal      2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form.  TILA ROR - Provide the following:    however file did not contain LOE to the borrower explaining the changes made.
                                                                                                                                                                                                                             Disaster Declaration Date: 10/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                  Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an        Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must  REVIEWER - CURED COMMENT (2021/XX/09): PCCD and LOE provided                                               07/XX/21 - Outside
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    allowable total of $XXX (an overage of $XXX or .19706%).                                           be used as lender is the same as originating lender.                                                                                                                                                                     SOL by Closing, non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender      Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The final                                                                                                            issue"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was   CD disclosed the Amount of Total Property Costs over Year 1 as $7,165.62 on page 4; however the annual taxes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was     ($4,099.92) and homeowners insurance ($537.12) total are $7,817.04 per year.  Final CD reflects Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    used, the H-9 form should have been used.                                                          Taxes, Insurance & Assessments of $651.42 monthly, which is correct. Provide a post-close CD correcting on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018  page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Year 1 of 7,165.62 on Final Closing Disclosure provided on 07/XX/2020 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Final/07/XX/2020)
742986964 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2020  2/XX/2020    Primary    purchase               Non QM       3        C        C        C        C                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not       Evidence of mortgage insurance was missing from the file.                                                                                                                                                                                                                                                   3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This      REVIEWER - CURED COMMENT (2021/XX/28): Sufficient Cure Provided within 60 Days of Closing                                                                                                                                                     TILA ATR/QM
                                                                                                                                                                                                                             provided                                                                                       Bank statements were dated > 60 days from the Note date.                                                                                                                                                                                                                                                                                                                Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   exception will be cleared once all QM specific exceptions have been cured/cleared.
                                                                                                                                                                                                                             [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset Account                                                                                                                                                                                                                                                                                                                                                                          Loan Designation of Non QM.                                                                        Federal Compliance - QM Points and Fees: Points and fees exceeded the allowable 3% by $XXX or .30414%.
                                                                                                                                                                                                                             date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXX                                                                                                                                                                                                                                                                                                                                                                           [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees
                                                                                                                                                                                                                             // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type:                                                                                                                                                                                                                                                                                                                                                                           on subject loan of 3.30414% is in excess of the allowable maximum of  3.00000% of the Federal
                                                                                                                                                                                                                             Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account                                                                                                                                                                                                                                                                                                                                                                          Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an
                                                                                                                                                                                                                             Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX,                                                                                                                                                                                                                                                                                                                                                                                allowable total of $XXX (an overage of $XXX or .30414%).
                                                                                                                                                                                                                             Financial Institution: XXX // Account Type: Savings / Account Number: XXX Note Date:                                                                                                                                                                                                                                                                                                                                                                                   [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure -
                                                                                                                                                                                                                             04/XX/2020;  Notary Date: 04/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                   1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
                                                                                                                                                                                                                             Note Date: 04/XX/2020;  Notary Date: 04/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                        Title - Tax Certificate Fee.  Fee Amount of $37.09 exceeds tolerance of $0.00.  Sufficient or
                                                                                                                                                                                                                             Note Date: 04/XX/2020;  Notary Date: 04/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                        excess cure was provided to the borrower. (77188)
                                                                                                                                                                                                                             Note Date: 04/XX/2020;  Notary Date: 04/XX/2020
                                                                                                                                                                                                                             Note Date: 04/XX/2020;  Notary Date: 04/XX/2020
742986992 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2019  8/XX/2019    Primary    Refinance Cash-out -   Non QM       3        C        C        C        C                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                                                                                                                3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: This exception will be cleared once all ATR/QM                                                                                                                                                                                                                                                      TILA ATR/QM
                                                                                                   Other                                                                                                                     dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                  Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   specific exceptions have been cured/cleared.
                                                                                                                                                                                                                             08/XX/2019                                                                                                                                                                                                                                                                                                                                                                                                                                                             Loan Designation of Non QM.                                                                        Federal Compliance - QM Points and Fees: The total Points and Fees charged of 3.88870% or $XXX exceed the
                                                                                                                                                                                                                             Disaster End Date: 11/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                          [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees maximum of 3.00% or $XXX. There is an overage of $XXX or .88870%. Provide a post-close CD disclosing the
                                                                                                                                                                                                                             Disaster Name: WILDFIRES                                                                                                                                                                                                                                                                                                                                                                                                                                               on subject loan of 3.88870% is in excess of the allowable maximum of  3.00000% of the Federal      tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of
                                                                                                                                                                                                                             Disaster Declaration Date: 10/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                  Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an        explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    allowable total of $XXX (an overage of $XXX or .88870%).
742987209 XXX       XXX     XXX       XXX       $XXX      PA    3/XX/2021  1/XX/2021    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio        DTI exceeds 34% due to tax verification discrepancy. Provide verification of property taxes.              SELLER - GENERAL COMMENT (2021/XX/18): Confirm with TPOL in collateral file.  File only includes                                                                                                  3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Waterfall effect, DTI exceeds 34% due to subject                                                                                                                 GENERAL COMMENT                                                                                                                    TILA ATR/QM
                                                                                                   Other                  QM                                                                                                 discrepancy.: Calculated investor qualifying total debt ratio of 37.31056% exceeds AUS total   Missing appraisal report required by LP.                                                                  commitment                                                                                                                                                                                                                                                    Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   property tax verification not provided.                                                                                                                                                                                  (2021/XX/18):
                                                                                                                                                                                                                             debt ratio of 34.00000%.                                                                       missing appraisal                                                                                         REVIEWER - GENERAL COMMENT (2021/XX/19): The preliminary title report in file disclosed $XXX of title                                                                                                                                                         Loan Designation of Safe Harbor QM.                                                                                                                                                                                                                                                                                         Disagree. Page 66 of
                                                                                                                                                                                                                             [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster                                                                                                               insurance coverage; however this is less than the loan amount of $XXX.  Provide a copy of the final                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       imaged file is COC
                                                                                                                                                                                                                             area and has not been inspected.: Disaster Name: TROPICAL DEPRESSION IVAN                                                                                                                                title policy or a supplemental title report verifying title insurance of at least the loan amount.;                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       for lock extension.
                                                                                                                                                                                                                             Disaster Declaration Date: 09/XX/2004                                                                                                                                                                    exception remains
                                                                                                                                                                                                                             Disaster End Date:  10/XX/2004                                                                                                                                                                           REVIEWER - WAIVED COMMENT (2021/XX/07): Client elected to waive the condition                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             GENERAL COMMENT
                                                                                                                                                                                                                             [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (2021/XX/18): Confirm
                                                                                                                                                                                                                             [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           with TPOL in
                                                                                                                                                                                                                             Report Date: <empty> Appraisal is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          collateral file.
                                                                                                                                                                                                                             [2] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File only includes
                                                                                                                                                                                                                             Policy Amount of $XXX.00 is less than the note amount of $XXX.00 based on the Commitment in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        commitment
                                                                                                                                                                                                                             file.
742987287 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2020 8/XX/2020    Primary    purchase               Safe Harbor  3        C        C        B        B                                                 [3] Application / Processing - Missing Document: AUS not provided                              Loan Underwriting 1008 form reflects AUS approved however, missing LP.                                                                                                                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Waterfall exception, missing AUS approval.                                                                                                                                                                                                                                                          TILA ATR/QM
                                                                                                                          QM                                                                                                 [3] Guideline Issue - The borrower has Open Public Records/Collections/Charge Off accounts.:   Provide LP reflecting collections do not need to be paid off or included in DTI.                                                                                                                                                                                                                                                                                        Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence
                                                                                                                                                                                                                             Credit Report: Original // Public Record Type: Collections / Balance: 202.00 Public Record                                                                                                                                                                                                                                                                                                                                                                             Loan Designation of Safe Harbor QM.
                                                                                                                                                                                                                             type:  Collections; Account Status: Unpaid w/o payment plan
742985161 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2015  6/XX/2015    Primary    purchase               Safe Harbor  3        C        C        B        B                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Loan approved through CLUES automated system.                                                                                                                                                                                                                                                       TILA ATR/QM
                                                                                                                          QM                                                                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: File contains evidence
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Designation of Safe Harbor QM.                                                                original report was provided on 07/XX/2015, however missing evidence a copy of the updated report date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA         07/XX/2015 was received by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Type:Primary/07/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide HUD Settlement Cost Booklet.
742987212 XXX       XXX     XXX       XXX       $XXX      MD    2/XX/2021  12/XX/2020   Primary    purchase               Safe Harbor  3        C        C        B        B                                                 [3] Application / Processing - 1003 Error: First Time Home Buyer is blank.                     Correct 1003 showing borrower has ownership in last 3 years                                                                                                                                                                                                                                                 3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Pre determined                                        REVIEWER - GENERAL COMMENT (2021/XX/28): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank                                                                                                                                        TILA ATR/QM
                                                                                                                          QM                                                                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2020)                      W-2 for 2020 or last paystub of 2020                                                                                                                                                                                                                                                                                                                                    Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation:   2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan Designation of Safe Harbor QM.                                                                Sent on 2/2                                                                                                   Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2021)
742985158 XXX       XXX     XXX       XXX       $XXX      MI    4/XX/2014  3/XX/2014    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        B        B                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met       Missing AUS or approval with guidelines.                                                                                                                                                                                                                                                                    3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: The High Cost disclosure states loan is Temp SHQM                                                                                                                                                                                                                                                   TILA ATR/QM
                                                                                                   Other                  QM                                                                                                 [3] Application / Processing - Missing Document: Fraud Report not provided                     Fraud Report is not found in file.                                                                                                                                                                                                                                                                                                                                      Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   however missing an AUS or approval with guidelines to determine.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan Designation of Safe Harbor QM.                                                                Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  Evidence of earlier borrower receipt was not found in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each      Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)    website: Loan Originator noted on 1003 not in NMLS.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):       Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: Final HUD-1 disclosed a 0% tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not    cure in the amount of $490.20 on line 204.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to borrower.                                                                              Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not Homeownership Counseling Organizations were not directly provided to borrower, borrower was provided a link
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator      to lists.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    NMLSR information on loan documents does not match NMLSR.                                          Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0%       Business Days of Application: Evidence of earlier borrower receipt was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                     Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge is under disclosed by $67.91.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $62,166.31 is underdisclosed from calculated Finance Charge of $62,234.22 in the amount of $67.91.
742987098 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2019  3/XX/2019    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This      REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition                                                                                                                                                                 TILA ATR/QM
                                                                                                   Other                  QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence   exception will be cleared once all QM specific exceptions have been cured/cleared.                            REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan Designation of Safe Harbor QM.                                                                Federal Compliance - VA Cash Out 2019 NTB: Net benefit requirements were not met for VA cash out.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - VA Cash Out 2019 NTB: VA Qualified Mortgage (Dodd-Frank 2014)             Federal Compliance - VA QM Eligibility: Evidence that the subject was eligible to be guaranteed by the VA was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Requirements for 2/2019 Cash Out NTB not met.                                                      missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014)   Subject loan Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is not eligible to be insured or guaranteed by VA.                                                 Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each      2, 5, 7, 8, 9, 10 or DC): Right to Cancel was issued on incorrect form.  TILA ROR - Provide the following:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)    Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-8 Form must
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender      be used as lender is not the same as originating lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was   Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was     was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    used, the H-9 form should have been used.                                                          Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of earlier borrower receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated   was not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: Revised Loan Estimate provided on 04/XX/2019 not received by borrower at least four
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (4) business days prior to closing. (Interim/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: Revised Loan Estimate provided on 04/XX/2019 not received by borrower at least four
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (4) business days prior to closing. (Interim/04/XX/2019)
742987108 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2019  1/XX/2019    Primary    Refinance Streamlined  Non QM       3        C        C        C        C                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                                                                                                                3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.  This     REVIEWER - GENERAL COMMENT (2021/XX/28): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                             dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                  Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of  exception will be cleared once all QM specific exceptions have been cured/cleared.                            2014): Retirement or Social Security income not expected to continue for three (3) years. (XXX
                                                                                                                                                                                                                             03/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                                             Non QM.                                                                                            Federal Compliance - Retirement Continuance: Approval reflects loan is a VA IRRRL and doc type is listed as   Retired/Pension)
                                                                                                                                                                                                                             Disaster End Date: 02/XX/2021                                                                                                                                                                                                                                                                                                                                                                                                                                          [3] Federal Compliance - Retirement Continuance: Qualified Mortgage (Dodd-Frank 2014): Retirement  Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and co-borrower's     REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition
                                                                                                                                                                                                                             Disaster Name: SEVERE WINTER STORMS                                                                                                                                                                                                                                                                                                                                                                                                                                    or Social Security income not expected to continue for three (3) years. (XXX (employer             retirement/pension/disability income.                                                                         REVIEWER - WAIVED COMMENT (2021/XX/28): Client elected to waive the condition
                                                                                                                                                                                                                             Disaster Declaration Date: 02/XX/2021                                                                                                                                                                                                                                                                                                                                                                                                                                  unknown)/Pension)                                                                                  Federal Compliance - Retirement Continuance: Approval reflects loan is a VA IRRRL and doc type is listed as
                                                                                                                                                                                                                             [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                 [3] Federal Compliance - Retirement Continuance: Qualified Mortgage (Dodd-Frank 2014): Retirement  Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and co-borrower's
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: General Services Administration (GSA) not                                                                                                                                                                                                                                                                                                                                                                             or Social Security income not expected to continue for three (3) years. (XXX (employer             retirement/pension/disability income.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               unknown)/Social Security)                                                                          Federal Compliance - Retirement Continuance: Approval reflects loan is a VA IRRRL and doc type is listed as
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not                                                                                                                                                                                                                                                                                                                                                                            [3] Federal Compliance - Retirement Continuance: Qualified Mortgage (Dodd-Frank 2014): Retirement  Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and co-borrower's
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               or Social Security income not expected to continue for three (3) years. (XXX (employer             retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    unknown)/Social Security)                                                                          Federal Compliance - Retirement Continuance: Approval reflects loan is a VA IRRRL and doc type is listed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Retirement Continuance: Qualified Mortgage (Dodd-Frank 2014): Retirement  Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and co-borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Social Security income not expected to continue for three (3) years. (XXX (employer             retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    unknown)/Social Security)                                                                          Federal Compliance - Retirement Continuance: Approval reflects loan is a VA IRRRL and doc type is listed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Retirement Continuance: Qualified Mortgage (Dodd-Frank 2014): Retirement  Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and co-borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Social Security income not expected to continue for three (3) years. (XXX (employer             retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    unknown)/Social Security)                                                                          Federal Compliance - Retirement Documentation: Approval reflects loan is a VA IRRRL and doc type is listed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014):           Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and co-borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Retirement income documentation insufficient. (XXX (employer unknown)/Pension)                     retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014):      Federal Compliance - Social Security Documentation: Approval reflects loan is a VA IRRRL and doc type is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Social Security income documentation insufficient. (XXX (employer unknown)/Social Security)        listed as Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014):      co-borrower's retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Social Security income documentation insufficient. (XXX (employer unknown)/Social Security)        Federal Compliance - Social Security Documentation: Approval reflects loan is a VA IRRRL and doc type is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014):      listed as Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Social Security income documentation insufficient. (XXX (employer unknown)/Social Security)        co-borrower's retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014):      Federal Compliance - Social Security Documentation: Approval reflects loan is a VA IRRRL and doc type is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Social Security income documentation insufficient. (XXX (employer unknown)/Social Security)        listed as Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Federal Compliance - VA IRRRL NTB 2018 Test: VA Qualified Mortgage (Dodd-Frank 2014)           co-borrower's retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Requirements for 5/2018 IRRRL NTB not met.                                                         Federal Compliance - Social Security Documentation: Approval reflects loan is a VA IRRRL and doc type is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   listed as Full/Alt.  Missing award letters and tax returns/tax transcripts to verify for borrower and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee      co-borrower's retirement/pension/disability income.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $500.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the       Federal Compliance - VA IRRRL NTB 2018 Test: Interest rate increased from prior loan from 4.250% to 4.375%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower. (7506)                                                                                   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:   was  last disclosed as $450.00 on LE but disclosed as $500.00 on Final Closing Disclosure. File does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.    contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fee Amount of $650.34 exceeds tolerance of $155.00.  Insufficient or no cure was provided to the   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower. (7200)                                                                                   Fee was  last disclosed as $650.34 on LE but disclosed as $155.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
742987012 XXX       XXX     XXX       XXX       $XXX      WA    9/XX/2017  5/XX/2017    Primary    Refinance Cash-out -   Safe Harbor  3        C        C        C        C                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met       Loan Guaranty Certificate is missing and appraised value used by LP not supported by appraisal in file or                                                                                                                                                                                                   3           C           C           C           C           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014):  Federal Compliance - Check Loan Designation Match - QM: LTV exceeds max allowed                               REVIEWER - CURED COMMENT (2020/XX/20): Sufficient Cure Provided At Closing                                                                                                                                                                    TILA ATR/QM
                                                                                                   Other                  QM                                                                                                 [3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.:   Lenders Notice of Value.                                                                                                                                                                                                                                                                                                                                                Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of  Federal Compliance - VA QM Eligibility: LTV exceeds max allowed                                               REVIEWER - CURED COMMENT (2020/XX/20): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                             Calculated high loan to value percentage of 106.16740% exceeds AUS high loan to value          Appraised value and Lender's Notice of value reflect value of $XXX and Lender used value of $XXX                                                                                                                                                                                                                                                                        Safe Harbor QM.
                                                                                                                                                                                                                             percentage of 92.20000%                                                                        Appraised value and Lender's Notice of value reflect value of $XXX and Lender used value of $XXX                                                                                                                                                                                                                                                                        [3] Federal Compliance - VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014)   Subject loan
                                                                                                                                                                                                                             [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.:        Appraised value and Lender's Notice of value reflect value of $XXX and Lender used value of $XXX                                                                                                                                                                                                                                                                        is not eligible to be insured or guaranteed by VA.
                                                                                                                                                                                                                             Calculated combined loan to value percentage of 106.16740% exceeds AUS combined loan to value  VVOE's completed for primary borrower employment with XXX and prior employment with XXX are not dated.                                                                                                                                                                                                                                                                  [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                                                             percentage of 89.25000%.                                                                       Form not signed by Lender                                                                                                                                                                                                                                                                                                                                               Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                             [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.:                                                                                                                                                                                                                                                                                                                                                                               not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was
                                                                                                                                                                                                                             Calculated loan to value percentage of 106.16740% exceeds AUS loan to value percentage of                                                                                                                                                                                                                                                                                                                                                                              used, the H-9 form should have been used.
                                                                                                                                                                                                                             89.25000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                             [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                             [3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower:                                                                                                                                                                                                                                                                                                                                                                          Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of
                                                                                                                                                                                                                             XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2015                                                                                                                                                                                                                                                                                                                                                                                       $1,286.59 exceeds tolerance of $1,150.00 plus 10% or $1,265.00.  Sufficient or excess cure was
                                                                                                                                                                                                                             [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan                                                                                                                                                                                                                                                                                                                                                                            provided to the borrower at Closing. (0)
                                                                                                                                                                                                                             Guaranty Certificate (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                            [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: General Services Administration (GSA) not                                                                                                                                                                                                                                                                                                                                                                             Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Fee Amount of $900.00 exceeds tolerance of $800.00.  Sufficient or excess cure was provided to the
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not                                                                                                                                                                                                                                                                                                                                                                            borrower at Closing. (7506)
                                                                                                                                                                                                                             provided
                                                                                                                                                                                                                             [3] Government Documentation - VA Loan Disbursement Form 26- 1820 is not compliant.:
                                                                                                                                                                                                                             Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)
742982806 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                SELLER - GENERAL COMMENT (2022/XX/18): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                         No         TNR Testing Not
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                               be an exception as noted.  Subject loan closed under the Home Equity Maximizer product type, for this      (2022/XX/18): The                                                                                                                  Required
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               Agreement also not in file or does not disclose fees, any applicable Federal, State or Local                                                                                                                     product type no cost or fees are charged to the borrower, and no HUD1 was provided.  In lieu of HUD for    issue cited has
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            compliance testing impacted by points and fees is unreliable.                                                                                                                                                    testing purposes, see page 1 of  Special Closing Instructions  and executed Disbursement Request and       either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act                                                                                                                   Authorization form attached indicating no fees were charged. Supporting documentation uploaded as XXX#     or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to                                                                                                                   XXXXXXXXX_Compliance Documents_6/XX/22.                                                                    not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                            REVIEWER - GENERAL COMMENT (2022/XX/18): Disbursement sheet provided but it does not indicate whether or   as noted.  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       not any fees were imposed on the transaction (regardless of payor).                                        loan closed under the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as                                                                                                                                                                                                                                  Home Equity Maximizer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                                                                                                                                   product type, for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                          this product type no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                                                                                                                              cost or fees are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                                                                                                                                    charged to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date                                                                                                                                                                                                                          borrower, and no HUD1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1                                                                                                                                                                                                                              was provided.  In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date. Due to                                                                                                                                                                                                                          lieu of HUD for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                                                          testing purposes, see
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                                                                                                                              page 1 of  Special
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                      Closing Instructions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                           and executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                                                                                                                                 Disbursement Request
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                and Authorization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                form attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                indicating no fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                were charged.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uploaded as XXX#
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXXXXXXXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_6/XX/22.
742982725 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                   Other                                                                                                                     [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055                                                                                                                                                                                                                                                                                                                                                                                Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                             (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By /                                                                                                                                                                                                                                                                                                                                                                                  Agreement also not in file or does not disclose fees, any applicable Federal, State or Local
                                                                                                                                                                                                                             Valuation Report Date: 05/XX/2003 Condo (Mid Rise)                                                                                                                                                                                                                                                                                                                                                                                                                     compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983728 XXX       XXX     XXX       XXX       $XXX      MI    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983729 XXX       XXX     XXX       XXX       $XXX      MI    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                             [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055                                                                                                                                                                                                                                                                                                                                                                                Agreement also not in file or does not disclose fees, any applicable Federal, State or Local
                                                                                                                                                                                                                             (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By /                                                                                                                                                                                                                                                                                                                                                                                  compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                             Valuation Report Date: 12/XX/2005 Condo (Low Rise)                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983747 XXX       XXX     XXX       XXX       $XXX      NV    5/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983749 XXX       XXX     XXX       XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983751 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986522 XXX       XXX     XXX       XXX       $XXX      SC    8/XX/2006  7/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986540 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986656 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2005  8/XX/2005    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee                                                                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742982726 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2005 11/XX/2005   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                SELLER - GENERAL COMMENT (2022/XX/01): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                         UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to                                                                                                               be an exception as noted.  Located in the file is the XXX Equity Maximizer Initial Disclosure Statement    (2022/XX/01): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not                                                                                                               which states that the Bank pays all closing costs on lines up to and including $500,000.  Therefore, this  issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in file, unable to perform compliance points and fees tests.                                                                                                                                                     is no Itemization of final costs and the file met compliance and fee disclosure requirements.  Supporting  either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act                                                                                                                   documents uploaded as XXX#XXX_Compliance Documents_5/XX/2022.                                              or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to                                                                                                                   REVIEWER - GENERAL COMMENT (2022/XX/01): The Account number on the Maximizer Disclosure provided does not  not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                            match the Loan number for the subject transaction. Disclosure not dated. Exception remains.                as noted.  Located in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                                                                                                                                  the file is the XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as                                                                                                                                                                                                                                  Equity Maximizer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                                                                                                                                   Initial Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                          Statement which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                                                                                                                              states that the Bank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                                                                                                                                    pays all closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date                                                                                                                                                                                                                          costs on lines up to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1                                                                                                                                                                                                                              and including
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The                                                                                                                                                                                                                           $500,000.  Therefore,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                                                                                                                                                                            this is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    were used in testing.                                                                                                                                                                                                                                                                                                       Itemization of final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                           costs and the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                                                                                                                                 met compliance and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                fee disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_5/XX/2022.
742986546 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2006  2/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983374 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2008  2/XX/2008    Investment purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                       No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
742981532 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                      Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   be final, expected funding date same as disbursement and/or note date but is                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.                                                                                           not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982916 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                       Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
742986681 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Final TIL Finance Charge Under Disclosed: The total of payments calculation on the TIL                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   does not match the combined amount of the actual payment streams disclosed.                                                                                                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.12500% contracts for a prepay term of 60 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,480,749.86 is underdisclosed from calculated Finance Charge of $1,534,747.58 in the amount of $53,997.72.
742986668 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2001 11/XX/2001   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984344 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  5/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                       No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                     Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $2,306,757.54 is underdisclosed from calculated Finance Charge of $2,307,082.54 in the amount of $325.00.
742984070 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: HUD line 816                                                                                                                                                                                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   includes Refundable PAD.                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the PAD of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     $300 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $732,954.19 is underdisclosed from calculated Finance Charge of $733,254.19 in the amount of $300.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
742981487 XXX       XXX     XXX       XXX       $XXX      OR    7/XX/2008  6/XX/2008    Primary    Construction-Permanent              3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide missing TIL itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,345,197.67 is underdisclosed from calculated Finance Charge of $1,352,441.25 in the amount of $7,243.58.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982098 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                       Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $1,189,651.07 is underdisclosed from calculated Finance Charge of $1,189,735.74 in the amount of $84.67.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985164 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2010  12/XX/2009   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TIL in file indicated to be final,                                                                                                                                                                                                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.                                                                                           confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742983801 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2004 11/XX/2004   Investment Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: HUD considered                                                                                                                                                                                                                                         No         TNR Testing Not
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   estimate due to line 1305 Escrow Pad fee                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982733 XXX       XXX     XXX       XXX       $XXX      AZ    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
742983708 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                       Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         testing.
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance                                                                                                                                                                                                                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                             at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982881 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2003  5/XX/2003    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material:      Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: HUD is labeled                                                                                                                                                                                                                                         Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance   Estimated                                                                                                                                                                                                                                                                                                                                                   Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985058 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Estimated per HUD page 1.                                                                                                                                                                                                                                       No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984367 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
742984414 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742982235 XXX       XXX     XXX       XXX       $XXX      VA    11/XX/2006 10/XX/2006   Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.        be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower                                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983904 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2000  3/XX/2000    Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing Material:  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Unable to                                                                                                                                                                                                                                        No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local           source due to missing Itemization of Amount Financed.                                                                                                                                                                                                                                                                                                       Required
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         compliance testing.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $273,881.63 is underdisclosed from calculated Finance Charge of $274,073.62 in the amount of $191.99.
742983734 XXX       XXX     XXX       XXX       $XXX      GA    1/XX/2002  12/XX/2001   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 01/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986481 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/1998 11/XX/1998   Primary    Construction-Permanent              3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing   Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: The Note/TIL combo                                                                                                                                                                                                                                          No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance        reported fees, used for calculations.                                                                                                                                                                                                                                                                                                                       Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1998.
742981353 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  11/XX/2007   Investment Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
742983504 XXX       XXX     XXX       XXX       $XXX      NC    9/XX/2006  8/XX/2006    Investment purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
742983398 XXX       XXX     XXX       XXX       $XXX      CT    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983370 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
742985302 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appear to be final                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was     be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided within three (3) days of application due to missing information.                          not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981254 XXX       XXX     XXX       XXX       $XXX      HI    12/XX/2007 11/XX/2007   Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742981322 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $45,868.18, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742981394 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742982816 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982899 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2004  1/XX/2004    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742982902 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742982921 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982931 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983082 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983099 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2004 11/XX/2004   Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
742983150 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983153 XXX       XXX     XXX       XXX       $XXX      AZ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983171 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $7,332.41 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
742983286 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  4/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983325 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  7/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983655 XXX       XXX     XXX       XXX       $XXX      OH    4/XX/2002  3/XX/2002    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983726 XXX       XXX     XXX       XXX       $XXX      KS    10/XX/2001 9/XX/2001    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983892 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2002  6/XX/2002    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742985043 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985054 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985074 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985955 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  5/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982433 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Total of Payments, DSI                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State calculation variance.                                                                                                                                                                                                                                                                                                                                       Deficiency
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           or Local compliance testing.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $76,788.00 is underdisclosed from calculated Finance Charge of $76,902.32 in the amount of $114.32.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
742982565 XXX       XXX     XXX       XXX       $XXX      NM    4/XX/2007  3/XX/2007    UTD        Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                   State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983423 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985213 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2008  9/XX/2008    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                      Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot                                                                                                                                                                                                                                                Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.                                                                       confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983371 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2008  2/XX/2008    Second     purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983475 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983245 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742982756 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
742982960 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742983309 XXX       XXX     XXX       XXX       $XXX      NM    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                   State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742984890 XXX       XXX     XXX       XXX       $XXX      CO    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985045 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982718 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2005  6/XX/2005    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982835 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Texas Home Equity 50(a)(6) Security Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742983556 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2003  8/XX/2003    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742981263 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982919 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $23,959.77, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742985080 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State                                                                                                                                                                                                                                                                                                                                                             Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $29,882.81, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982297 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2005  8/XX/2005    Investment purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
742982262 XXX       XXX     XXX       XXX       $XXX      VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                     Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  to be final, expected funding date same as disbursement and/or note date but is not signed or dated by                                                                                                                                                                                                                                                      Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984056 XXX       XXX     XXX       XXX       $XXX      IN    4/XX/2005  3/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an settlement                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  fee of $112.50, courier fee of $25 or a wire fee of $25 as prepaid finance charges.                                                                                                                                                                                                                                                                         Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $147,633.11 is underdisclosed from calculated Finance Charge of $147,795.26 in the amount of $162.15.
742984422 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements:                                                                                                                                                                                                                                      Yes        TR HUD
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA ARM loan is 0%-note                                                                                                                                                                                                                                                Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                states 6 months interest. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742985037 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742985042 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
742983405 XXX       XXX     XXX       XXX       $XXX      MA    8/XX/2008  6/XX/2008    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981765 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2007  4/XX/2007    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742986517 XXX       XXX     XXX       XXX       $XXX      MA    9/XX/2009  8/XX/2009    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742981505 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2007  7/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business        so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $166,951.39 is underdisclosed from calculated Finance Charge of $167,136.39 in the amount of $185.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985762 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2007 10/XX/2007   Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                                 State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985236 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  final, but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                            Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Previous Texas 50(a)(6) loan due to missing information.
742982018 XXX       XXX     XXX       XXX       $XXX      SC    2/XX/2007  1/XX/2007    Second     purchase                            3        D        D        D        D                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower                                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982598 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2009  1/XX/2009    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982944 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
742986250 XXX       XXX     XXX       XXX       $XXX      NC    5/XX/2007  5/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742984827 XXX       XXX     XXX       XXX       $XXX      NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                 REVIEWER - GENERAL COMMENT (2019/XX/17): Received additional unsigned, uncertified copies of HUD-1,                                                                                                                                Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                documentation provided does not clear exception - exception remains.                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742987326 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/1993  6/XX/1993    Primary    purchase                            3        D        D        D        D                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                             Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                                                                               compliance testing.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $101,262.28 is underdisclosed from calculated Finance Charge of $104,076.17 in the amount of $2,813.89.
742984839 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:   Federal Compliance - Missing Initial Loan Application Test: Lender's initial loan application not provided.                                                                                                                                                                                                                                      Yes        TR HUD
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local  Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a fee on the HUD-1 for which there is                                                                                                                                                                                                                                               Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                no detail for $1166.40.  This was not included in the lender's finance charge calculations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $409,857.25 is underdisclosed from calculated Finance Charge of $410,570.91 in the amount of $713.66.
742985363 XXX       XXX     XXX       XXX       $XXX      NM    3/XX/2006  3/XX/2006    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                 REVIEWER - GENERAL COMMENT (2018/XX/14): HUD provided not signed or stamped.  Condition remains.                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987056 XXX       XXX     XXX       XXX       $XXX      IL    11/XX/2003 10/XX/2003   Primary    purchase                            3        D        D        D        D                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                 REVIEWER - GENERAL COMMENT (2020/XX/30): Received same HUD as prior, not signed and stamped final.                                                                                                                                 No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                Exception will remain.                                                                                                                                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985452 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2004 3/XX/2004    Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR HUD
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                              Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983783 XXX       XXX     XXX       XXX       $XXX      HI    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material:                                                                                                                                                                                                                                                                                                                                                       Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742984404 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material:      Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Several HUD fee                                                                                                                                                                                                                                        No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance    dollar amounts are blurry, please provide a cleaner copy to confirm captured fee amounts are accurate.                                                                                                                                                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985601 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2006  5/XX/2006    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Portions of HUD not legible.                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.         Unable to verify all fees.                                                                                                                                                                                                                                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure due to missing information.                                                             final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983271 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                  Yes        TR
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
742983250 XXX       XXX     XXX       XXX       $XXX      MD    11/XX/2006 10/XX/2006   Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender          REVIEWER - GENERAL COMMENT (2022/XX/31): Unable to clear exception with documentation that was provided.                                                                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local        utilizing an index value of 4.267% per the closing instructions, however the lowest index value available in  Missing HUD. TIL Itemization is not sufficient. Exception remains.                                                                                                                                                                            Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.                                                                  the lookback period is 4.7575%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    calculated prepay of $4,958.58 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $602,274.71 is underdisclosed from calculated Finance Charge of $605,207.53 in the amount of $2,932.82.
742986485 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2005  7/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/10): HUD in file appears to be for subject loan as all data matches                                                                                                                            UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                      except it states settlement date of 8/XX/1978.  Need corrected HUD to use as final.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
742981056 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/23): HUD not provided. Exception remains                                                                                                                                                       Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $7,975.31, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
742983149 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/27): Unable to clear exception with documentation that was provided.                                                                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                      Missing HUD. Deductions From Funding Check document is not sufficient. Exception remains.                                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742982401 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2005  5/XX/2005    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982710 XXX       XXX     XXX       XXX       $XXX      IN    11/XX/2000 10/XX/2000   UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982840 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/1999  5/XX/1999    Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983159 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $13,609.15, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983509 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2005  4/XX/2005    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983510 XXX       XXX     XXX       XXX       $XXX      NV    5/XX/2005  4/XX/2005    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983622 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/1997  12/XX/1996   UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/1997 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983629 XXX       XXX     XXX       XXX       $XXX      MI    9/XX/2002  8/XX/2002    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Incomplete Note   Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agreement or other source documentation containing construction phase loan terms not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Compliance testing performed based on terms of permanent financing only.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983636 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/1995  1/XX/1995    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/1995 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983668 XXX       XXX     XXX       XXX       $XXX      GA    2/XX/2002  1/XX/2002    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Closing / Title - ARM Error: Initial Rate Minimum was not provided                                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                                                                                 Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 02/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983670 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/1999  6/XX/1999    Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983671 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/2001 9/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         compliance testing is unreliable.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983698 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2000  3/XX/2000    UTD        purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983699 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2001  7/XX/2001    UTD        purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983735 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2002  2/XX/2002    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983755 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2001  3/XX/2001    UTD        purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983891 XXX       XXX     XXX       XXX       $XXX      SC    12/XX/2001 11/XX/2001   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983895 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2004  2/XX/2004    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986687 XXX       XXX     XXX       XXX       $XXX      IL    5/XX/2008  4/XX/2008    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983644 XXX       XXX     XXX       XXX       $XXX      AR    8/XX/2001  7/XX/2001    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local        final but not signed nor initialed by all borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982432 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2004  4/XX/2004    UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Total of Payments, DSI REVIEWER - GENERAL COMMENT (2022/XX/31): Unable to clear exception with documentation provided. Missing                                                                                                                            Yes        TR
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local        calculation variance.                                                                                         HUD. TIL Itemization is not sufficient. Exception remains.                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           compliance testing is unreliable.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause                                                                                                                                                                                                                                                                                                                                                                                                                                 disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.12000% contracts for a prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $115,199.20 is underdisclosed from calculated Finance Charge of $115,414.17 in the amount of $214.97.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982980 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2002  6/XX/2002    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/01): Missing page 2 of HUD-1, exception remains.                                                                                                                                               No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 06/XX/2002 used as disbursement date for compliance testing.
742983717 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2004  4/XX/2004    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                REVIEWER - GENERAL COMMENT (2022/XX/01): Unable to clear exception with documentation that was provided.                                                                                                                           UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                      Missing HUD. TIL Itemization is not sufficient. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983754 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                SELLER - GENERAL COMMENT (2022/XX/13): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                         No         TNR Testing Not
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                      be an exception as noted.  In lieu of a Final HUD-1; we have located the Borrower's Signed Itemization of  (2022/XX/13): The                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.                                                                                                                                                                                Amount Financed and Signed Disclosure Statement and Disbursement request and authorization which could be  issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       used for compliance testing. Supporting documents have uploaded as XXX#XXX_Compliance                      either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as                                                                                                                       Documents_06/XX/2022.                                                                                      or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/13): Unable to clear with documentation provided.                      not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                                                                                                                                          as noted.  In lieu of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                                                                                                                              a Final HUD-1; we
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                                                                                                                                    have located the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date                                                                                                                                                                                                                          Borrower's Signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1                                                                                                                                                                                                                              Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date. Due to                                                                                                                                                                                                                          Financed and Signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                                                          Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                                                                                                                              and Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                      request and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                authorization which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                could be used for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                have uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_06/XX/2022.
742983252 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 11/XX/2006   Investment Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                SELLER - GENERAL COMMENT (2022/XX/27): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                         No         TNR Testing Not
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                      be an exception as noted.  Located in the file are the Closing Instructions that is signed by the closing  (2022/XX/27): The                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.                                                                                                                                                                                agent as well as the borrower and lists all fees and costs that were charged at closing.  Therefore, we    issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       have provided documents containing fees for fee testing.  Supporting documents uploaded as XXX#XXX_Closing either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as                                                                                                                       Documents_5/XX/2022.                                                                                       or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2022/XX/27): Unable to clear exception with documentation that was provided.   not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did                                                                                                               Closing instructions not sufficient. Exception remains.                                                    as noted.  Located in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit                                                                                                                                                                                                                           the file are the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    score.                                                                                                                                                                                                                                                                                                                      Closing Instructions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date                                                                                                                                                                                                                          that is signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1                                                                                                                                                                                                                              closing agent as well
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date. Due to                                                                                                                                                                                                                          as the borrower and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                                                          lists all fees and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                costs that were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                charged at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Therefore, we have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                containing fees for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                fee testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_5/XX/2022.
742982507 XXX       XXX     XXX       XXX       $XXX      SC    11/XX/2004 10/XX/2004   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982730 XXX       XXX     XXX       XXX       $XXX      AZ    11/XX/2000 10/XX/2000   UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982758 XXX       XXX     XXX       XXX       $XXX      NV    11/XX/2007 11/XX/2007   Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
742982869 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2002 10/XX/2002   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983050 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2005  4/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983070 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2003  4/XX/2003    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983415 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2002  6/XX/2002    Second     purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                        Home                                                                                                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 07/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983425 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2001  8/XX/2001    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983487 XXX       XXX     XXX       XXX       $XXX      VA    1/XX/2006  9/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983623 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/1991  2/XX/1991    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                           Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: VA Loan Guaranty Certificate not provided                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             [3] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA -                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/1991 used as
                                                                                                                                                                                                                             Loan Summary Sheet 26-0286 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                      disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983633 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2003  7/XX/2003    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983643 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2001 11/XX/2001   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983662 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2001 10/XX/2001   UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated                                                                                                                                                                                                                                                                                                                                                                          Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                             P&I: Note P&I of $865.25 does not match Calculated P&I of $862.97                                                                                                                                                                                                                                                                                                                                                                                                      compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983667 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2000 11/XX/2000   UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         compliance testing is unreliable.
                                                                                                                                                                                                                             following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983672 XXX       XXX     XXX       XXX       $XXX      SC    1/XX/2002  12/XX/2001   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983673 XXX       XXX     XXX       XXX       $XXX      SC    6/XX/2001  5/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983686 XXX       XXX     XXX       XXX       $XXX      MO    12/XX/2000 11/XX/2000   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983689 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2000  8/XX/2000    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983701 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2007 10/XX/2007   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         compliance testing is unreliable.
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983705 XXX       XXX     XXX       XXX       $XXX      MD    7/XX/2001  6/XX/2001    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983714 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2001  3/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983733 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2008  7/XX/2008    Investment Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983760 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2001  7/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983795 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/1996  3/XX/1996    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/1996 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983880 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2005  5/XX/2005    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983882 XXX       XXX     XXX       XXX       $XXX      VA    7/XX/2001  6/XX/2001    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
742985265 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2004  4/XX/2004    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742985615 XXX       XXX     XXX       XXX       $XXX      SC    4/XX/2005  3/XX/2005    Second     UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                        Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986177 XXX       XXX     XXX       XXX       $XXX      NM    11/XX/2005 11/XX/2005   Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986446 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2003  5/XX/2003    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982776 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2008  1/XX/2008    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local        final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983683 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $5,850.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983055 XXX       XXX     XXX       XXX       $XXX      CT    4/XX/1999  3/XX/1999    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing                                                                                                                                                                                                                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742983723 XXX       XXX     XXX       XXX       $XXX      SC    10/XX/1999 9/XX/1999    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final     Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided: Notary date not                                                                                                                                                                                                                                           Yes        TR
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance   present, estimated consummation date used for testing purposes. Missing page 9 of the Security Instrument.                                                                                                                                                                                                                                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 10/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 04/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742984119 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   REVIEWER - GENERAL COMMENT (2022/XX/20): Escrow Instructions not sufficient, unable to clear exception.                                                                                                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742981216 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983896 XXX       XXX     XXX       XXX       $XXX      KS    6/XX/2000  5/XX/2000    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983948 XXX       XXX     XXX       XXX       $XXX      WA    9/XX/2003  8/XX/2003    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742984375 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742985625 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2005  2/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986174 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2005  4/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986241 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986394 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/1995  5/XX/1995    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/1995 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1995 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986450 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/1987 9/XX/1987    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/1987 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1987 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 04/XX/1987.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986451 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/1987  6/XX/1987    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/1987 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1987 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 01/XX/1987.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986673 XXX       XXX     XXX       XXX       $XXX      CT    10/XX/2002 6/XX/2002    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
742986003 XXX       XXX     XXX       XXX       $XXX      OR    5/XX/2006  5/XX/2006    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance   final but not signed nor initialed by borrower                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985598 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2006 9/XX/2006    Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance   final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742985525 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated                                                                                                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance   to be final, but is not signed or dated by borrower so cannot confirm that borrower received.                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of         be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as         so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985658 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2007  5/XX/2007    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to   REVIEWER - GENERAL COMMENT (2019/XX/19): Client provided a HUD-1, however the HUD-1 provided is for the                                                                                                                            No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance   be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower  sale of the borrowers home and not the purchase of the new home. Exception remains.                                                                                                                                                           Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                             so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987246 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    UTD        purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final     General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance   off an assumed value of a contract sales price or original loan amount, whichever applies.: No Appraisal                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         testing is unreliable.                                                                             Provided
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742985699 XXX       XXX     XXX       XXX       $XXX      AR    10/XX/2005 9/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   REVIEWER - GENERAL COMMENT (2019/XX/19): Client provided a HUD-1, however the HUD-1 provided is for the                                                                                                                            No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                 second and not the first. Exception remains.                                                                                                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987162 XXX       XXX     XXX       XXX       $XXX      MI    12/XX/2005 11/XX/2005   Investment UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   REVIEWER - GENERAL COMMENT (2020/XX/30): Received new file, nothing new that wasn't in the original file                                                                                                                           UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                 for compliance purposes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983656 XXX       XXX     XXX       XXX       $XXX      TX    10/XX/2007 9/XX/2007    Investment Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   REVIEWER - GENERAL COMMENT (2022/XX/31): Unable to clear exception with documentation that was provided.                                                                                                                           No         TNR Testing Not
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                 Missing HUD. Closing Instructions are not sufficient. Exception remains.                                                                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742986477 XXX       XXX     XXX       XXX       $XXX      SC    3/XX/2001  2/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                  SELLER - GENERAL COMMENT (2019/XX/05): XXX has confirmed the loan file was processed and approved                                                                                                 3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   SELLER - GENERAL COMMENT (2019/XX/05): XXX has confirmed the loan file was processed and approved          GENERAL COMMENT                                                                                                         Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                      utilizing a XXX. The XXX includes information regarding the Final 1003, Final HUD-1 and Final Title                                                                                                                                                           HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                 utilizing a XXX. The XXX includes information regarding the Final 1003, Final HUD-1 and Final Title        (2019/XX/05): XXX has                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                      Report.                                                                                                                                                                                                                                                       testing is unreliable.                                                                                                                                                                                           Report.                                                                                                    confirmed the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2019/XX/05): XXX is not acceptable substitute for final title policy.                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       REVIEWER - GENERAL COMMENT (2019/XX/05): XXX is not acceptable substitute for final HUD-1.  Exception      file was processed
                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception remains.                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as                                                                                                                       remains.                                                                                                   and approved
                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER - GENERAL COMMENT (2019/XX/05): XXX has confirmed the loan file was processed and approved                                                                                                                                                             disbursement date for compliance testing.                                                                                                                                                                                                                                                                                   utilizing a XXX. The
                                                                                                                                                                                                                                                                                                                                                                                                                                      utilizing a XXX. The XXX includes information regarding the Final 1003, Final HUD-1 and Final Title                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                         XXX includes
                                                                                                                                                                                                                                                                                                                                                                                                                                      Report.                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date                                                                                                                                                                                                                          information regarding
                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2019/XX/05): Still missing borrower signed final 1003.  Exception remains.                                                                                                                                                        located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1                                                                                                                                                                                                                              the Final 1003, Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The                                                                                                                                                                                                                           HUD-1 and Final Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                                                                                                                                                                            Report.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                           GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                                                                                                                                 (2019/XX/05): XXX has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                confirmed the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file was processed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                and approved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                utilizing a XXX. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                information regarding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Final 1003, Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 and Final Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2019/XX/05): XXX has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                confirmed the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                file was processed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                and approved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                utilizing a XXX. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                information regarding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Final 1003, Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                HUD-1 and Final Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Report.
742983645 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/1997 11/XX/1997   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   SELLER - GENERAL COMMENT (2022/XX/13): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                         UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                 be an exception as noted. The origination loan file has been located. Embedded in the Promissory Note      (2022/XX/13): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                                                                                                                                           dated 12/XX/1997 is the Federal Truth in Lending Statement and Itemization of Fees and Disbursement        issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       Instructions with the breakdown of all fees/costs charged on the loan at closing which can be utilized for either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as                                                                                                                       compliance testing along with the Closing Worksheet that reflects Recording Fees/Other Fees due at         or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                        closing.  Supporting Documents uploaded as XXX#XXX_Compliance Documents_06/XX/2022                         not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                               REVIEWER - GENERAL COMMENT (2022/XX/13): Unable to clear with documentation provided. Missing HUD.         as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                                                                                                                              origination loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                                                                                                                                    has been located.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                         Embedded in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date                                                                                                                                                                                                                          Promissory Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1                                                                                                                                                                                                                              dated 12/XX/1997 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The                                                                                                                                                                                                                           the Federal Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 06/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                                                                                                                                                                            Lending Statement and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    were used in testing.                                                                                                                                                                                                                                                                                                       Itemization of Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                                                                                                                              and Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                      Instructions with the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                           breakdown of all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                                                                                                                                 fees/costs charged on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                       the loan at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which can be utilized
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                for compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                testing along with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the Closing Worksheet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                that reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Recording Fees/Other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fees due at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supporting Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Documents_06/XX/2022
742981588 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2007 10/XX/2007   Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982394 XXX       XXX     XXX       XXX       $XXX      IA    5/XX/1994  4/XX/1994    Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/1994 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982524 XXX       XXX     XXX       XXX       $XXX      TN    4/XX/2006  3/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         No evidence of Prelininary or Final Title in file.                                                                                                                                                                                                                                                          3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982576 XXX       XXX     XXX       XXX       $XXX      MO    2/XX/2008  1/XX/2008    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982580 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2008  3/XX/2008    Investment Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742983720 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2001 11/XX/2001   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 06/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742984072 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2005  6/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
742986154 XXX       XXX     XXX       XXX       $XXX      MA    4/XX/2005  3/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742986167 XXX       XXX     XXX       XXX       $XXX      MO    7/XX/2005  6/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986430 XXX       XXX     XXX       XXX       $XXX      PA    7/XX/2003  6/XX/2003    Investment Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742986487 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742986493 XXX       XXX     XXX       XXX       $XXX      MA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987109 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/2000 10/XX/2000   Primary    purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either a Preliminary or Final Title.                                                                                                                                                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Testing: Ohio Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.]
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987121 XXX       XXX     XXX       XXX       $XXX      IA    4/XX/2009  3/XX/2009    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742987334 XXX       XXX     XXX       XXX       $XXX      GA    7/XX/2007  6/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
742987344 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2000  4/XX/2000    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Note Date of 05/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742987088 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                   SELLER - GENERAL COMMENT (2021/XX/18): Saved - HUD-1                                                       GENERAL COMMENT                                                                                                         Yes        TR
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                 REVIEWER - GENERAL COMMENT (2021/XX/18): HUD's received are not for the note date in the file.             (2021/XX/18): Saved -                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing is unreliable.                                                                                                                                                                                           SELLER - GENERAL COMMENT (2021/XX/27): Agree - request reprice                                             HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                                                                                                                              GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                                                                                                                                    (2021/XX/27): Agree -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)                                                                                                                                                                                                                              request reprice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
742982472 XXX       XXX     XXX       XXX       $XXX      AR    11/XX/2000 10/XX/2000   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due                                                                                                                                                                                                                                                                                                                                                                           testing is unreliable.
                                                                                                                                                                                                                             on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 05/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987025 XXX       XXX     XXX       XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987043 XXX       XXX     XXX       XXX       $XXX      IN    3/XX/2006  2/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                                                                                                                                                                                                                                               Indeterminable
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                         testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                                         (UAL State)
                                                                                                                                                                                                                             following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742987304 XXX       XXX     XXX       XXX       $XXX      MO    2/XX/2007  1/XX/2007    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final                                                                                                                                                                                                                                                                                                                                                      UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983776 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2005 8/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
742983133 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed the prepaid interest                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,    as $597.90 and audit disclosed $1793.84; disclosed settlement fee of $1500 and audit disclosed $490.25.                                                                                                                                                                                                                                                     Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $474,515.68 is underdisclosed from calculated Finance Charge of $474,701.87 in the amount of $186.19.
742981391 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742983135 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (3) days of application.
742983152 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742983809 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
742984341 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $14,663.38, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984548 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742984708 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $21,562.41, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
742984721 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983212 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Investment Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing    Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Final 1003 indicates                                                                                                                                                                                                                                          No         TNR Testing Not
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,    investment property on pg 1 and primary occupancy on pg 3. Approvals indicate investment.                                                                                                                                                                                                                                                                   Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment).
742985219 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2008  4/XX/2008    Primary    Construction-Permanent              3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742983814 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing                                                                                                                                                                                                                                                                                                                                                     Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal,                                                                                                                                                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
742984087 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  4/XX/2005    Investment purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.
742981129 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
742981169 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    purchase                            3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
742984411 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Loan may
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742984499 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR
                                                                                                                                                                                                                             [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                                                                               Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
742982224 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                         Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or     final but not signed nor initialed by borrower.                                                                                                                                                                                                                                                                                                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.                                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742987238 XXX       XXX     XXX       XXX       $XXX      VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
742981206 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                                    Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or                                                                                                                                                                                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
742986967 XXX       XXX     XXX       XXX       $XXX      NY    10/XX/2015 8/XX/2015    Primary    purchase               Non QM       3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio                                                                                                                REVIEWER - GENERAL COMMENT (2017/XX/03): Mavent report indicates that the loan is safe harbor, however                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or                                                                                                                   DU/1008 in file as well as the reviewer calculations reflect a DTI >43%.  Loan is non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    insurance by the appropriate agency.
742987039 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2017  5/XX/2017    Primary    purchase               HUD          3        C        C        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From    The subject property is located in a FEMA Disaster area post-close. Provide a post-disaster inspection                                                                                                                                                                                                      3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage      Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation:   REVIEWER - GENERAL COMMENT (2020/XX/08): Exception Detail Updated from: Ability to Repay / Qualified                                                                                                                                          TILA ATR/QM
                                                                                                                          Rebuttable                                                                                         Borrower.: Documented qualifying Assets for Closing of  $15,000.00 is less than Cash From      verifying there was no damage from Hurricane Irma.  The inspection must include exterior photos and the                                                                                                                                                                                                                                                                 (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Conditional Commitment Direct Endorsement Statement of Appraised Value shows appraisal date of 06/XX/2017.    Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is .
                                                                                                                          Presumption                                                                                        Borrower $16,914.00.                                                                           property must be re-inspected on or after 10/XX/2017.                                                                                                                                                                                                                                                                                                                   Rebuttable Presumption QM.                                                                         Report date in file was date 06/XX/2017, post close. Verification appraisal was delivered to borrower was not REVIEWER - CURED COMMENT (2020/XX/08): Sufficient Cure Provided At Closing
                                                                                                                          QM                                                                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is    92900-A shows MIP of $3,166.39 but final CD shows $3,166.40.                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to  provided.
                                                                                                                                                                                                                             dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                  Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each
                                                                                                                                                                                                                             08/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                                             valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
                                                                                                                                                                                                                             Disaster End Date: 10/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                          [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At
                                                                                                                                                                                                                             Disaster Name: HURRICANE IRMA                                                                                                                                                                                                                                                                                                                                                                                                                                          Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report
                                                                                                                                                                                                                             Disaster Declaration Date: 09/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                  Fee.  Fee Amount of $97.27 exceeds tolerance of $75.00.  Sufficient or excess cure was provided to
                                                                                                                                                                                                                             [3] Government Documentation - FHA MIP Error (Borrower Paid):: Date Issued: 06/XX/2017                                                                                                                                                                                                                                                                                                                                                                                 the borrower at Closing. (7520)
                                                                                                                                                                                                                             Calculated FHA upfront premium of $3,166.39   does not match the mortgage insurance premium
                                                                                                                                                                                                                             collected on the Closing Disclosure of $3,166.40.
                                                                                                                                                                                                                             [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are
                                                                                                                                                                                                                             missing.
742986900 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2020 11/XX/2020   Second     purchase               Safe Harbor  3        C        C        B        B                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage      Federal Compliance - Unknown Loan Designation Test: Loan designation is unknown at the time of review due to                                                                                                                                                                                                                                                TILA ATR/QM
                                                                                        Home                              QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is     missing AUS approval. Testing based on the documents is SHQM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Safe Harbor QM.                                                                                    Federal Compliance - Self Employed - Implicit Adherence: The 2019 was not signed/dated, however, tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): transcripts were in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.
742986947 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2017  7/XX/2017    Primary    purchase               Temporary    3        C        C        B        B                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From    The file is missing a disaster inspection.                                                                                                                                                                                                                                                                  3           C           C           B           B           [3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC or  REVIEWER - GENERAL COMMENT (2021/XX/21): Closing Disclosure dated 08/XX/2017 reflects a Lender Credit in                                                                                                                                      TILA ATR/QM
                                                                                                                          HPQM                                                                                               Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                              (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is     cure provided                                                                                                 the amount of $51.54 for the cure
                                                                                                                          (GSE/Agency                                                                                        [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                                                                                                                                                                            Temporary HPQM (GSE/Agency Eligible).                                                              Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The credit
                                                                                                                          Eligible)                                                                                          dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone:   report increased without a cure by the lender.
                                                                                                                                                                                                                             07/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                                             Loan originated post December 2015, the subject property is in a flood zone, flood insurance is
                                                                                                                                                                                                                             Disaster End Date: 10/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                          not escrowed.
                                                                                                                                                                                                                             Disaster Name: HURRICANE IRMA                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre
                                                                                                                                                                                                                             Disaster Declaration Date: 09/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Property Costs over Year 1 of 8,829.12 on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    08/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1465774)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    08/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1465773)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Year 1 of 2,928.00 on Final Closing Disclosure provided on 08/XX/2017 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Final/08/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Premium.  Fee Amount of $4,750.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Amount of $86.54 exceeds tolerance of $35.00.  Insufficient or no cure was provided to the borrower. (7520)
742984965 XXX       XXX     XXX       XXX       $XXX      UT    8/XX/2007  8/XX/2007    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided.                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: Loan file only contains the security instrument,                                                                                                                                                                                                                                          UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           title, HUD-1, and approval.
742984191 XXX       XXX     XXX       XXX       $XXX                                                                                   3        D        D        D        D                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided.                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: Loan file only contains the TIL, HUD, and title.                                                                                                                                                                                                                                          UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided
742983646 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage, HUD and Title Policy.                                                                                                                                                                                                                                        UTD        Indeterminable
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           Compliance testing not completed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
742983508 XXX       XXX     XXX       XXX       $XXX      SC               4/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage and Title Policy.                                                                                                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           Compliance testing not completed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - TILA - Final TIL Missing
742983587 XXX       XXX     XXX       XXX       $XXX      FL               3/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage and Title Policy.                                                                                                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           Compliance testing not completed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - TILA - Final TIL Missing
742984207 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2004  5/XX/2004    Primary    purchase                            3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage and Title. Compliance      REVIEWER - GENERAL COMMENT (2022/XX/07): Received HUD-1, however, not certified, exception remains.                                                                                                                                UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - TILA - Final TIL Missing
742982591 XXX       XXX     XXX       XXX       $XXX      CA               10/XX/2002   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage. Compliance testing not                                                                                                                                                                                                                                       UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           completed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742985997 XXX       XXX     XXX       XXX       $XXX                       4/XX/2005    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage. Compliance testing not                                                                                                                                                                                                                                       UTD        Indeterminable
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           completed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742982977 XXX       XXX     XXX       XXX       $XXX      KS                                                                           3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only contains Mortgage and Title Policy.                                                                                                                                                                                                                                             UTD        TILA SOL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           Compliance testing not completed                                                                                                                                                                                                                                                                                                                            Expired
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
742985803 XXX       XXX     XXX       XXX       $XXX      WA                                                                           3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                          Loan File - (Missing Doc) Incomplete loan images/file: File only includes final title.  Insufficient                                                                                                                                                                                                                                             UTD        TILA SOL Not
                                                                                                                                                                                                                             [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Document: Note - Subject Lien not provided                           documents to complete compliance.                                                                                                                                                                                                                                                                                                                           Expired
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
742986512 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2009  12/XX/2008   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay    final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not verified with reliable documentation.                                                          Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina     be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate Spread Home Loan: APR on subject loan of 8.58990% or Final Disclosure APR of 8.61000% is in   so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    excess of allowable threshold of US Treasury 4.2200% + 3%, or 7.22000% and Conventional Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate 4.96000% + 1.75%, or 6.71000%.  Non-Compliant Rate Spread Home Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $79,084.00 is underdisclosed from calculated Finance Charge of $79,213.32 in the amount of $129.32.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983722 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay    final but not signed or initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate Spread Home Loan: APR on subject loan of 7.74001% or Final Disclosure APR of 7.74000% is in excess of allowable threshold of US Treasury 4.2800% + 3%, or 7.28000% and Conventional Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate 5.67000% + 1.75%, or 7.42000%.  Non-Compliant Rate Spread Home Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disbursement Date: Unable to test RTC expiration date due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983908 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2008  3/XX/2008    Primary    purchase                            3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           C           C           C           C           [3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to                                                                                                                                                                                                                                                                                                                                                                 State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate Spread Home Loan: APR on subject loan of 7.79618% or Final Disclosure APR of 7.79400% is in excess of allowable threshold of US Treasury 4.5800% + 3%, or 7.58000% and Conventional Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate 5.85000% + 1.75%, or 7.60000%.  Non-Compliant Rate Spread Home Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742987340 XXX       XXX     XXX       XXX       $XXX      NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           C           C           C           C           [3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to                                                                                                                                                                                                                                                                                                                                                                 State - NC
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate Spread Home Loan: APR on subject loan of 12.55590% or Final Disclosure APR of 12.56000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rate 5.48000% + 1.75%, or 7.23000%.  Non-Compliant Rate Spread Home Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742983847 XXX       XXX     XXX       XXX       $XXX      CT    2/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              3           C           C           C           C           [3] State Compliance - Connecticut Prepaid Finance Charge: Connecticut Abusive Home Loan Lending                                                                                                                                                                                                                                                                                                                                                               State - NC
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure                                                                                                                                                                                                                                                                                                                                                                          Practices Act:   Prepaid Finance Charge Fees of $12,879.00 exceed the greater of $12,332.25 or
                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                 $2,000.00.
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742986609 XXX       XXX     XXX       XXX       $XXX      NJ    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan     State Compliance - New Jersey Home Loan (Late Charge): The late charge grace period of 10 days is less than                                                                                                                                                                                                                                                 Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.    the state minimum grace period days of 15. (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
742982679 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan                                                                                                                                                                                                                                                                                                                                                                 Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982680 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan                                                                                                                                                                                                                                                                                                                                                                 Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
742982727 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan                                                                                                                                                                                                                                                                                                                                                                 Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
742982841 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan                                                                                                                                                                                                                                                                                                                                                                 Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983721 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan     Federal Compliance - Final TIL Finance Charge Under Disclosed: Due to DSI calculation.                                                                                                                                                                                                                                                                      Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $82,575.20 is underdisclosed from calculated Finance Charge of $82,692.02 in the amount of $116.82.
742983706 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan     State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed per state (NJ)   min grace                                                                                                                                                                                                                                                  Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.    period for NJ is 15 days - note states 10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983684 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                               SELLER - GENERAL COMMENT (2022/XX/02): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        impermissible late charge due to missing information.                                                                                                                                                            be an exception as noted.  Located on the Home Equity Line of Credit Agreement is the Late Charge          (2022/XX/02): The
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       information.  Supporting document uploaded as XXX#XXX_Line of Credit Agreement_5/XX/2022.                  issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as                                                                                                                       REVIEWER - GENERAL COMMENT (2022/XX/02): The HELOC Agreement contracts for a late charge of $15 if any     either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                        payment is late. Because the HELOC Agreement does not contain a stated P&I, it becomes difficult to        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                               determine whether the $15 charge would exceed the 5% late charge threshold imposed under the law. Given    not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                   the draw period would only be comprised of interest only payments, a late charge of $15 on any payment     as noted.  Located on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                         under $300 would exceed the state cap of 5%. Since we don't have the P&I for which to calculate the        the Home Equity Line
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date                                                                                                                  percentage maximum imposed by the state, we cite the "unable to determine" exception accordingly.          of Credit Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1                                                                                                                                                                                                                              is the Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                  information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property                                                                                                                                                                                                                              Supporting document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                      uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right                                                                                                                                                                                                                           XXX#XXX_Line of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.                                                                                                                                                                                                                                                                                                 Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Agreement_5/XX/2022.
742982678 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                               SELLER - GENERAL COMMENT (2022/XX/02): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.                                                                                                                                                            be an exception as noted. The missing document has been located and uploaded as XXX#XXX_Home Equity Line   (2022/XX/02): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       of Credit Agreement 05.13.2022.                                                                            issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as                                                                                                                       REVIEWER - GENERAL COMMENT (2022/XX/02): The HELOC Agreement contracts for a late charge of $15 if any     either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                        payment is late. Because the HELOC Agreement does not contain a stated P&I, it becomes difficult to        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                               determine whether the $15 charge would exceed the 5% late charge threshold imposed under the law. Given    not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                   the draw period would only be comprised of interest only payments, a late charge of $15 on any payment     as noted. The missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                         under $300 would exceed the state cap of 5%. Since we don't have the P&I for which to calculate the        document has been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC                                                                                                                percentage maximum imposed by the state, we cite the "unable to determine" exception accordingly.          located and uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.                                                                                                                                                                                                                                                                                          as XXX#XXX_Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act                                                                                                                                                                                                                              Equity Line of Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                             Agreement 05.XX.2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983680 XXX       XXX     XXX       XXX       $XXX      NJ    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                               SELLER - GENERAL COMMENT (2022/XX/02): The issue cited has either been resolved or was determined to not   GENERAL COMMENT                                                                                                                    Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.                                                                                                                                                            be an exception as noted. The missing document has been located and uploaded as XXX#XXX_Home Equity Line   (2022/XX/02): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of                                                                                                                       of Credit Agreement 05.13.2022.                                                                            issue cited has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as                                                                                                                       REVIEWER - GENERAL COMMENT (2022/XX/02): The HELOC Agreement contracts for a late charge of $15 if any     either been resolved
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date for compliance testing.                                                                                                                                                                        payment is late. Because the HELOC Agreement does not contain a stated P&I, it becomes difficult to        or was determined to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an                                                                                                               determine whether the $15 charge would exceed the 5% late charge threshold imposed under the law. Given    not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever                                                                                                                   the draw period would only be comprised of interest only payments, a late charge of $15 on any payment     as noted. The missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applies.                                                                                                                                                                                                         under $300 would exceed the state cap of 5%. Since we don't have the P&I for which to calculate the        document has been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC                                                                                                                percentage maximum imposed by the state, we cite the "unable to determine" exception accordingly.          located and uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.                                                                                                                                                                                                                                                                                          as XXX#XXX_Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act                                                                                                                                                                                                                              Equity Line of Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                             Agreement 05.XX.2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982671 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        impermissible late charge due to missing information.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982676 XXX       XXX     XXX       XXX       $XXX      NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742982677 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2004  6/XX/2004    UTD        Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        impermissible late charge due to missing information.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
742982724 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.
                                                                                                                                                                                                                             [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.: Lien                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                             Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                            disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742983724 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                        impermissible late charge due to missing information.
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986610 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986614 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
742986611 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
742986613 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an                                                                                                                                                                                                                                                                                                                                                             Late Charge
                                                                                                   Other                                                                                                                     [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    impermissible late charge due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742985137 XXX       XXX     XXX       XXX       $XXX      NM    12/XX/2010 10/XX/2010   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Valuation:                                              Appraisal not provided                                                                                                                                                                                                                                                                                      3           C           C           C           C           [3] State Compliance - New Mexico Home Loan (Ability to Repay not Verified): New Mexico Home Loan: State Compliance - New Mexico Home Loan (Ability to Repay not Verified): Loan was approved as Fastrack                                                                                                                                                                                                                                                      State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower's ability to repay not verified with reliable documentation.                              (stated income) under a Making Home Affordable program.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
742983696 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2000  2/XX/2000    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan:                                                                                                                                                                                                                                                                                                                                                                 State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
742983439 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan:     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                             provided                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if refinance loan was made without a tangible net benefit to borrower due to   final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    missing prior loan information.                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742982845 XXX       XXX     XXX       XXX       $XXX      NC    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan:                                                                                                                                                                                                                                                                                                                                                                 State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742982836 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan:                                                                                                                                                                                                                                                                                                                                                                 State - NC
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                    Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
742985845 XXX       XXX     XXX       XXX       $XXX      RI    1/XX/2007  12/XX/2006   Primary    purchase                            3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable                                                                                                                                                                                                                                                                                                                                                              State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
742985701 XXX       XXX     XXX       XXX       $XXX      RI    1/XX/2007  12/XX/2006   Primary    purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm      final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
742982120 XXX       XXX     XXX       XXX       $XXX      RI    1/XX/2007  12/XX/2006   Primary    purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm      final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees listed on the HUD-1.                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985535 XXX       XXX     XXX       XXX       $XXX      RI    3/XX/2007  3/XX/2007    Primary    purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm      final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees listed on the HUD-1.                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.                                                                     so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742984184 XXX       XXX     XXX       XXX       $XXX      RI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable                                                                                                                                                                                                                                                                                                                                                              State - NC
                                                                                                   Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    business days of application due to missing information.
742985833 XXX       XXX     XXX       XXX       $XXX      RI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable                                                                                                                                                                                                                                                                                                                                                              State - NC
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
742982761 XXX       XXX     XXX       XXX       $XXX      RI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost   State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans                                                                                                                                                                                                                                                     State - NC
                                                                                                   Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loans Disclosure Not Provided Timely): Rhode Island Home Loan: Prohibited Acts and Practices  Disclosure Not Provided Timely): Missing date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regarding High-Cost Home Loans disclosure not provided within three (3) days of application.       State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans  Provided Timely): date provided missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided Timely): Rhode Island Home Loan: Prohibited Acts and Practices Regarding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans disclosure not provided within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
742982125 XXX       XXX     XXX       XXX       $XXX      RI    10/XX/2007 8/XX/2007    Primary    purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices         final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regarding High-Cost Home Loans disclosure not provided.                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.               so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742985770 XXX       XXX     XXX       XXX       $XXX      RI    6/XX/2007  5/XX/2007    Primary    purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to                                                                                                                                                                                                                                                  State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices         missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regarding High-Cost Home Loans disclosure not provided.                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home  be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.               so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Finance Charge of $584,101.53 is underdisclosed from calculated Finance Charge of $584,224.77 in the amount of $123.24.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Act: Final TIL was not provided to the borrower by closing.
742983859 XXX       XXX     XXX       XXX       $XXX      RI    12/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70                                                                                                                                                                                                                                                                                                                 3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost                                                                                                                                                                                                                                                                                                                                                               State - NC
                                                                                                                                                                                                                             used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date:                                                                                                                                                                                                                                                                                                                                                                          Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices
                                                                                                                                                                                                                             11/XX/2007 2 Family                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regarding High-Cost Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date used to determine rate used for testing.
742985673 XXX       XXX     XXX       XXX       $XXX      RI    10/XX/2007 9/XX/2007    Primary    purchase                            3        C        C        C        C                                                                                                                                                                                                                                                                                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost                                                                                                                                                                                                                                                                                                                                                               State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regarding High-Cost Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
742987299 XXX       XXX     XXX       XXX       $XXX      TX    8/XX/2017  6/XX/2017    Primary    purchase               Temporary    1        A        A        A        A                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is    The property is located in TX.  Provide a post-disaster inspection verifying there was no damage from     SELLER - GENERAL COMMENT (2021/XX/16): This loan closed in 2017. We would not order a disaster                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                       GENERAL COMMENT                                                                                                                    -
                                                                                                                          SHQM                                                                                               dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:          Severe Winter Storms.  The inspection must include exterior photos and the property must be re-inspected  inspection as this is well outside of closing. Also, Our guidelines only require a disaster inspection                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2021/XX/16): This
                                                                                                                          (GSE/Agency                                                                                        07/XX/2017                                                                                     on or after 02/XX/2021.                                                                                   on homes within counties with INDIVIDUAL ASSISTANE ONLY designation. This county is BOTH INDIVIDUAL                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       loan closed in 2017.
                                                                                                                          Eligible)                                                                                          Disaster End Date: 02/XX/2021                                                                                                                                                                            AND PUBLIC ASSISTANCE. No disaster inspection is needed. Please review to clear this condition.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           We would not order a
                                                                                                                                                                                                                             Disaster Name: SEVERE WINTER STORMS                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2021/XX/22): Client to Review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disaster inspection
                                                                                                                                                                                                                             Disaster Declaration Date: 02/XX/2021                                                                                                                                                                    BUYER - GENERAL COMMENT (2021/XX/22): Received BPO more recent than FEMA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  as this is well
                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2021/XX/23): Acknowledged as assigned to buyer.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               outside of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                      BUYER - GENERAL COMMENT (2021/XX/27): Received BPO more recent than FEMA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Also, Our guidelines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                only require a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disaster inspection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                on homes within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                counties with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                INDIVIDUAL ASSISTANE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ONLY designation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                This county is BOTH
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                INDIVIDUAL AND PUBLIC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ASSISTANCE. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disaster inspection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                is needed. Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                review to clear this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                condition.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (2021/XX/16): Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                see attached CIC for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                the increase to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                credit report fee. An
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                additional credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                report was ordered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                which resulted in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                higher FICO and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                stronger loan profile
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with better
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                qualifications.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Please review to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                clear this condition.
742981071 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  3/XX/2006    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742981085 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2005 11/XX/2005   Primary    purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742981124 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2006  5/XX/2006    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742981174 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981241 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Investment purchase                            1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981255 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2007  3/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981265 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2007  6/XX/2007    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742981306 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                                                                                                                     provided
742981346 XXX       XXX     XXX       XXX       $XXX      MD    8/XX/2008  4/XX/2008    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981348 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742981357 XXX       XXX     XXX       XXX       $XXX      AL    1/XX/2008  12/XX/2007   Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981390 XXX       XXX     XXX       XXX       $XXX      IL    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742981410 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981414 XXX       XXX     XXX       XXX       $XXX      NY    4/XX/2010  12/XX/2009   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981432 XXX       XXX     XXX       XXX       $XXX      IL    12/XX/2011 8/XX/2011    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981435 XXX       XXX     XXX       XXX       $XXX      GA    12/XX/2012 9/XX/2012    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981444 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2015  3/XX/2015    Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From    Refi Plus loan does not require assets to be verified without a payment increase over 20%.                                                                                                                                                                                                                  1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          SHQM                                                                                               Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower
                                                                                                                          (GSE/Agency                                                                                        $475.87.
                                                                                                                          Eligible)                                                                                          [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:
                                                                                                                                                                                                                             03/XX/2015
                                                                                                                                                                                                                             Disaster End Date: 09/XX/2021
                                                                                                                                                                                                                             Disaster Name: REMNANTS OF HURRICANE IDA
                                                                                                                                                                                                                             Disaster Declaration Date: 09/XX/2021
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Fraud Report not provided
742981668 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2005 9/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981690 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  7/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981709 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2005 9/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981769 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2006  12/XX/2005   Investment purchase                            1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.         File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981773 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2005 10/XX/2005   Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981905 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2006 10/XX/2006   Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981920 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2006  4/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981947 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2003  3/XX/2003    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742981978 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2005  7/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982151 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982189 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2006  6/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982244 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2007  2/XX/2007    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982324 XXX       XXX     XXX       XXX       $XXX      MD    5/XX/2007  3/XX/2007    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982365 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2007  6/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982404 XXX       XXX     XXX       XXX       $XXX      IN    1/XX/2006  12/XX/2005   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982405 XXX       XXX     XXX       XXX       $XXX      IN    1/XX/2006  1/XX/2006    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982706 XXX       XXX     XXX       XXX       $XXX      CO    11/XX/2007 8/XX/2007    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742982711 XXX       XXX     XXX       XXX       $XXX      NV    2/XX/2005  2/XX/2005    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742982716 XXX       XXX     XXX       XXX       $XXX      NY    6/XX/2007  5/XX/2007    Second     Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742982735 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2004  3/XX/2004    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742982742 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2005 11/XX/2005   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742982750 XXX       XXX     XXX       XXX       $XXX      AL    11/XX/2003 5/XX/2003    Primary    purchase                            1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742982820 XXX       XXX     XXX       XXX       $XXX      LA    7/XX/2012  3/XX/2012    Investment Refinance Rate/Term                 1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742982852 XXX       XXX     XXX       XXX       $XXX      GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742982854 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742982855 XXX       XXX     XXX       XXX       $XXX      NJ    6/XX/2007  6/XX/2007    Primary    purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742982861 XXX       XXX     XXX       XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742982882 XXX       XXX     XXX       XXX       $XXX      NC    2/XX/2007  1/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982895 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2002 11/XX/2002   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982900 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2004  8/XX/2004    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982901 XXX       XXX     XXX       XXX       $XXX      MO    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982903 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2004 9/XX/2004    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742982911 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2005  5/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982913 XXX       XXX     XXX       XXX       $XXX      IL    7/XX/2005  6/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982914 XXX       XXX     XXX       XXX       $XXX      PA    8/XX/2005  8/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982915 XXX       XXX     XXX       XXX       $XXX      OR    8/XX/2005  7/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982918 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/2005 6/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742982925 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2006  1/XX/2006    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982928 XXX       XXX     XXX       XXX       $XXX      NH    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982932 XXX       XXX     XXX       XXX       $XXX      TX    6/XX/2006  6/XX/2006    Primary    purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742982940 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2006  9/XX/2006    Primary    purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742982947 XXX       XXX     XXX       XXX       $XXX      AR    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982951 XXX       XXX     XXX       XXX       $XXX      MO    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982954 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742982957 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742982964 XXX       XXX     XXX       XXX       $XXX      IL    9/XX/2008  9/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983012 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2006  8/XX/2006    Primary    purchase                            1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                                                                                             [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose
742983032 XXX       XXX     XXX       XXX       $XXX      NC    10/XX/2006 10/XX/2006   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983049 XXX       XXX     XXX       XXX       $XXX      MI    10/XX/2006 9/XX/2006    Primary    purchase                            1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983057 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2002 12/XX/2002   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983059 XXX       XXX     XXX       XXX       $XXX      GA    5/XX/2007  4/XX/2007    Primary    purchase                            1        A        A        A        A                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure
                                                                                                                                                                                                                             (Government Documents)
742983072 XXX       XXX     XXX       XXX       $XXX      MO    8/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983077 XXX       XXX     XXX       XXX       $XXX      MS    10/XX/2003 10/XX/2003   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983096 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2004  8/XX/2004    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983101 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2004 8/XX/2004    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983106 XXX       XXX     XXX       XXX       $XXX      OH    1/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983117 XXX       XXX     XXX       XXX       $XXX      CO    4/XX/2005  3/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983126 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983129 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983138 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Second     Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home       Other
742983169 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983193 XXX       XXX     XXX       XXX       $XXX      IL    1/XX/2006  12/XX/2005   Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742983199 XXX       XXX     XXX       XXX       $XXX      NJ    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983205 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983209 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2006  2/XX/2006    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983214 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983217 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  4/XX/2006    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983236 XXX       XXX     XXX       XXX       $XXX      MI    10/XX/2006 8/XX/2006    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983251 XXX       XXX     XXX       XXX       $XXX      WA    10/XX/2007 8/XX/2007    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983259 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2007  2/XX/2007    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983283 XXX       XXX     XXX       XXX       $XXX      OK    5/XX/2007  4/XX/2007    Primary    purchase                            1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742983288 XXX       XXX     XXX       XXX       $XXX      MD    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983290 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983296 XXX       XXX     XXX       XXX       $XXX      CA    7/XX/2007  7/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983304 XXX       XXX     XXX       XXX       $XXX      VA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983326 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983327 XXX       XXX     XXX       XXX       $XXX      IN    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983338 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 8/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983340 XXX       XXX     XXX       XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983355 XXX       XXX     XXX       XXX       $XXX      LA    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983367 XXX       XXX     XXX       XXX       $XXX      MA    2/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983372 XXX       XXX     XXX       XXX       $XXX      CA    2/XX/2008  2/XX/2008    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983373 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2008  3/XX/2008    Primary    purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742983377 XXX       XXX     XXX       XXX       $XXX      VA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation                                                                                                        provided
742983382 XXX       XXX     XXX       XXX       $XXX      NV    2/XX/2009  12/XX/2008   Primary    purchase                            1        A        A        A        A                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure
                                                                                                                                                                                                                             (Government Documents)
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742983384 XXX       XXX     XXX       XXX       $XXX      FL    11/XX/2008 9/XX/2008    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742983388 XXX       XXX     XXX       XXX       $XXX      AZ    6/XX/2009  5/XX/2009    Primary    purchase                            1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742983424 XXX       XXX     XXX       XXX       $XXX      AR    7/XX/2003  7/XX/2003    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983456 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2006  5/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983461 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 9/XX/2005    Investment purchase                            1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983478 XXX       XXX     XXX       XXX       $XXX      NC    11/XX/2005 10/XX/2005   Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983489 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2006  8/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983490 XXX       XXX     XXX       XXX       $XXX      GA    3/XX/2007  3/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983494 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2006 11/XX/2006   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983532 XXX       XXX     XXX       XXX       $XXX      AZ    1/XX/2006  12/XX/2005   Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983536 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2004 9/XX/2004    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983558 XXX       XXX     XXX       XXX       $XXX      TX    1/XX/2005  11/XX/2004   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983560 XXX       XXX     XXX       XXX       $XXX      FL    5/XX/2006  4/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983572 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2005 11/XX/2005   Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983584 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2007 6/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983598 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2004 9/XX/2004    Investment purchase                            1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983618 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  1/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983632 XXX       XXX     XXX       XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983779 XXX       XXX     XXX       XXX       $XXX      LA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983785 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983797 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2004  11/XX/2003   Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742983798 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2004  1/XX/2004    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983802 XXX       XXX     XXX       XXX       $XXX      MD    12/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742983810 XXX       XXX     XXX       XXX       $XXX      KY    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                                                                                                                     provided
742983815 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2005 10/XX/2005   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742983821 XXX       XXX     XXX       XXX       $XXX      MI    2/XX/2006  1/XX/2006    Investment Refinance Cash-out -                1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                                                                                                                     provided
742983827 XXX       XXX     XXX       XXX       $XXX      AR    8/XX/2006  7/XX/2006    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983830 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2006 10/XX/2006   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983833 XXX       XXX     XXX       XXX       $XXX      PA    12/XX/2006 12/XX/2006   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983843 XXX       XXX     XXX       XXX       $XXX      NC    3/XX/2008  2/XX/2008    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983845 XXX       XXX     XXX       XXX       $XXX      NV    8/XX/2008  5/XX/2008    Primary    purchase                            1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742983849 XXX       XXX     XXX       XXX       $XXX      VA    9/XX/2009  8/XX/2009    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983865 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2006  1/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983866 XXX       XXX     XXX       XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983874 XXX       XXX     XXX       XXX       $XXX      TX    4/XX/2007  4/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983877 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2004  6/XX/2004    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983909 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation                                                                                                        provided
742983925 XXX       XXX     XXX       XXX       $XXX      NH    1/XX/2003  11/XX/2002   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983929 XXX       XXX     XXX       XXX       $XXX      VA    8/XX/2005  8/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983951 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742983981 XXX       XXX     XXX       XXX       $XXX      NJ    5/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742984002 XXX       XXX     XXX       XXX       $XXX      TX    11/XX/2004 8/XX/2004    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984054 XXX       XXX     XXX       XXX       $XXX      VA    5/XX/2005  4/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984262 XXX       XXX     XXX       XXX       $XXX      MA    5/XX/2004  5/XX/2004    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984264 XXX       XXX     XXX       XXX       $XXX      NY    8/XX/2004  7/XX/2004    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984269 XXX       XXX     XXX       XXX       $XXX      LA    6/XX/2007  5/XX/2007    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984323 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2004 11/XX/2004   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984354 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2005  3/XX/2005    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742984386 XXX       XXX     XXX       XXX       $XXX      CA    6/XX/2005  5/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742984421 XXX       XXX     XXX       XXX       $XXX      OR    4/XX/2005  3/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742984426 XXX       XXX     XXX       XXX       $XXX      OR    4/XX/2005  4/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984447 XXX       XXX     XXX       XXX       $XXX      CO    5/XX/2005  5/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984744 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2006  5/XX/2006    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984805 XXX       XXX     XXX       XXX       $XXX      MA    11/XX/2007 12/XX/2006   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984833 XXX       XXX     XXX       XXX       $XXX      IN    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742984884 XXX       XXX     XXX       XXX       $XXX      IN    5/XX/2007  5/XX/2007    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742984953 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2007  7/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985024 XXX       XXX     XXX       XXX       $XXX      TX    5/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742985048 XXX       XXX     XXX       XXX       $XXX      NJ    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742985066 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742985082 XXX       XXX     XXX       XXX       $XXX      NV    5/XX/2008  3/XX/2008    Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742985102 XXX       XXX     XXX       XXX       $XXX      IL    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742985112 XXX       XXX     XXX       XXX       $XXX      PA    2/XX/2009  10/XX/2008   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985123 XXX       XXX     XXX       XXX       $XXX      TX    7/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985134 XXX       XXX     XXX       XXX       $XXX      NJ    9/XX/2010  8/XX/2010    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985141 XXX       XXX     XXX       XXX       $XXX      WI    12/XX/2010 11/XX/2010   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985590 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2005 9/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985655 XXX       XXX     XXX       XXX       $XXX      CA    8/XX/2005  8/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742985667 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2006  5/XX/2006    Investment purchase                            1        A        A        A        A                                                 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not                                                                                                                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742985964 XXX       XXX     XXX       XXX       $XXX      FL    4/XX/2004  3/XX/2004    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986031 XXX       XXX     XXX       XXX       $XXX      CA    5/XX/2006  5/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986036 XXX       XXX     XXX       XXX       $XXX      DC    12/XX/2005 11/XX/2005   Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986085 XXX       XXX     XXX       XXX       $XXX      FL    8/XX/2005  7/XX/2005    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986145 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2006  5/XX/2006    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986308 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986906 XXX       XXX     XXX       XXX       $XXX      NJ    2/XX/2010  11/XX/2009   Primary    purchase                            1        A        A        A        A                                                 [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             provided
742986915 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2019 9/XX/2019    Investment Refinance Rate/Term    Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742986919 XXX       XXX     XXX       XXX       $XXX      CA    11/XX/2019 9/XX/2019    Primary    Refinance Rate/Term    HUD Safe     1        A        A        A        A                                                 [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From    Loan was originated as a FHA streamline. Income and asset documentation was not required.                                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          Harbor QM                                                                                          Borrower.: Documented qualifying Assets for Closing of  $0.00 is less than Cash From Borrower  A post disaster inspection was missing from the file.
                                                                                                                                                                                                                             $2,670.12.                                                                                     The file was missing a copy of the appraisal for the subject transaction.
                                                                                                                                                                                                                             [3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: WILDFIRES
                                                                                                                                                                                                                             Disaster Declaration Date: 10/XX/2020
                                                                                                                                                                                                                             Disaster End Date:  11/XX/2020
                                                                                                                                                                                                                             [3] Guideline Issue - FHA Streamline - At least 6 months from Prior First Payment Due Date  to
                                                                                                                                                                                                                             Case Number Assignment Date must have passed  to be eligible.: Prior First Payment Due Date:
                                                                                                                                                                                                                             04/XX/2019; Case Number Assignment Date: 09/XX/2019
                                                                                                                                                                                                                             [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation
                                                                                                                                                                                                                             Report Date: <empty> Appraisal is missing
742986922 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2018  6/XX/2018    Investment Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  SHQM
                                                                                                                          (GSE/Agency
                                                                                                                          Eligible)
742986923 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2019 11/XX/2019   Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR
742986927 XXX       XXX     XXX       XXX       $XXX      CO    8/XX/2018  8/XX/2018    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                 [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio        Lower borrower income calculated than reported by Lender due to negative income from investment property.                                                                                                                                                                                                   1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR                                                                                                discrepancy.: Calculated investor qualifying total debt ratio of 55.70640% exceeds AUS total   HOI coverage is insufficient by $XXX.   Provide verification of policy with sufficient coverage OR
                                                                                                                                                                                                                             debt ratio of 32.31000%.                                                                       provide copy of insurer's replacement cost estimate supporting current coverage amount.
                                                                                                                                                                                                                             [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
742986932 XXX       XXX     XXX       XXX       $XXX      OR    6/XX/2018  3/XX/2018    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation     SHQM
                                                                                                                          (GSE/Agency
                                                                                                                          Eligible)
742986938 XXX       XXX     XXX       XXX       $XXX      GA    6/XX/2019  5/XX/2019    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                 [3] Income Documentation - Income Docs Missing:: Borrower: XXX Tax Return Extension (for       Missing P&L for 2018  for business to confirm income trend is consistent with 2019 P&L was provided.                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR                                                                                                Business) (2018)
                                                                                                                                                                                                                             [3] Income Documentation - REO Documents are missing.: Address: XXX, XXX, GA, Address: XXX,
                                                                                                                                                                                                                             GA, Address: XXX, GA, Address: XXX, GA Insurance Verification, Statement, Tax Verification
                                                                                                                                                                                                                             Insurance Verification, Statement, Tax Verification
                                                                                                                                                                                                                             Statement
                                                                                                                                                                                                                             Insurance Verification, Statement, Tax Verification
742986942 XXX       XXX     XXX       XXX       $XXX      FL    6/XX/2009  4/XX/2009    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986958 XXX       XXX     XXX       XXX       $XXX      CA    9/XX/2018  8/XX/2018    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  SHQM                                                                                               dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:
                                                                                                                          (GSE/Agency                                                                                        09/XX/2018
                                                                                                                          Eligible)                                                                                          Disaster End Date: 09/XX/2020
                                                                                                                                                                                                                             Disaster Name: WILDFIRES
                                                                                                                                                                                                                             Disaster Declaration Date: 08/XX/2020
742986969 XXX       XXX     XXX       XXX       $XXX      MA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Home Improvement
742986977 XXX       XXX     XXX       XXX       $XXX      CA    12/XX/2018 11/XX/2018   Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR
742986980 XXX       XXX     XXX       XXX       $XXX      FL    12/XX/2020 11/XX/2020   Primary    Refinance Rate/Term    Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          SHQM
                                                                                                                          (GSE/Agency
                                                                                                                          Eligible)
742986984 XXX       XXX     XXX       XXX       $XXX      DE    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742986986 XXX       XXX     XXX       XXX       $XXX      MD    1/XX/2020  9/XX/2019    Investment Refinance Rate/Term    Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742986991 XXX       XXX     XXX       XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742986997 XXX       XXX     XXX       XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    purchase                            1        A        A        A        A                                                 [3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated                                                                                                           REVIEWER - GENERAL COMMENT (2019/XX/17): Unable to clear exception with documentation that was                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             / Valuation Report Date: 12/XX/2006                                                                                                                                                                      provided.  Appraisal provided is post origination.
                                                                                                                                                                                                                             [3] Appraisal Documentation - Missing Document: Appraisal not provided
742987006 XXX       XXX     XXX       XXX       $XXX      NC    4/XX/2019  3/XX/2019    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                 [3] General - Missing Document: 1007 Rent Comparison Schedule not provided                                                                                                                                                                                                                                                                                                                                 1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR
742987008 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2018 10/XX/2018   Investment purchase               Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987017 XXX       XXX     XXX       XXX       $XXX      WI    3/XX/2020  2/XX/2020    Primary    Refinance Streamlined  VA Safe      1        A        A        A        A                                                 [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan    No signature was provided on the required VA document.                                                                                                                                                                                                                                                      1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          Harbor QM                                                                                          Guaranty Certificate (Government Documents)                                                    Not signed by the borrowers.
                                                                                                                                                                                                                             [3] Government Documentation - VA - IRRRL Comparison is not compliant.: Disclosure: VA - IRRRL
                                                                                                                                                                                                                             Comparison (Government Documents)
                                                                                                                                                                                                                             [3] General - VA - Veteran's Statement - Final borrower did not acknowledge the effect of the refinancing loan on  his/her loan payments and interest rate.: Disclosure: VA - Veteran's
                                                                                                                                                                                                                             Statement - Final (Government Documents)
                                                                                                                                                                                                                             [3] General - VA - Veteran's Statement - Final Disclosure was not provided to the veteran by closing.: Disclosure: VA - Veteran's Statement - Final (Government Documents) Disclosure Date:
                                                                                                                                                                                                                             04/XX/2020;
                                                                                                                                                                                                                             Closing Date: 03/XX/2020
742987032 XXX       XXX     XXX       XXX       $XXX      IN    10/XX/2018 10/XX/2018   Investment purchase               Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987044 XXX       XXX     XXX       XXX       $XXX      CA    3/XX/2006  1/XX/2006    Second     Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742987046 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2020  2/XX/2020    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  SHQM
                                                                                                                          (GSE/Agency
                                                                                                                          Eligible)
742987052 XXX       XXX     XXX       XXX       $XXX      NV    8/XX/2018  7/XX/2018    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR
742987057 XXX       XXX     XXX       XXX       $XXX      FL    10/XX/2018 9/XX/2018    Investment purchase               Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987065 XXX       XXX     XXX       XXX       $XXX      PA    11/XX/2004 10/XX/2004   Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987070 XXX       XXX     XXX       XXX       $XXX      TX    9/XX/2003  7/XX/2003    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987073 XXX       XXX     XXX       XXX       $XXX      GA    9/XX/2019  7/XX/2019    Investment Refinance Cash-out -   Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  HPQM
                                                                                                                          (GSE/Agency
                                                                                                                          Eligible)
742987074 XXX       XXX     XXX       XXX       $XXX      IN    6/XX/2001  5/XX/2001    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987075 XXX       XXX     XXX       XXX       $XXX      NJ    7/XX/2009  4/XX/2009    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742987080 XXX       XXX     XXX       XXX       $XXX      GA    2/XX/2019  1/XX/2019    Investment purchase               Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987086 XXX       XXX     XXX       XXX       $XXX      IN    8/XX/2005  4/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987106 XXX       XXX     XXX       XXX       $XXX      NC    6/XX/2003  3/XX/2003    Primary    purchase                            1        A        A        A        A                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)
742987113 XXX       XXX     XXX       XXX       $XXX      NY    5/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742987116 XXX       XXX     XXX       XXX       $XXX      MN    6/XX/2012  5/XX/2012    Investment purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987117 XXX       XXX     XXX       XXX       $XXX      NC    8/XX/2018  6/XX/2018    Primary    Refinance Cash-out -   Temporary    1        A        A        A        A                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is                                                                                                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                             Borrower has been employed in the same industry for more than 5 years.                                       -
                                                                                                   Debt Consolidation     SHQM                                                                                               dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date:
                                                                                                                          (GSE/Agency                                                                                        06/XX/2018                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has owned the subject property for at least 5 years.
                                                                                                                          Eligible)                                                                                          Disaster End Date: 09/XX/2018
                                                                                                                                                                                                                             Disaster Name: HURRICANE FLORENCE                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                             Disaster Declaration Date: 09/XX/2018
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The representative FICO score is above 680.
742987137 XXX       XXX     XXX       XXX       $XXX      TN    7/XX/2002  4/XX/2002    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987141 XXX       XXX     XXX       XXX       $XXX      GA    10/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742987152 XXX       XXX     XXX       XXX       $XXX      KY    4/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742987173 XXX       XXX     XXX       XXX       $XXX      AZ    12/XX/2006 11/XX/2006   Second     purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                        Home
742987176 XXX       XXX     XXX       XXX       $XXX      NJ    10/XX/2018 9/XX/2018    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation     ATR
742987180 XXX       XXX     XXX       XXX       $XXX      IL    10/XX/2018 9/XX/2018    Investment purchase               Exempt from  1        A        A        A        A                                                 [3] Income Documentation - REO Documents are missing.: Address: XXX, IL Statement              Need to obtain a mortgage statement to support payment and escrows                                                                                                                                                                                                                                          1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987181 XXX       XXX     XXX       XXX       $XXX      CA    10/XX/2019 8/XX/2019    Investment Refinance Rate/Term    Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987186 XXX       XXX     XXX       XXX       $XXX      WA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742987197 XXX       XXX     XXX       XXX       $XXX      NJ    8/XX/2008  8/XX/2008    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987198 XXX       XXX     XXX       XXX       $XXX      OH    9/XX/2018  6/XX/2018    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                 [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met       The AUS reflected potential red flags due to the borrower's credit being frozen. Credit was not re-run                                                                                                                                                                                                      1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR                                                                                                [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy       and this red flag addressed.
                                                                                                                                                                                                                             Amount of $252,000.00 is less than the note amount of $XXX0 based on the Commitment in file.
742987201 XXX       XXX     XXX       XXX       $XXX      CT    10/XX/2018 8/XX/2018    Investment purchase               Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987205 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2019  1/XX/2019    Primary    Refinance Limited      Temporary    1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Cash-out GSE           SHQM
                                                                                                                          (GSE/Agency
                                                                                                                          Eligible)
742987217 XXX       XXX     XXX       XXX       $XXX      FL    3/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742987221 XXX       XXX     XXX       XXX       $XXX      NY    11/XX/2018 9/XX/2018    Investment Refinance Cash-out -   Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  ATR
742987232 XXX       XXX     XXX       XXX       $XXX      FL    2/XX/2021  1/XX/2021    Primary    purchase               Temporary    1        A        A        A        A                                                 [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account    2 months consecutive Business bank statements is not evident in the file for Sole Proprietorship.                                                                                                                                                                                                           1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          SHQM                                                                                               statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole   2 months consecutive Business bank statements is not evident in the file for Sole Proprietorship.
                                                                                                                          (GSE/Agency                                                                                        Proprietor / Start Date: 09/XX/2018                                                            Missing verbal Verification of Employment within 10 business days of the Note.
                                                                                                                          Eligible)                                                                                          [3] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account    Self employment verification for the sole proprietorships was not found in the file.
                                                                                                                                                                                                                             statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole   A VVOE was not provided within 10 days of the note.
                                                                                                                                                                                                                             Proprietor / Start Date: 09/XX/2018
                                                                                                                                                                                                                             [3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower:
                                                                                                                                                                                                                             XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2019
                                                                                                                                                                                                                             [3] Document Error - Missing verification of the existance of self-employed business  within
                                                                                                                                                                                                                             20 days of the Note Date (COVID-19).: Borrower: XXX // Employment Type: Employment / Income
                                                                                                                                                                                                                             Type: Sole Proprietor / Start Date: 09/XX/2018, Borrower: XXX // Employment Type: Employment /
                                                                                                                                                                                                                             Income Type: Sole Proprietor / Start Date: 09/XX/2018 Application Date:  01/XX/2021;
                                                                                                                                                                                                                             Application Date:  01/XX/2021;
                                                                                                                                                                                                                             [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment Type: Employment /
                                                                                                                                                                                                                             Income Type: Wages / Start Date: 10/XX/2019 Note Date: 02/XX/2021
742987241 XXX       XXX     XXX       XXX       $XXX      LA    5/XX/2019  4/XX/2019    Primary    Refinance Rate/Term    VA Safe      1        A        A        A        A                                                 [3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan    VA - Loan Guaranty Certificate not provided.                                                                                                                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          Harbor QM                                                                                          Guaranty Certificate (Government Documents)                                                    Missing lender's signature on VA - Loan Disbursement Form 26- 1820 document.
                                                                                                                                                                                                                             [3] Government Documentation - VA Loan Disbursement Form 26- 1820 is not compliant.:
                                                                                                                                                                                                                             Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)
742987242 XXX       XXX     XXX       XXX       $XXX      NY    12/XX/2005 10/XX/2005   Primary    purchase                            1        A        A        A        A                                                 [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3                                                                                                                                                                                                                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure
                                                                                                                                                                                                                             (Government Documents)
742987249 XXX       XXX     XXX       XXX       $XXX      FL    9/XX/2018  7/XX/2018    Investment purchase               Exempt from  1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                          ATR
742987285 XXX       XXX     XXX       XXX       $XXX      NC    12/XX/2019 9/XX/2019    Primary    Refinance Cash-out -   HUD Safe     1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other                  Harbor QM
742987300 XXX       XXX     XXX       XXX       $XXX      CT    3/XX/2006  1/XX/2006    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987329 XXX       XXX     XXX       XXX       $XXX      KY    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Debt Consolidation
742987333 XXX       XXX     XXX       XXX       $XXX      IL    4/XX/2018  3/XX/2018    Primary    Refinance Cash-out -   Non QM       1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742987358 XXX       XXX     XXX       XXX       $XXX      TX    12/XX/1998 6/XX/1998    Primary    purchase                            1        A        A        A        A                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
742987359 XXX       XXX     XXX       XXX       $XXX      LA    7/XX/2003  5/XX/2003    Primary    purchase                            1        A        A        A        A                                                 [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                             Informed Consumer Choice Disclosure (Government Documents)
                                                                                                                                                                                                                             [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                                                                                             provided
742987366 XXX       XXX     XXX       XXX       $XXX      OH    11/XX/1999 9/XX/1999    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987369 XXX       XXX     XXX       XXX       $XXX      SC    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                        1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742987375 XXX       XXX     XXX       XXX       $XXX      TX    2/XX/2005  1/XX/2005    Primary    purchase                            1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
742987380 XXX       XXX     XXX       XXX       $XXX      KY    11/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                                                                                                                                                                                     1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other
742987381 XXX       XXX     XXX       XXX       $XXX      PA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                                                                                                                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                   Other